AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 22, 1997

                                                       Registration No: 2-87775
                                                                       811-4815
===============================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     |_|
         Pre-Effective Amendment No.                                        |_|
         Post-Effective Amendment No. 20                                    |X|

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             |_|
         Amendment No. 24                                                   |X|


                                ULTRA SERIES FUND
               (Exact Name of Registrant as Specified in Charter)

                     2000 Heritage Way, Waverly, Iowa 50677
               (Address of Principal Executive Offices) (Zip Code)

  Registrant's Telephone Number, including Area Code (319) 352-4090, ext. 2157

                 Name and complete address of agent for service:


                             Barbara L. Secor, Esq.
                       CUNA Mutual Life Insurance Company
                                2000 Heritage Way
                               Waverly, Iowa 50677


It is proposed that this filing will become effective (check appropriate box):

         |_| immediately upon filing pursuant to paragraph (b) |X| on May 1, 1997 pursuant to paragraph (b)
         |_| 60 days after filing pursuant to paragraph (a)(1) |_| on pursuant to paragraph (a)(1)
         |_| 75 days after filing pursuant to paragraph (a)(2) |_| on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

         |_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to Rule 24f-2, Registrant registered an indefinite amount of securities under the Securities Act of 1933. The Rule 24f-2 Notice for Registrant's most recent fiscal year was filed on February 18, 1997.

The index to attached exhibits is found following the signature pages in Part C after page C-12.

================================================================================

                              CROSS REFERENCE SHEET

Form N-1A Item Number

Part A                Prospectus Caption
1                     Cover Page
2                     FEE TABLES
3                     FINANCIAL HIGHLIGHTS
4a                    THE ULTRA SERIES FUND; INVESTMENT OBJECTIVES
                         AND POLICIES
4b                    SPECIAL INVESTMENT TECHNIQUES,
4c                    INVESTMENT OBJECTIVES AND POLICIES
5                     MANAGEMENT OF THE ULTRA SERIES FUND
5A                    See Annual Report
6                     GENERAL INFORMATION
6h                    OFFER, PURCHASE AND REDEMPTION OF SHARES
7                     OFFER, PURCHASE AND REDEMPTION OF SHARES
8                     OFFER, PURCHASE AND REDEMPTION OF SHARES
9                     N/A

Part B                Statement of Additional Information Caption
10                    Cover Page
11                    TABLE OF CONTENTS
12                    GENERAL INFORMATION
13                    INVESTMENT PRACTICES; INVESTMENT LIMITATIONS;
                         PORTFOLIO TURNOVER
14                    MANAGEMENT OF THE FUND
15                    Substantial Shareholders; Beneficial Owners
16                    THE INVESTMENT ADVISER
17                    DISTRIBUTION PLAN AND AGREEMENT; BROKERAGE
18                    See Prospectus
19                    HOW SECURITIES ARE OFFERED
20                    DIVIDENDS, DISTRIBUTION AND TAXES
21                    HOW SECURITIES ARE OFFERED
22                    CALCULATION OF YIELDS AND TOTAL RETURNS
23                    FINANCIAL STATEMENTS

                                     PART A
                                 THE PROSPECTUS

Ultra Series Fund                                                     PROSPECTUS
2000 Heritage Way, Waverly, Iowa  50677
(319) 352-4090             (800) 798-5500                            MAY 1, 1997


The Ultra Series Fund is an investment company consisting of six separate investment portfolios or funds (each, a "Fund") each of which has a different investment objective(s). Each Fund is a diversified, open-end management investment company, commonly known as a mutual fund. The Funds are available to the public only through: (1) the purchase of certain individual variable life insurance contracts or variable annuity contracts, (2) the purchase of certain group variable annuity contracts by qualified pension and retirement plans, or
(3) the purchase of Class C shares of the Ultra Series Fund directly by qualified pension and retirement plans. The six Funds are: Capital Appreciation Stock, Growth and Income Stock, Balanced, Bond, Money Market and Treasury 2000.

There can be no assurance that the investment objective of any Fund will be achieved. Investment experience of each Fund will vary.

When used in connection with individual variable annuity contracts or variable life insurance contracts, this Prospectus must be accompanied by prospectuses for those contracts. When distributed to qualified pension and retirement plans or to participants of such plans, this Prospectus may be accompanied by disclosure materials relating to such plans which should be read in conjunction with this Prospectus.

This Prospectus should be read and retained for future reference. It sets forth concise information that a prospective investor should know before investing. Additional information about the Ultra Series Fund is contained in a Statement of Additional Information dated May 1, 1997, as supplemented from time to time, available without charge from the address shown below. The Statement of Additional Information is incorporated by reference into this Prospectus and has been filed with the Securities and Exchange Commission.

UNLIKE CREDIT UNION AND BANK ACCOUNTS, THE VALUE OF AN INVESTMENT IN THE ULTRA SERIES FUND IS NOT INSURED. SHARES OF THE ULTRA SERIES FUND ARE NOT A DEPOSIT OF, OR GUARANTEED BY, ANY BANK OR CREDIT UNION AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR GOVERNMENT AGENCY. AN INVESTMENT INVOLVES CERTAIN RISKS INCLUDING A LOSS OF PRINCIPAL.

AN INVESTMENT IN THE MONEY MARKET SERIES IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT THE MONEY MARKET SERIES WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                 Distributed by:
                          CUNA BROKERAGE SERVICES, INC.
                                2000 Heritage Way
                                Waverly, IA 50677
                                 (319) 352-4090
                                 (800) 798-5500

                                TABLE OF CONTENTS
                                                                         PAGE
FEE TABLE...................................................................1
FINANCIAL HIGHLIGHTS........................................................2
THE ULTRA SERIES FUND.......................................................8
INVESTMENT OBJECTIVES AND POLICIES..........................................8
   Capital Appreciation Stock Fund..........................................9
   Growth and Income Stock Fund.............................................9
   Balanced Fund............................................................9
   Bond Fund...............................................................10
   Money Market Fund.......................................................10
   Treasury 2000 Fund......................................................11
SPECIAL INVESTMENT TECHNIQUES..............................................12
   Investment Techniques and Instruments Authorized But Not Used...........12
   Repurchase Agreements...................................................12
   Borrowing...............................................................13
   Foreign Securities......................................................13
MANAGEMENT OF THE ULTRA SERIES FUND........................................13
   The Trustees............................................................13
   CUNA Mutual Life Insurance Company......................................13
   The Investment Adviser..................................................14
   The Management Agreement................................................14
OFFER, PURCHASE AND REDEMPTION OF SHARES...................................14
GENERAL INFORMATION........................................................16
   Shareholder Rights......................................................16
   Inquiries...............................................................16
   Dividends...............................................................16
   The Ultra Series Fund Performance.......................................16
   Tax Status..............................................................17
   Net Asset Value.........................................................18
APPENDIX A.................................................................19

                                    FEE TABLE

Shareholder Transaction Expenses                                                                         Class C           Class Z
         Maximum Sales Load Imposed on Purchases (as a percentage of offering price)......................None               None
         Maximum Deferred Sales Load......................................................................None               None
         Maximum Sales Load Imposed on Reinvested Dividend (and other Distributions)......................None               None
         Redemption Fees (as a percentage of amount redeemed, if applicable)..............................None               None
         Exchange Fee.....................................................................................None               None


Annual Fund Operating Expenses (as a percentage of average net assets)
         Management Fees
                  Capital Appreciation Stock Fund.........................................................0.80%              0.80%
                  Growth and Income Stock Fund............................................................0.60%              0.60%
                  Balanced Fund...........................................................................0.70%              0.70%
                  Bond Fund...............................................................................0.55%              0.55%
                  Money Market Fund.......................................................................0.45%              0.45%
                  Treasury 2000 Fund......................................................................0.45%              0.45%
         12b-1 Fees.......................................................................................0.25%              0.00%
         Other Expenses
                  Capital Appreciation Stock Fund.........................................................0.01%              0.01%
                  Growth and Income Stock Fund............................................................0.01%              0.01%
                  Balanced Fund...........................................................................0.01%              0.01%
                  Bond Fund...............................................................................0.01%              0.01%
                  Money Market Fund.......................................................................0.01%              0.01%
                  Treasury 2000 Fund......................................................................None               None
         Total Fund Operating Expenses
                  Capital Appreciation Stock Fund.........................................................1.06%              0.81%
                  Growth and Income Stock Fund............................................................0.86%              0.61%
                  Balanced Fund...........................................................................0.96%              0.71%
                  Bond Fund...............................................................................0.81%              0.56%
                  Money Market Fund.......................................................................0.71%              0.46%
                  Treasury 2000 Fund......................................................................0.70%              0.45%


                                                              Example

Investors would pay the following expenses on a $1,000 investment,  assuming (1)
5% annual return and (2) redemption at the end of each period:
                                            1 year                   3 year                  5 year                    10 year
                                      Class C    Class Z      Class C    Class Z      Class C     Class Z       Class C    Class Z
Capital Appreciation Stock Fund       $11        $8           $34        $26          $58         $45            $129       $100
Growth and Income Stock Fund            9         6            27         20           48          34             106         76
Balanced Fund                          10         7            31         23           53          40             118         88
Bond Fund                               8         6            26         18           45          31             100         70
Money Market Fund                       7         5            23         15           40          26              88         58
Treasury 2000 Fund                      7         5            22         14           39          25              87         57


The Fee Table provided above is included to assist the investor in understanding the various costs and expenses that an investor in the Ultra Series Fund will bear directly or indirectly.


This Table should not be considered a representation of past or future expenses and actual expenses may be greater or lesser than those shown.


The highlights for the years 1987 through 1996 have been audited by KPMG Peat Marwick, LLP, independent auditors. These highlights should be read in conjunction with the financial statements and related notes and the Auditors' Report in the Statement of Additional Information.

                                        CAPITAL APPRECIATION STOCK FUND OF ULTRA SERIES FUND
                                                        Financial Highlights
                                                      Years Ended December 31
                                             ------------------------- CAPITAL APPRECIATION STOCK FUND ---------------------------
(For a share outstanding throughout the period):   1996              1995             1994*

Net Asset Value, Beginning of Period             $12.51             $9.97           $10.00

  Income from Investment Operations

   Net Investment Income                            .13               .14             0.16

   Net Realized and Unrealized Gain (Loss)
    on Investments                                 2.55              2.91             0.37

  Total from Investment Operations                 2.68              3.05             0.53


  Distributions

   Distributions from Net Investment Income        (.13)             (.14)           (0.15)

   Distributions from Realized Capital Gains       (.46)             (.37)           (0.41)

  Total Distributions                              (.59)             (.51)           (0.56)


Net Asset Value, End of Period                   $14.60            $12.51            $9.97


Total Return**                                   21.44%            30.75%            5.44%


Ratio/Supplemental Data

Net Assets, End of Period (000s Omitted)        $98,674           $38,117           $9,449

Ratio of Expenses to Average Net Assets***         0.65%             0.65%            0.65%

Ratio of Net Investment Income to Average
  Net Assets***                                    0.96%             1.37%            1.55%

Portfolio Turnover Rate                           49.77%            61.32%           65.81%

Average Commission Rate                           $0.06             $0.06


*1994 data is for period January 3, 1994 (date of initial activity) through December 31, 1994.

**These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

***During the periods shown, CUNA Mutual Life Insurance Company and its affiliates absorbed all expenses in excess of .65% of the average net assets of the Capital Appreciation Stock, Growth and Income Stock, Balanced, Bond and Money Market Funds under the terms of an Expense Reimbursement Agreement between the Ultra Series Fund and CUNA Mutual Life Insurance Company. Annually, the Fund and CUNA Mutual Life Insurance Company have renewed the Expense Reimbursement Agreement. If the Expense Reimbursement Agreement had not been in effect and if the full expenses allowable under the Investment Advisory Agreement between the Ultra Series Fund and the Investment Adviser had been charged, the amounts that would have been charged and the ratios that would have resulted are:

Capital Appreciation Stock Fund                    1996              1995             1994
                                                   ----              ----             ----

Amount Charged                                   $440,999          $156,184          $42,519

Ratio of Expenses to
Average Net Assets                                 0.66%             0.75%            0.85%

Ratio of Net Investment
Income to Average Net Assets                       0.95%             1.25%            1.35%

The Expense Reimbursement Agreement between CUNA Mutual Life Insurance Company and the Fund was terminated effective May 1, 1997 and the Fund entered into a Management Agreement with CIMCO Inc., the Investment Adviser, pursuant to which the fees changed for Fund management and expenses. (See The Investment Adviser.)

                                         GROWTH AND INCOME STOCK FUND OF ULTRA SERIES FUND
                                                        Financial Highlights
                                                      Years Ended December 31
                                             ----------------------- GROWTH AND INCOME STOCK FUND -----------------------
(For a share outstanding throughout

 the period):                           1996     1995     1994      1993     1992    1991     1990     1989     1988    1987
Net Asset Value, Beginning of Period     $18.20   $15.06   $15.51   $15.49   $15.21  $12.75   $14.13   $12.15   $10.74  $11.97

Income from Investment Operations

Net Investment Income                     0.34      .37     0.32     0.29     0.32    0.33     0.44     0.33     0.31    0.38

Net Realized and Unrealized Gain (Loss)
on Investments                            3.93     4.37    (0.04)    1.87     0.90     2.95   (0.73)    2.61     1.47   (0.17)

Total from Investment Operations          4.27     4.74     0.28     2.16     1.22     3.29   (0.29)    2.94     1.77    0.21


Distributions

Distributions from Net Investment
  Income                                (0.34)    (.37)   (0.32)   (0.29)   (0.32)  (0.34)   (0.44)   (0.38)   (0.33)  (0.50)

Distributions from Realized Capital
  Gains                                 (0.81)   (1.23)   (0.40)   (1.85)   (0.62)  (0.49)   (0.66)   (0.58)   (0.03)  (0.84)

Total Distributions                     (1.15)   (1.60)   (0.73)   (2.14)   (0.94)  (0.83)   (1.10)   (0.96)   (0.36)  (1.44)


Net Asset Value, End of Period           $21.32   $18.20   $15.06   $15.51   $15.49  $15.21   $12.75   $14.13   $12.15  $10.74


Total Return*                            22.02%   31.75%    1.42%   13.77%    7.66%  25.66%   -1.98%   24.37%   16.62%   1.33%


Ratio/Supplemental Data

Net Assets, End of Period
  (000s Omitted)                       $232,841 $102,138  $48,913  $32,468  $24,382 $17,101  $9,258   $7,932   $5,337  $4,342

Ratio of Expenses to Average
  Net Assets**                            0.65%    0.65%    0.65%    0.65%    0.65%   0.65%    0.65%    0.65%    0.65%   0.65%

Ratio of Net Investment Income to
  Average Net Assets**                    1.78%    2.28%    2.19%    1.84%    2.11%   2.58%    3.33%    2.83%    2.75%   3.34%

Portfolio Turnover Rate                  40.55%   57.80%   45.36%   56.79%   29.67%  27.90%   32.02%   35.55%   26.22%  21.95%

Average Commission Rate                   $0.06    $0.06


*These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

**During the periods shown, prior to 1996, CUNA Mutual Life Insurance Company and its affiliates absorbed all expenses in excess of .65% of the average net assets of the Capital Appreciation Stock, Growth and Income Stock, Balanced, Bond and Money Market Funds under the terms of an Expense Reimbursement Agreement between the Ultra Series Fund and CUNA Mutual Life Insurance Company. Annually, the Fund and CUNA Mutual Life Insurance Company have renewed the Expense Reimbursement Agreement. If the Expense Reimbursement Agreement had not been in effect and if the full expenses allowable under the Investment Advisory Agreement between the Ultra Series Fund and the Investment Adviser had been charged, the amounts that would have been charged and the ratios that would have resulted are:

Growth and Income Stock Fund     1995        1994        1993     1992      1991      1990      1989      1988      1987

Amount Charged                   $491,168    $281,760  $210,141  $151,195  $90,028   $64,759   $54,773   $53,742   $50,913

Ratio of Expenses to
Average Net Assets                0.69%      0.70%        0.73%    0.74%      0.74%     0.77%    0.84%     1.10%    1.10%

Ratio of Net Investment
Income to Average Net Assets      2.23%      2.14%        1.76%    2.02%      2.49%     3.21%    2.64%     2.30%    2.89%

The Expense Reimbursement Agreement between CUNA Mutual Life Insurance Company and the Fund was terminated effective May 1, 1997 and the Fund entered into a Management Agreement with CIMCO Inc., the Investment Adviser, pursuant to which the fees changed for Fund management and expenses. (See The Investment Adviser.)

                                                  BALANCED FUND OF ULTRA SERIES FUND
                                                        Financial Highlights
                                                      Years Ended December 31
                                        ------------------------------------- BALANCED FUND -------------------------------------
(For a share outstanding throughout
  the period): .......................   1996     1995       1994     1993      1992      1991     1990     1989     1988     1987
Net Asset Value, Beginning of Period  $14.63    $12.90     $13.70    $13.54    $13.44    $12.11   $12.59   $11.47   $10.98    $11.50
  Income from Investment Operations
   Net Investment Income .............   0.58      .55       0.52      0.50      0.55      0.62     0.74     0.61     0.60     0.55
   Net Realized and Unrealized Gain
    (Loss)on Investments .............   0.98     2.29      (0.56)     0.95      0.40      1.56    (0.29)    1.42     0.57     0.10

  Total from Investment Operations ...   1.56     2.84      (0.04)     1.45      0.95      2.18      .46     2.03     1.18     0.65

Distributions

 Distributions from Net Investment
    Income .........................   (0.58)       (.55)    (0.51)   (0.50)    (0.55)    (0.63)   (0.74)    (0.71)  (0.68)   (0.74)
 Distributions from Realized Capital
    Gains ..........................   (0.32)      (0.56)    (0.25)   (0.79)    (0.30)    (0.22)    (0.20)   (0.20)   0.00    (0.38)

Total Distributions ................   (0.90)      (1.11)    (0.76)   (1.29)    (0.85)    (0.85)   (0.94)    (0.91)  (0.68)   (1.17)

Net Asset Value, End of Period .....  $15.29      $14.63    $12.90   $13.70    $13.54    $13.44   $12.11    $12.59   $11.47   $10.98

Total Return* ......................   10.79%      22.27%    -0.46%   10.47%     6.85%    18.53%    3.75%    18.03%   10.87%   5.58%

Ratio/Supplemental Data

Net Assets, End of Period
  (000s Omitted) ...................  $194,725  $110,969   $67,468   $54,363   $41,604   $29,539  $19,964  $15,416  $10,271   $7,563

Ratio of Expenses to Average Net
  Assets** .........................     0.65%     0.65%     0.65%     0.65%     0.65%     0.65%    0.65%    0.65%    0.65%    0.65%

Ratio of Net Investment Income to
  Average Net Assets** .............     3.91%     4.03%     4.00%     3.62%     4.10%     4.98%    6.23%    5.97%    6.02%    5.85%

Portfolio Turnover Rate ............    33.48%    36.68%    28.53%    28.71%    19.23%    13.26%   27.07%   30.64%   11.35%   20.18%

Average Commission Rate ............    $0.06     $0.06

*These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

** During the periods shown, prior to 1996, CUNA Mutual Life Insurance Company and its affiliates absorbed all expenses in excess of .65% of the average net assets of the Capital Appreciation Stock, Growth and Income Stock, Balanced, Bond and Money Market Funds under the terms of an Expense Reimbursement Agreement between the Ultra Series Fund and CUNA Mutual Life Insurance Company. Annually, the Fund and CUNA Mutual Life Insurance Company have renewed the Expense Reimbursement Agreement. If the Expense Reimbursement Agreement had not been in effect and if the full expenses allowable under the Investment Advisory Agreement between the Ultra Series Fund and the Investment Adviser had been charged, the amounts that would have been charged and the ratios that would have resulted are:

Balanced Fund ..............      1995        1994        1993       1992        1991         1990        1989       1988      1987

Amount Charged .............  $598,507    $417,750    $362,284   $254,326    $172,438     $132,028    $102,858    $81,246   $59,847

Ratio of Expenses to
Average Net Assets .........      0.68%      0.70%       0.74%      0.72%       0.71%        0.74%       0.82%      0.91%     0.93%

Ratio of Net Investment
Income to Average Net Assets      4.00%      3.95%       3.53%      4.03%       4.92%        6.14%       5.79%      5.77%     5.57%

The Expense Reimbursement Agreement between CUNA Mutual Life Insurance Company and the Fund was terminated effective May 1, 1997 and the Fund entered into a Management Agreement with CIMCO Inc., the Investment Adviser, pursuant to which the fees changed for Fund management and expenses. (See The Investment Adviser.)

                                                    BOND FUND OF ULTRA SERIES FUND
                                                        Financial Highlights
                                                      Years Ended December 31
                                      ----------------------------------------- BOND FUND -----------------------------------------
(For a share outstanding throughout
   the period):                           1996     1995     1994     1993    1992     1991     1990     1989     1988    1987
Net Asset Value, Beginning of Period     $10.63   $9.67    $10.58  $10.32    $10.37  $9.75     $9.93   $9.70     $9.79  $10.47
  Income from Investment Operations

   Net Investment Income                  0.65     0.60     0.59     0.64     0.69    0.77     0.89     0.87     0.80    0.76

   Net Realized and Unrealized Gain
   (Loss)on Investments                  (0.28)    0.96    (0.90)    0.28    (0.03)   0.62    (0.18)    0.23    (0.03)  (0.46)

  Total from Investment Operations        0.37     1.56    (0.31)    0.92     0.66    1.39     0.71     1.11     0.77    0.30

  Distributions

   Distributions from Net Investment
      Income                             (0.64)   (0.59)   (0.59)   (0.65)   (0.70)  (0.77)   (0.89)   (0.88)   (0.86)  (0.98)

   Distributions from Realized Capital
     Gains                               (0.03)   (0.01)   (0.01)   (0.01)   (0.01)   0.00     0.00     0.00     0.00   (0.00)

  Total Distributions                    (0.67)   (0.60)   (0.60)   (0.66)   (0.71)  (0.77)   (0.89)   (0.88)   (0.86)  (0.98)

Net Asset Value, End of Period           $10.33  $10.63     $9.67  $10.58    $10.32  $10.37     $9.75   $9.93     $9.70   $9.79

Total Return*                             2.86%   16.37%    -3.06%   8.87%     6.47% 14.70%     7.41%  11.74%     8.05%   3.06%

Ratio/Supplemental Data

Net Assets, End of Period
   (000s Omitted)                      $26,572   $13,725   $7,867   $6,297   $5,244   $3,975  $3,399   $3,315    $3,401  $3,029

Ratio of Expenses to Average
   Net Assets**                           0.65%    0.65%    0.65%    0.65%    0.65%    0.65%   0.65%    0.65%    0.65%    0.65%

Ratio of Net Investment Income to
   Average Net Assets**                   6.25%    6.08%    6.03%    5.99%    6.83%    7.74%   8.87%    8.63%    8.50%    8.20%

Portfolio Turnover Rate                  25.67%   14.74%   11.97%   12.23%   13.58%    8.74%  46.09%   24.47%    4.31%   26.23%

  *These  returns  are after all  charges  at the  mutual  fund  level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.
** During the periods shown,  prior to 1996, CUNA Mutual Life Insurance  Company and its affiliates absorbed all expenses in excess of .65% of the average net assets of the Capital Appreciation Stock, Growth and Income Stock, Balanced, Bond and Money Market Funds under the terms of an Expense Reimbursement Agreement between the Ultra Series Fund and CUNA Mutual Life Insurance Company. Annually, the Fund and CUNA Mutual Life Insurance Company have renewed the Expense Reimbursement Agreement. If the Expense Reimbursement Agreement had not been in effect and if the full expenses allowable under the Investment Advisory Agreement between the Ultra Series Fund and the Investment Adviser had been charged, the amounts that would have been charged and the ratios that would have resulted are:

Bond Fund                                 1996     1995     1994     1993     1992    1991     1990     1989     1988    1987

Amount Charged                          $134,222  $70,290  $48,651  $44,293  $33,269 $27,311  $25,651  $28,139  $43,266 $41,968

Ratio of Expenses to
Average Net Assets                        0.67%    0.68%    0.70%    0.75%    0.75%   0.75%    0.77%    0.83%    1.31%   1.47%

Ratio of Net Investment
Income to Average Net Assets              6.23%    6.04%    5.98%    5.89%    6.74%   7.65%    8.75%    8.45%    7.84%   7.39%

The Expense Reimbursement Agreement between CUNA Mutual Life Insurance Company and the Fund was terminated effective May 1, 1997 and the Fund entered into a Management Agreement with CIMCO Inc., the Investment Adviser, pursuant to which the fees changed for Fund management and expenses. (See The Investment Adviser.)

                                               MONEY MARKET FUND OF ULTRA SERIES FUND
                                                        Financial Highlights
                                                      Years Ended December 31
                                           -------------------------------- MONEY MARKET FUND --------------------------------
(For a share outstanding throughout
    the period):                          1996     1995     1994     1993    1992     1991     1990    1989     1988     1987
Net Asset Value, Beginning of Period      $1.00   $1.00     $1.00   $1.00     $1.00  $1.00     $1.00   $1.00     $1.00  $1.00

  Income from Investment Operations

   Net Investment Income                  0.05     0.05     0.03     0.03     0.03    0.05     0.08     0.08     0.07    0.06

   Net Realized and Unrealized Gain
    (Loss)on Investments                  0.00     0.00     0.00     0.00     0.00    0.00     0.00     0.00     0.00    0.00

  Total from Investment Operations        0.05     0.05     0.03    0.03     0.03     0.05     0.08     0.08     0.07    0.06

  Distributions

   Distributions from Net Investment
    Income                               (0.05)   (0.05)   (0.03)   (0.03)   (0.03)  (0.05)   (0.08)   (0.08)   (0.07)  (0.06)

  Distributions from Realized Capital
    Gains                                (0.00)   (0.00)    0.00     0.00     0.00    0.00     0.00     0.00     0.00    0.00

  Total Distributions                    (0.05)   (0.05)   (0.03)   (0.03)   (0.03)  (0.05)   (0.08)   (0.08)   (0.07)  (0.06)

Net Asset Value, End of Period            $1.00   $1.00     $1.00   $1.00     $1.00  $1.00     $1.00   $1.00     $1.00  $1.00

Total Return*                             5.17%   5.21%     3.34%   2.86%     3.05%  5.36%     7.53%   8.39%     6.91%   6.14%

Ratio/Supplemental Data

Net Assets, End of Period
  (000s Omitted)                       $21,011   $11,374   $7,799  $4,749    $5,097  $5,082    $4,794  $4,420    $2,541  $2,341

Ratio of Expenses to Average
   Net Assets**                           0.65%   0.65%     0.65%   0.65%     0.65%   0.65%     0.65%   0.65%     0.65%   0.65%

Ratio of Net Investment Income to
  Average Net Assets**                    4.74%   5.17%     3.66%   2.43%     3.05%   5.36%     7.53%   8.39%     6.91%   6.14%

Portfolio Turnover Rate                    --       --        --      --        --      --        --      --        --      --


For the Money Market Fund, the "seven-day average" yield for the seven days ended December 31, 1995, was 4.93% and the "effective" yield for that period was 5.05%.

  *These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

** During the periods shown,  prior to 1996, CUNA Mutual Life Insurance  Company and its affiliates absorbed all expenses in excess of .65% of the average net assets of the Capital Appreciation Stock, Growth and Income Stock, Balanced, Bond and Money Market Funds under the terms of an Expense Reimbursement Agreement between the Ultra Series Fund and CUNA Mutual Life Insurance Company. Annually, the Fund and CUNA Mutual Life Insurance Company have renewed the Expense Reimbursement Agreement. If the Expense Reimbursement Agreement had not been in effect and if the full expenses allowable under the Investment Advisory Agreement between the Ultra Series Fund and the Investment Adviser had been charged, the amounts that would have been charged and the ratios that would have resulted are:

Money Market Fund                         1996     1995     1994     1993     1992    1991     1990     1989     1988    1987
                                          ----     ----     ----     ----     ----    ---------------------------------------

Amount Charged                          $117,520  $70,062  $44,391  $44,836  $39,068 $38,030  $34,514  $28,647  $37,340 $39,358

Ratio of Expenses to
Average Net Assets                        0.67%    0.73%    0.78%    0.77%    0.75%   0.73%    0.77%    0.87%    1.49%   1.68%

Ratio of Net Investment
Income to Average Net Assets              4.72%    5.09%    3.53%    2.31%    2.96%   5.29%    7.42%    8.17%    6.07%   5.11%

The Expense Reimbursement Agreement between CUNA Mutual Life Insurance Company and the Fund was terminated effective May 1, 1997 and the Fund entered into a Management Agreement with CIMCO Inc., the Investment Adviser, pursuant to which the fees changed for Fund management and expenses. (See The Investment Adviser.)

                                              TREASURY 2000 FUND OF ULTRA SERIES FUND
                                                        Financial Highlights
                                                      Years Ended December 31
                                                  ---------------------------- TREASURY 2000 FUND ----------------------------
(For a share outstanding throughout the period)    1996     1995     1994     1993    1992     1991     1990     1989    1988
Net Asset Value, Beginning of Period              $8.47     $7.00   $7.53     $6.53  $6.04     $5.02   $4.69     $3.85  $3.62

  Income from Investment Operations

   Net Investment Income                           0.58     0.58     0.53     0.48    0.45     0.41     0.38     0.34    0.14

   Net Realized and Unrealized Gain (Loss)
    on Investments                                (0.41)    0.89    (1.06)    0.52    0.04     0.61    (0.05)    0.50    0.09

  Total from Investment Operations                 0.17     1.47    (0.53)    1.00    0.49     1.02     0.33     0.84    0.23

  Distributions

   Distributions from Net Investment Income        0.00     0.00     0.00     0.00    0.00     0.00     0.00     0.00    0.00

   Distributions from Realized Capital Gains       0.00     0.00     0.00     0.00    0.00     0.00     0.00     0.00    0.00

   Total Distributions                             0.00     0.00     0.00     0.00    0.00     0.00     0.00     0.00    0.00

Net Asset Value, End of Period                    $8.64     $8.47   $7.00     $7.53  $6.53     $6.04   $5.02     $4.69  $3.85

Total Return*                                      2.10%   20.99%   -7.12%   15.43%   8.01%   20.37%    7.12%   21.79%   6.28%

Ratio/Supplemental Data

Net Assets, End of Period (000s Omitted)          $1,585   $1,545   $1,272   $1,363  $1,176   $1,084    $987     $834    $681

Ratio of Expenses to Average Net Assets            0.45%    0.45%    0.45%    0.45%   0.45%    0.45%    0.45%    0.45%   0.45%

Ratio of Net Investment Income to Average
   Net Assets                                      7.03%    7.40%    7.50%    6.69%   7.26%    7.76%    8.25%    8.02%   8.70%

Portfolio Turnover Rate                             --       --       --       --      --       --       --       --      --

  *These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

                              THE ULTRA SERIES FUND

The Ultra Series Fund was established as a Massachusetts Business Trust under a Declaration of Trust dated September 16, 1983. The Ultra Series Fund is a series fund with six separate investment portfolios, each of which is a diversified, open-end management investment company, in effect, a separate mutual fund ("Fund"). The Ultra Series Fund issues a separate series of shares of beneficial interest for each Fund representing fractional undivided interests in that Fund. An investor in a Fund is entitled to a pro-rata share of all dividends and distributions arising from the net income and capital gains on the investments of that Fund. An investor also shares in any losses of that Fund. The six Funds are: Capital Appreciation Stock, Growth and Income Stock, Balanced, Bond, Money Market, and Treasury 2000. In the future, the number of Funds may change. The Declaration of Trust permits the Ultra Series Fund to issue an unlimited number of shares of each series and to sub-divide the shares of each series into two or more classes. Currently, each series of shares is divided into Class C and Class Z shares. Class C and Class Z shares are identical except for the fact that the net asset value of each Class C share reflects a distribution fee assessed against the assets of each Fund supporting Class C shares pursuant to a distribution plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 (the "Act"). (See FEE TABLES.)

The Ultra Series Fund offers its shares to separate accounts of CUNA Mutual Life Insurance Company (the "Company") or of its "permanent affiliate," CUNA Mutual Insurance Society ("CUNA Mutual") and subsidiaries and affiliates of the Company and CUNA Mutual (together, the "CUNA Mutual Group") as well as to separate accounts of other unaffiliated life insurance companies as funding vehicles for certain individual variable annuity contracts, group variable annuity contracts and individual variable life insurance contracts. Most such separate accounts are each, like the Ultra Series Fund, registered as investment companies with the Securities and Exchange Commission ("SEC"), and a separate prospectus, which accompanies this Prospectus, describes each such separate account and its related contract. Some insurance company separate accounts supporting group variable annuity contracts sold solely to qualified pension and retirement plans, however, are not investment companies and are not registered with the SEC as investment companies nor are interests in the separate account registered as securities under the federal securities laws. Although some disclosure documents relating to such group variable annuity contracts (and/or to the plan purchasing the contracts) may be provided to the plan purchasing the contracts or to participants in such a plan, no prospectus exists for the contracts. The Ultra Series Fund also may offer its shares directly to qualified pension and retirement plans. The Ultra Series Fund generally offers Class Z shares to separate accounts of CUNA Mutual Group insurance companies and to qualified pension and retirement plans of CUNA Mutual Group companies and offers Class C shares to separate accounts of insurance companies and to qualified pension and retirements plans that are not affiliated with CUNA Mutual Group. The Ultra Series Fund does not offer its shares directly to the general public.

Because shares of the Ultra Series Fund are sold to the CUNA Mutual Group separate accounts, qualified retirement plans sponsored by CUNA Mutual Group, unaffiliated insurance company separate accounts and qualified retirement plans, it is possible that material conflicts could arise among and between the interests of: (1) variable annuity contract owners (or participants under group variable annuity contracts) and variable life insurance contract owners, or (2) owners of variable annuity and variable life insurance contracts of affiliated and unaffiliated insurance companies and (3) participants in affiliated and unaffiliated qualified retirement plans. Such material conflicts could include, for example, differences in federal tax treatment of variable annuity contracts versus variable life insurance contracts. The Ultra Series Fund does not currently foresee any disadvantage to one category of investors vis-a-vis another arising from the fact that the Ultra Series Fund's shares support different types of variable insurance contracts. However, the Ultra Series Fund's Board of Trustees will continuously monitor events to identify any potential material conflicts that may arise between the interests of different categories or classes of investors and to determine what action, if any, should be taken to resolve such conflicts. Such action may include redeeming shares of the Ultra Series Fund held by one or more of the separate accounts or qualified retirement plans involved in any material irreconcilable conflict.

                       INVESTMENT OBJECTIVES AND POLICIES

Each Fund has one or more investment objectives and related investment policies and uses various investment techniques to pursue these objectives and policies. There can be no assurance that any of the Funds will achieve its investment objective or objectives. Investors should not consider any one Fund alone to be a complete investment program. All of the Funds are subject to the risk of changing economic conditions, as well as the risk inherent in the ability of the Fund's investment adviser to make changes in the portfolio composition of the Fund in anticipation of changes in economic, business, and financial conditions. As with any security, a risk of loss is inherent in an investment in the shares of any of the Funds.

The different types of securities, investments, and investment techniques used by each Fund all have attendant risks of varying degrees. For example, with respect to equity securities, there can be no assurance of capital appreciation and there is a substantial risk of decline. With respect to debt securities, there exists the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument. In addition, the value of debt instruments generally rises and falls inversely with prevailing interest rates.

Certain types of investments and investment techniques common to one or more Funds are described in greater detail, including the risks of each, under SPECIAL INVESTMENT TECHNIQUES in this Prospectus or in INVESTMENT PRACTICES in the Statement of Additional Information. The Funds are also subject to certain investment restrictions that are described under the caption INVESTMENT LIMITATIONS in the Statement of Additional Information.


The investment objective or objectives of each Fund as well as the investment restrictions of each Fund are fundamental and may not be changed without the approval of a majority of the votes attributable to the outstanding shares of that Fund. (See INVESTMENT LIMITATIONS in the Statement of Additional Information.) Investment policies are not fundamental and may be changed by the Ultra Series Fund's Board of Trustees without shareholder approval. (See INVESTMENT PRACTICES and INVESTMENT LIMITATIONS in the Statement of Additional Information.)


Capital Appreciation Stock Fund

The primary investment objective of the Capital Appreciation Stock Fund is long-term capital growth. Due to its more aggressive focus on capital growth and lack of emphasis on current income, this Fund will typically experience greater variability of returns over time than the Growth and Income Stock Fund. A characteristic common to most stocks owned will be an attractive valuation relative to the expected level and certainty of the issuing company's future earnings. Relative to the Growth and Income Stock Fund, the Capital Appreciation Stock Fund will include some smaller, less developed issuers and some companies undergoing more significant fundamental changes in their markets or operations. The Fund will diversify its holdings among various industries and among companies within those industries but will often be less diversified than the Growth and Income Stock Fund. The combination of these factors introduces greater investment risk than the Growth and Income Stock Fund, but can also provide higher long-term returns than the returns typically available from less variable investments. When, in the opinion of management, current cash needs or market or economic conditions warrant, the Fund may maintain a portion of its assets in cash or cash equivalents of the types permitted for the Money Market Fund.

Consistent with applicable regulatory requirements, the Fund may enter into repurchase agreements and borrow money. Also, the Fund may lend portfolio securities, invest in restricted securities, invest in foreign securities, and invest in put and call options, stock index futures and related options. The Fund may invest up to 25% of assets in American Depository Receipts ("ADRs"). These practices are described in SPECIAL INVESTMENT TECHNIQUES or in the Statement of Additional Information.

Growth and Income Stock Fund

The primary investment objective of the Growth and Income Stock Fund is long-term capital growth, with income as a secondary consideration. The Fund will focus on stocks of companies with financial and market strength and a long-term record of performance. Primarily through ownership of a diversified portfolio of common stocks and securities convertible into common stocks, the Fund will seek a rate of return in excess of returns typically available from less variable investment alternatives. A characteristic common to most stocks owned will be an attractive valuation relative to the issuing company's apparent strength and earnings capability. The Fund will diversify its holdings among various industries and among companies within those industries. When, in the opinion of management, current cash needs or market or economic conditions warrant, the Fund may maintain a portion of its assets in cash or cash equivalents of the types permitted for the Money Market Fund.

Consistent with applicable regulatory requirements, the Fund may enter into repurchase agreements and borrow money. Also, the Fund may lend portfolio securities, invest in restricted securities, invest in foreign securities, and invest in put and call options, stock index futures and related options. The Fund may invest up to 25% of assets in ADRs. These practices are described in SPECIAL INVESTMENT TECHNIQUES or in the Statement of Additional Information.

Balanced Fund

The investment objective of the Balanced Fund is to achieve a high total return through the combination of income and capital appreciation. Total returns are expected to be less variable than those of the Capital Appreciation Stock Fund and the Growth and Income Stock Fund but more variable than the Bond Fund. The Balanced Fund invests in a broadly diversified list of securities including common stocks, bonds and money market instruments. The percentage of assets invested in equity securities, fixed income securities and money market instruments may vary somewhat depending upon management's judgment of the relative attractiveness of each sector and anticipated cash needs of the Fund. Generally, however, common stocks will constitute 60% to 40% of Fund's assets, bonds will constitute 40% to 60% of Fund's assets and money market instruments may constitute up to 20% of Fund's assets. (See Money Market Fund for description of money market instruments; see Bond Fund for description of bonds; see Capital Appreciation Stock Fund and Growth and Income Stock Fund for description of equity securities.)

Debt securities invested in by the Fund will be affected by general changes in interest rates, resulting in increases or decreases in the value of these securities. Market prices of debt securities tend to rise when interest rates fall, and fall when interest rates rise. Issuers of debt securities may not be able to meet their interest or principal payment obligations when due. The ability of the portfolio to realize interest under repurchase agreements and pursuant to loans of the Fund's securities is dependent on the ability of the seller or borrower, as the case may be, to perform its obligations to the Fund.

Consistent with applicable regulatory requirements, the Fund may enter into repurchase agreements and borrow money. Also, the Fund may lend portfolio securities, invest in restricted securities, invest in foreign securities, invest in put and call options, financial futures, stock index futures and related options. The Fund may invest up to 15% of assets in ADRs. These practices are described in the SPECIAL INVESTMENT TECHNIQUES or in the Statement of Additional Information.

Bond Fund

The primary investment objective of the Bond Fund is to generate a high level of current income, consistent with the prudent limitation of investment risk, through investment in a diversified portfolio of fixed-income securities with maturities of up to 30 years. To keep current income relatively stable and to limit share price volatility, the portfolio will emphasize investment grade, primarily intermediate term securities. Pursuit of these objectives can be expected to result over time in a lower average return than in the Capital Appreciation Stock Fund, Growth and Income Stock Fund or Balanced Fund. The assets of the Fund may also be held in cash or temporarily invested in short-term investments when, in the opinion of management, current liquidity needs or market or economic conditions warrant. The Fund may invest in the following instruments:

         Corporate Debt Securities: Issued by domestic and foreign corporations which have a rating within the four highest categories as determined by Standard & Poor's Corporation and/or Moody's Investors Service, Inc. The ratings are described in the Statement of Additional Information.

         U.S. Government Debt Securities: Issued or guaranteed by the U.S. Government or its agencies or instrumentalities (See Money Market Fund for a description of U.S. Government securities).

         Foreign Government Debt Securities: Issued or guaranteed by a foreign government or its agencies or instrumentalities, payable in U.S. dollars, which have a rating within the four highest categories as established by Standard & Poor's Corporation and/or Moody's Investors Service, Inc.

         Other Issuer Debt Securities: Issued or guaranteed by corporations, banking institutions, and others which, although not rated by a national rating service, are considered by the Investment Adviser to have an investment quality equivalent to the four highest categories as determined by Standard and Poor's Corporation and/or Moody's Investors Service, Inc.

         Cash or Cash Equivalents: Of the types permitted for the Money Market Fund.

The Bond Fund will be affected by general changes in interest rates resulting in increases or decreases in the value of the Fund's securities. Market prices of debt securities tend to rise when interest rates fall and fall when interest rates rise. Issuers of debt securities may not be able to meet their interest or principal payment obligations when due. The ability of the Fund to realize interest under repurchase agreements and pursuant to loans of the Fund's securities is dependent on the ability of the seller or borrower, as the case may be, to perform its obligation to the Fund.

The Bond Fund currently invests no more than 5% of its net assets in corporate or foreign government debt securities which are not in the four highest categories as rated by Standard & Poor's Corporation or Moody's Investors Service, Inc.

Consistent with applicable regulatory requirements, the Fund may enter into repurchase agreements and borrow money. Also, the Fund may lend portfolio securities, invest in restricted securities, invest in foreign securities, invest in put and call options, financial futures, and related options. These practices are described in SPECIAL INVESTMENT TECHNIQUES or in the Statement of Additional Information.

Money Market Fund

The investment objective of the Money Market Fund is to seek the highest current income available from money market instruments consistent with the preservation of capital and liquidity. The Fund will maintain a dollar-weighted average portfolio maturity which does not exceed 90 days. The Fund will purchase instruments maturing in twelve months or less from the date of purchase.
The Fund will purchase instruments that meet one of the following quality standards:

1. Securities that at the time of purchase are rated in the highest rating category for short-term debt obligations by at least two nationally recognized statistical rating organizations;

2. Unrated securities that at the time of purchase the Investment Adviser determines that if they had been rated would have been rated in the highest rating category for short-term debt obligations by at least two nationally recognized statistical rating organizations; or

3. Securities that at the time of issuance were long-term securities but that at the time of purchase have a remaining maturity of less than one year and whose issuer has received with respect to a class of short-term debt obligations (or any security within that class) that now is comparable in priority and security with the security to be purchased, the highest rating category for short-term debt obligations from at least two nationally recognized statistical rating organizations.

The Fund may invest in the following instruments meeting the above maturity and quality standards:

         U.S. Government Obligations: U.S. Government securities include, but are not limited to: direct obligations of the U.S. Treasury such as U.S. Treasury bills, notes and bonds, and notes, bonds, and discount notes of U.S. Government instrumentalities or agencies, such as the Federal Land Bank, Bank for Cooperatives, Federal Intermediate Credit Bank, Federal Home Loan Bank, Farmers Home Administration and Federal National Mortgage Association. The Fund may invest in securities issued or guaranteed by any of the foregoing entities or by any other agency or instrumentality established or sponsored by the U.S. Government. Some obligations issued or guaranteed by government agencies or instrumentalities of the U.S. Government are backed by the full faith and credit of the U.S. Government, such as U.S. Treasury bills; others are backed by the right of the issuer to borrow from the U.S. Treasury or are backed by the credit of the agency or instrumentality issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities because it is not obligated to do so.

         Commercial Paper: Corporations issue these unsecured promissory notes to finance their short-term credit needs.

         Corporate Obligations: Corporations issue these bonds and notes to finance long-term credit needs. The Fund only invests in corporate obligations which have a maturity when purchased of one year or less.

         Bank Obligations: The Fund may invest in the following obligations issued by banks subject to regulation by the U.S. Government and having total assets of $1 billion or more: certificates of deposit, time deposits, bankers' acceptances. The Fund may also invest in certificates of deposit of savings institutions regulated by the U.S. Government and having total assets of $1 billion or more. The Fund may invest in the securities of foreign branches of U.S. banks, such as negotiable certificates of deposit ("Eurodollar CDs"), and may invest in foreign securities. All such securities must be payable in U.S. dollars. U.S. dollar denominated obligations of foreign branches of U.S. banks and U.S. branches of foreign banks are not insured by the Federal Deposit Insurance Corporation. (See SPECIAL INVESTMENT TECHNIQUES.)

         Certificates of Deposit of Smaller Banks and Savings Institutions: The Fund may invest in certificates of deposit issued by banks and savings institutions with total assets of less than $1 billion provided they are fully insured in principal amount, but not as to interest, by the Federal Deposit Insurance Corporation, or the National Credit Union Share Insurance Fund. In determining whether and to what extent such securities will be acquired by the Fund, the Investment Adviser will consider factors such as yield, availability of a resale market for certificates of deposit of small institutions, and the effect investments in these securities may have on the Fund's overall liquidity.

Although the Fund seeks to maintain a Net Asset Value of $1 per share for purposes of purchases and redemptions, there can be no assurance that the Fund will be able to maintain a stable Net Asset Value of $1 per share. The Fund will be affected by general changes in interest rates resulting in increases or decreases in the value of the obligations held by the Fund. The values of the securities in the portfolio can be expected to vary inversely to the changes in prevailing interest rates. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its purchase cost. Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its purchase cost. In either instance, if the security was held to maturity, no loss or gain would normally be realized as a result of these fluctuations. Redemptions of shares could require the sale of investments at a time when such a sale might not otherwise be desirable. The ability of the other party to the transaction to perform its obligations to the Fund may determine whether the Fund will receive the principal invested and the interest due.

Consistent with applicable regulatory requirements, the Fund may enter into repurchase agreements and borrow money. Also, the Fund may invest in foreign securities. These practices are described in SPECIAL INVESTMENT TECHNIQUES.

Treasury 2000 Fund

The investment objective of the Treasury 2000 Fund is to provide safety of capital and a relatively predictable payout upon portfolio maturity, primarily by investing in Stripped Treasury Securities. Stripped Treasury Securities include U.S. Treasury debt obligations originally issued as bearer bonds which have been stripped of their unmatured interest coupons, coupons which have been stripped from U.S. Treasury bearer bonds, and receipts or certificates for stripped U.S. Treasury debt obligations. Stripped Treasury Securities do not receive any periodic payments of interest and are not subject to early redemption. The Stripped Treasury Securities held by this Fund mature on (have a portfolio maturity date of) November 15, 2000.

Unlike most coupon-bearing bonds, Stripped Treasury Securities are sold at a substantial discount from face value because the buyer of Stripped Treasury Securities receives only the right to receive one future fixed payment on the security and does not receive any rights to periodic interest payments on the security. While Stripped Treasury Securities insulate shareholders from being unable to invest interest payments received at a rate as high as the yield on the original security, they also prevent investing the interest at a higher rate should interest rates raise.

Because of their substantial discount, Stripped Treasury Securities are particularly susceptible to wide fluctuations in value as interest rates increase or decrease. The longer the term to maturity, the more susceptible they will be to a given change in interest rate levels. Variable rates of inflation and economic growth, together with the fiscal and monetary policies adopted to attempt to deal with these and other economic problems, contribute to wide fluctuations in interest rates (and thus in the value of fixed-rate debt obligations like these). Although more volatile, Stripped Treasury Securities avoid reinvestment risk on the increase in value of the security. Avoiding this risk is an important factor in being able to achieve a relatively predictable payout upon portfolio maturity.

In addition to Stripped Treasury Securities, the Treasury 2000 Fund may invest in coupon-bearing Treasury Notes with maturities identical to those of the Stripped Treasury Securities held in the portfolio. The Treasury Notes may be purchased to the extent necessary to maintain sufficient cash flow to pay the Adviser's fees.

On or within 12 months prior to the portfolio maturity date, the securities will be liquidated. (See MANAGEMENT OF THE ULTRA SERIES FUND and OFFER, PURCHASE AND REDEMPTION OF SHARES.) Once the Treasury 2000 Fund has liquidated its portfolio, additional Stripped Treasury Securities with a portfolio maturity date selected at that time may be purchased and the Fund may continue, with liquidation and subsequent refunding occurring from time to time. Operation of the new portfolio would be consistent with the operation of the Treasury 2000 portfolio. If, at the time of the portfolio maturity date for this Fund, it appears not to be in the best interest of the Fund to purchase additional Stripped Treasury Securities, the Fund will distribute its assets and cease operations. (See MANAGEMENT OF THE ULTRA SERIES FUND and OFFER, PURCHASE AND REDEMPTION OF SHARES.)

Consistent with applicable regulatory requirements, the Fund may enter into repurchase agreements and borrow money. Also, the Fund may lend portfolio securities and invest in financial futures and related options. These practices are described in SPECIAL INVESTMENT TECHNIQUES or in the Statement of Additional Information.

                          SPECIAL INVESTMENT TECHNIQUES

Investment Techniques and Instruments Authorized But Not Used

As described above, certain of the Funds may lend portfolio securities and invest in restricted securities, foreign securities, put and call option contracts, stock index futures contracts, financial futures contracts, and options on stock index futures contracts and financial futures contracts in which the Fund can invest. None of the Funds has employed these practices or invested in these instruments during the past year and has no current intention of doing so in the foreseeable future. Each is described in INVESTMENT PRACTICES in the Statement of Additional Information.

Repurchase Agreements

Each Fund may enter into repurchase agreements ("repos") with banks and dealers in U.S. Government securities. Under a repurchase agreement, a Fund may acquire an underlying debt instrument for a relatively short period subject to an obligation of the seller to repurchase and the Fund to resell the instrument at a fixed price and time, thereby determining the yield during the Fund's holding period. The yield during the holding period is insulated from market fluctuations. The yield is not related to the interest rate on the underlying securities. Under the Act, repurchase agreements are considered loans by the Fund. The difference between the total amount to be received upon the repurchase of the securities and the price paid by the Fund upon their acquisition is accrued daily as interest. If the institution defaults on the repurchase agreement, the Fund will retain possession of the underlying securities. In the event of a default by an institution, the Fund may incur certain costs in liquidating the collateral, and could also incur a loss if the proceeds realized upon sale of the underlying obligations are less than the original purchase price. In addition, if bankruptcy proceedings are commenced with respect to the seller, realization on the collateral may be delayed or limited and the Fund may incur additional costs. In such a case, the Fund will be subject to risks associated with changes in the market value of the collateral securities. In order to limit the risks associated with entry into repurchase agreements, the Trustees have adopted the following policies with respect to repurchase agreements. The portfolios will enter into repurchase agreements only (a) with the Ultra Series Fund's custodian bank, (b) with banks (other than the custodian) having capital (and surplus) of at least $1 billion or (c) with major brokerage firms which are among the 10 largest government securities dealers and which have been approved by the Board of Trustees, upon recommendation by the Ultra Series Fund's Investment Adviser. The Fund will obtain collateral in proper form having a market value of not less than 100% of the repurchase price. Such collateral will be U.S. Government obligations as defined under the section describing the Money Market Fund.

Borrowing

All of the Funds may borrow money but only from banks and only for temporary or short-term purposes. Temporary or short-term purposes may include short-term (i.e., five business days) credits for clearing portfolio transactions and borrowing in order to meet redemption requests or to finance failed settlements of portfolio trades. No Fund will borrow for leveraging purposes. Each Fund will maintain a continuous asset coverage of at least 300% (as defined in the Act) with respect to all of its borrowings. Should the value of a Fund's assets decline to below 300% of borrowings, the Fund may be required to sell portfolio securities within three days to reduce the Fund's debt and restore the 300% asset coverage. Borrowing involves interest costs. A Fund will not purchase additional securities while its borrowings exceed 5% of its total assets.

Foreign Securities

Investing in foreign securities involves significant risks not typically associated with investing in domestic securities. Foreign securities may be affected by changes in currency exchange rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock markets have substantially less volume than, for example, the New York Stock Exchange and securities of some foreign issuers may be less liquid than securities of domestic issuers. Commissions and dealer mark-ups on transactions in foreign securities may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

Foreign issuers of securities are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. There may be less publicly available information about a foreign issuer than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers in foreign countries than in the United States. Furthermore, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of funds or other assets of the Fund, or political or social instability or diplomatic developments which could affect investments in those countries.

Many foreign securities are represented by ADRs. ADRs represent the right to receive foreign securities deposited in a domestic bank or a foreign correspondent bank. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the U.S. on exchanges or over-the-counter and are sponsored by and issued by domestic banks. In general, there is a large, liquid market in the United States for ADRs quoted on a national exchange or the NASD's national market system. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which the they are traded, which standards are more uniform and exacting than those to which many issuers of foreign securities are subject. ADRs do not eliminate all of the risk inherent in investing in foreign securities. To the extent that a Fund acquires ADRs through a bank that does not have a contractual relationship with the issuer of a foreign security underlying the receipt to issue and service the receipt, there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. The market value of ADRs is dependent upon the market value of the underlying securities and fluctuations in the value of the currencies in which the underlying security is denominated relative to the U.S. dollar. In addition, lack of information about an issuer of the underlying security may result in inefficiencies in the valuation of the related ADR. However, by investing in ADRs rather than directly in foreign securities, a Fund will avoid currency risks during the settlement period for both purchases and sales.

                       MANAGEMENT OF THE ULTRA SERIES FUND

The Trustees

The overall responsibility for the supervision of the affairs of the Ultra Series Fund vests in the Trustees. CIMCO Inc. (the "Investment Adviser" or "Adviser") has agreed to handle the day-to-day affairs of the Ultra Series Fund. The Trustees meet periodically to review the affairs of the Ultra Series Fund and to establish certain guidelines which the Investment Adviser is expected to follow in implementing the investment objectives and policies of the Ultra Series Fund.

CUNA Mutual Life Insurance Company

The Company is a mutual life insurance company organized under the laws of Iowa, with its home office at 2000 Heritage Way, Waverly, Iowa 50677. The Company is the transfer agent and the dividend disbursing agent for the Ultra Series Fund. The Company owns a one-half interest in CIMCO Inc., the Investment Adviser. On July 1, 1990, the Company entered into a permanent affiliation with the CUNA
Mutual Insurance Society, 5910 Mineral Point Road, Madison, Wisconsin 53705. CUNA Mutual Investment Corporation, 5910 Mineral Point Road, Madison, Wisconsin 53705, is an investment subsidiary wholly-owned by CUNA Mutual. CUNA Mutual Investment Corporation owns a one-half interest in the Investment Adviser. CUNA Mutual Investment Corporation is the sole owner of CUNA Brokerage Services, Inc., the principal underwriter for the Ultra Series Fund. Both the Company and CUNA Mutual are mutual insurance companies owned by their policyholders.

The Investment Adviser

Since the inception of the Ultra Series Fund, the Investment Adviser has been CIMCO Inc. The Investment Adviser was established July 6, 1982. It provides investment advice to the Ultra Series Fund, pension funds, to the Company and its subsidiaries and to CUNA Mutual and its subsidiaries. The majority of the Board of Directors of the Investment Adviser are independent of CUNA Mutual Group. The principal place of business of the Investment Adviser is 5910 Mineral Point Road, Madison, WI 53705.

CIMCO employs a team approach in the management of all the Funds. Lawrence R. Halverson, CFA (Chartered Financial Analyst), is co-manager of the Capital Appreciation Stock Fund, Growth and Income Stock Fund, Balanced Fund, Bond Fund, and Treasury 2000 Fund. Since December 1, 1987, he has been employed with the Investment Adviser and is now Vice President and Secretary of the Ultra Series Fund, and Senior Vice President and Secretary of the Investment Adviser. Annette
E. Hellmer, CFA is co-manager of the Capital Appreciation Stock Fund, Growth and Income Stock Fund, and Balanced Fund. She has been employed by the Investment Adviser since August 1, 1996. Joseph L. Gogola, CFA, is co-manager of the Balanced Fund, Bond Fund, and Treasury 2000 Fund. He has been employed by the Investment Adviser since January 1, 1992, and had been employed in the Investment Department of CUNA Mutual for several years prior to that date. In addition to work on behalf of the Ultra Series Fund, each manager performs advisory services for other clients of the Investment Adviser.

The Management Agreement

The Investment Adviser, pursuant to a Management Agreement, provides investment advice for each Fund and provides or arranges for the provision of substantially all other services required by the Ultra Series Fund through service agreements with affiliated and unaffiliated service providers. Such services include all administrative, accounting and legal services as well as the services of custodians, transfer agents and dividend disbursing agents. There are, however, certain expenses that the Ultra Series Fund pays for itself under the Management Agreement. These are: fees of the independent Trustees, fees of the independent auditors, interest on borrowings by a Fund, any taxes that a Fund must pay, and any extraordinary expenses incurred by a Fund or Funds not in the ordinary course of business. As full compensation for these services, the Ultra Series Fund pays the Investment Adviser a unitary fee computed at an annualized percentage rate of the average value of the daily net assets of each series as set forth in the table below:

                              Management Fee Table

         Series                                              Management Fee
         ------                                              --------------
         Capital Appreciation Stock                          0.80 %
         Growth & Income Stock                               0.60 %
         Balanced                                            0.70 %
         Bond                                                0.55 %
         Money Market                                        0.45 %
         Treasury 2000                                       0.45 %

The Ultra Series Fund anticipates that under the Management Agreement, each Fund will incur expenses, other than the above management fees, equal to approximately .01% of its average daily net assets for the remainder of the 1997 fiscal year.

Prior to May 1, 1997, the Company had voluntarily agreed to absorb all ordinary business expenses of the Capital Appreciation Stock, Growth and Income Stock, Balanced, Bond and Money Market Funds in excess of .65% of the average daily net assets of those Funds. Effective May 1, 1997, the Company discontinued absorbing the Ultra Series Fund expenses in excess of .65% of average daily net assets and any such expenses will be borne by the Ultra Series Fund.

                    OFFER, PURCHASE AND REDEMPTION OF SHARES

Pursuant to a Distribution Agreement, CUNA Brokerage Services, Inc. serves as principal underwriter for the Ultra Series Fund. CUNA Brokerage Services, Inc. has its principal place of business at 5910 Mineral Point Road, Madison, Wisconsin 53705.

Currently, each series of shares is divided into Class C and Class Z shares. Class C and Class Z shares are identical except for the fact that the net asset value of each Class C share reflects a distribution fee assessed against the assets of each Fund supporting Class C shares pursuant to a distribution plan (the "Distribution Plan"), described below, adopted in accordance with Rule 12b-1 under the Act. (See also FEE TABLES.) Both Classes of each series of shares of the Ultra Series Fund are sold in a continuous offering. The Ultra Series Fund generally offers Class Z shares to separate accounts of CUNA Mutual Group insurance companies and to qualified pension and retirement plans of CUNA Mutual Group companies and offers Class C shares to separate accounts of insurance companies and to qualified pension and retirement plans that are not affiliated with CUNA Mutual Group. Where either Class of shares is offered to insurance company separate accounts, such separate accounts support either variable annuity contracts or variable life insurance contracts. Net purchase payments under such contracts are placed in one of the subaccounts of the separate accounts and assets of each such subaccount are invested in shares of a Fund of the Ultra Series Fund corresponding to that subaccount.

The CUNA Mutual Group affiliated separate accounts and qualified pension or retirement plans purchase and redeem Class Z shares of the Ultra Series Fund at net asset value without sales or redemption charges. Unaffiliated insurance company separate accounts and qualified pension or retirement plans purchase and redeem Class C shares of the Ultra Series Fund at net asset value without sales or redemption charges but may be subject to an additional distribution fee pursuant to the Distribution Plan.

On each day on which a Fund's net asset value is calculated, the Company transmits to the Ultra Series Fund any orders to purchase or redeem the various Classes and series of shares based on purchase payments, redemption (surrender) requests, and transfer requests from owners of variable annuity or variable life insurance contracts or, annuitants and beneficiaries under such contracts that have been processed on that day. The Company purchases and redeems shares of each Fund at that Fund's net asset value per share calculated as of that same day although such purchases and redemptions may be executed the next morning. Other insurance companies having separate accounts making investments in the Ultra Series Fund follow substantially identical procedures. Qualified pension and retirement plans may purchase and redeem shares on a similar basis pursuant to procedures negotiated by the Ultra Series Fund, CUNA Brokerage Services, Inc. and the plan.

Owners of individual variable annuity contracts and variable life insurance contracts should refer to the separate prospectuses for such contracts for a more detailed description of the procedures whereby a contract owner, annuitant, or beneficiary under such contracts may allocate his or her interest in a separate account to a subaccount using one of the series of shares of the Ultra Series Fund as an underlying investment medium. Participants in qualified pension or retirement plans should refer to appropriate plan documents for a more detailed description of the procedures whereby they may allocate their interest in the plan to a subaccount using one of the series of shares of the Ultra Series Fund as an underlying investment medium.

Treasury 2000 Fund Only: The Ultra Series Fund anticipates demand for shares in the Treasury 2000 Fund to decrease as the portfolio maturity date approaches. Also, as the Maturity Date approaches, it may not be possible to purchase additional Stripped Treasury Securities with a portfolio maturity date which is the same as the Stripped Treasury Securities in the Fund. Accordingly, the Ultra Series Fund reserves the right to stop selling shares in the Treasury 2000 Fund at any time that the Trustees decide further sale of shares in the Treasury 2000 Fund is not in the best interest of the Fund. On or within 12 months prior to maturity of the portfolio the securities will be liquidated, and the proceeds (after deductions for accrued but unpaid fees, taxes and governmental and other charges) will be automatically reinvested at the current Net Asset Value in the Money Market Fund, unless an owner of a variable contract directs otherwise. No charge will be made for reinvestment of these proceeds. No later than 45 days before the portfolio maturity date, the Ultra Series Fund will mail to each owner of a variable contract with an interest in the Treasury 2000 Fund a Notice of Impending Maturity. The notice will state that on the date the portfolio matures, the proceeds allocable to each owner of a variable contract will be automatically reinvested in the Money Market Fund in accordance with the procedures set out above. Proceeds will be reinvested in another Fund if the Ultra Series Fund receives a written request 5 days before portfolio maturity.

The Distribution Plan: The Ultra Series Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Act under which the Ultra Series Fund bears certain expenses relating to the distribution of Class C shares. The
Distribution Plan provides for the Ultra Series Fund to pay CUNA Brokerage Services, Inc. a distribution fee equal, on an annual basis, to 0.25% of the average daily net assets of each Fund attributable to Class C shares. The distribution fee is calculated and accrued daily and paid quarterly or at such other intervals as the Ultra Series Fund and CUNA Brokerage Services, Inc. agree. The distribution fee is paid solely out of each Fund's assets supporting Class C shares. This means that the net asset value of Class C shares reflects the daily accrual of the fee but that the net asset value of Class Z shares is not affected by the distribution fee and no distribution fee is supported by assets of any Fund representing Class Z shares.

Under the Distribution Plan, CUNA Brokerage Services, Inc. receives the entire amount of the distribution fee and may spend any amount of the fee that it considers appropriate to finance any activity that is primarily intended to result in the sale of Class C shares. CUNA Brokerage Services, Inc. does not have to spend all of the distribution fee and can spend more than the amount of the fee to finance activities intended to result in the sale of Class C shares. If CUNA Brokerage Services, Inc. spends less than the entire amount of the fee in any period, it may keep the amounts not spent. If CUNA Brokerage Services, Inc. spends more than the amount of the fee in any period, The Ultra Series Fund will not reimburse CUNA Brokerage Services, Inc. for the difference.

Activities primarily intended to result in the sale of Class C shares include, among others: (a) compensation to employees of CUNA Brokerage Services, Inc.;
(b) compensation to and expenses, including overhead and telephone expenses, of CUNA Brokerage Services, Inc., other selected broker-dealers, and insurance companies who engage in or support activities primarily intended to result in the sale of Class C shares; (c) the costs of printing and distributing prospectuses, statements of additional information and annual and interim reports of the Ultra Series Fund for prospective Class C shareholders; (d) the costs of preparing, printing and distributing sales literature and advertising materials attributable to Class C shares; (e) expenses relating to the formulation and implementation of marketing strategies and promotional activities relating to Class C shares such as direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; and (f) the costs of obtaining such information, analyses and reports with respect to marketing and promotional activities and investor accounts as The Ultra Series Fund may, from time to time, deem advisable.

                               GENERAL INFORMATION

Shareholder Rights

Pursuant to current interpretations of the Act, the Company will solicit voting instructions from owners of variable annuity or variable life insurance contracts issued by it with respect to any matters that are presented to a vote of shareholders. Insurance companies not affiliated with the CUNA Mutual Group will generally follow similar procedures. On any matter submitted to a vote of shareholders, all shares of the Ultra Series Fund then issued and outstanding and entitled to vote shall be voted in the aggregate and not by series or Class, except for matters concerning only a series or Class. Certain matters approved by a vote of the shareholders of the Ultra Series Fund may not be binding on a series or Class whose shareholders have not approved such matter. This is the case if the matter affects interests of that series or Class which are not identical with the interests of all other series and Classes such as a change in investment policy, approval of the Investment Adviser or a material change in the Distribution Plan and failure by the holders of a majority of the outstanding voting securities of the series or Class to approve the matter. The holder of each share of each series or Class of stock of the Ultra Series Fund shall be entitled to one vote for each full dollar of net asset value and a fractional vote for each fractional dollar of net asset value attributed to the shareholder.

The Ultra Series Fund is not required to hold annual meetings of shareholders and does not plan to do so. The Trustees may call special meetings of shareholders for action by shareholder vote as may be required by the Act or the Declaration of Trust. The Trustees have the power to alter the number and the terms of office of the Trustees, and may lengthen their own terms or make their terms of unlimited duration and appoint their successors, provided always at least a majority of the Trustees have been elected by the shareholders of the Ultra Series Fund. The Declaration of Trust provides that shareholders can remove Trustees by a vote of two-thirds of the outstanding shares and the Declaration of Trust sets out procedures to be followed.

Inquiries

Any inquiries regarding the Ultra Series Fund should be directed to CUNA Brokerage Services, Inc., 2000 Heritage Way, Waverly, Iowa 50677, (800) 798-5500 or (319) 352-4090.

Dividends

All dividends (except those from the Treasury 2000 Fund) are distributed to the separate accounts for variable products and qualified pension or retirement plans and then automatically reinvested in the Ultra Series Fund shares. Dividends from the Money Market Fund will be declared daily and reinvested monthly in additional full and fractional shares of the Money Market Fund. Dividends of ordinary income from the Capital Appreciation Stock, Growth and Income Stock, Balanced, and Bond Funds, will be declared and reinvested quarterly in additional full and fractional shares, and dividends of capital gains from these Funds will be declared and reinvested at least annually in additional full and fractional shares. In no event will capital gain dividends be declared and paid more frequently than allowed under SEC rules. Annually, the Treasury 2000 Fund will declare a consent dividend for income tax purposes.

The Ultra Series Fund Performance

The Ultra Series Fund may distribute sales literature showing total return performance. Total return calculations are based on historical results and are not intended to indicate future performance. Total return will vary over time depending on market conditions, assets owned and operating expenses. Information about the performance of the Ultra Series Fund is contained in the annual report to shareholders which may be obtained without charge from the address shown on the first page of this Prospectus.

Total return figures distributed by the Ultra Series Fund will show the change in value of an investment in the Ultra Series Fund from the beginning of the measuring period to the end of the measuring period. All dividends and capital gains are assumed to be immediately reinvested. Average annual total return is calculated by determining the growth or decline in value of a $1,000 hypothetical investment over a stated period and then calculating the annually compounded percentage rate that would have produced the same ending value if the rate of growth or decline in value had been constant during the entire period. The actual rate of growth or decline varies over time, rather than being constant, so actual year-to-year performance will be different from "average" annual return. The Ultra Series Fund will show average annual total returns for 1, 5 and 10 year periods (or, if shorter, the period since inception) and may show actual and average total returns for other periods. The Ultra Series Fund may also show cumulative return, computed by dividing the value at the end of the period by the value at the beginning of the period. Cumulative total return may be shown either as a percentage change or as a dollar value. Performance data may be shown in the form of graphs, charts, tables and numerical examples.

The Ultra Series Fund may also distribute sales literature showing yield figures for its Money Market Fund. Yield figures are based on historical earnings and are not intended to indicate future performance. The yield of the Money Market Fund refers to the income generated by an investment in the Fund over the stated seven-day period. This income is then annualized, that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 365-day period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned is assumed to be reinvested or "compounded." The effective yield will be slightly higher than the yield because of the effect of assumed reinvestment.

The Ultra Series Fund may distribute sales literature comparing its total returns to standard industry measures, for example, the Dow Jones Industrial Average, one or more of the Standard & Poor's or Frank Russell Company stock indexes, one or more of the Lehman Brothers bond indexes, the consumer price index, and data published by Lipper Analytical Services, Morningstar, Inc., and Ibbotson Associates. The Dow Jones Industrial Average (DJIA) is a market value-weighted, unmanaged index of 30 large industrial stocks traded on the New York Stock Exchange. The Standard and Poor's and Frank Russell Company stock indexes are unmanaged, market value weighted indexes of various industrial, transportation, utility and financial companies, grouped by size of market capitalization, valuation characteristics (i.e. growth or value) or other attributes. The Lehman Brothers bond indexes represent unmanaged groups of fixed income securities of various issuers and terms to maturity which are representative of bond market performance. The consumer price index is a statistical measure of changes in the prices of goods and services over time published by the U.S. Bureau of Labor Statistics. Lipper Analytical Services and Morningstar, Inc. are independent services that monitor performance of mutual funds and insurance company separate accounts. Lipper Performance Summary Averages represent the average annual total return of all the funds (within a specified investment category) that are covered by the Lipper Analytical Services Variable Insurance Products Performance Analysis Service. Ibbotson Associates annually updates "Stocks, Bonds, Bills and Inflation" (SBBI) which compares historical investment returns and trends over specified periods. To show how different types of investments have performed over time, a chart has been included as Appendix A.

The volatility of each Fund may be compared to the volatility of the relevant market as a whole. "Beta" is a measure of the sensitivity of a particular asset or a particular Fund relative to the marketplace in which it is traded. The beta of the market is 1.0 which serves as a benchmark to assess other assets including the six Funds within the Ultra Series Fund. Beta is a measure of the degree to which the return on the asset or the Fund moved relative to how the return of the relevant market moved. A number that is both positive and less than 1.0 means that the asset or Fund moved in the same direction as the market but to a smaller degree. In other words, a beta of less than 1.0 indicates less volatility (less investment risk) than the market.

Standard deviation measures the volatility of actual periodic returns around a trendline of average returns. For example, a portfolio that grew over a five-year period at an average annual total return of 10% with a standard deviation of 15% would be much more volatile (would involve more investment risk) than a portfolio that grew at an average annual total return of 8% with a standard deviation of 5%. The latter portfolio might meet the investment needs of a risk averse investor better than the former portfolio.

Tax Status

The Ultra Series Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Ultra Series Fund expects to distribute all of its net investment income and net realized capital gains to its shareholders (the separate accounts and qualified plans) to avoid imposition of an Ultra Series Fund-level income or excise tax. The Ultra Series Fund will inform its shareholders (the separate accounts and qualified plans) of the amount and nature of all distributions. Each Fund is treated as a separate entity for federal income tax purposes, and therefore, the investments and results of the Funds are determined separately for purposes of determining whether the Ultra Series Fund qualifies as a "regulated investment company" and for purposes of determining net investment income or loss and net realized capital gain or loss. Additional tax information appears in the Statement of Additional Information.

Under the Code, no tax is imposed on an insurance company with respect to income of a qualifying separate account properly allocable to the value of eligible variable annuity or variable life insurance contracts. Please refer to the appropriate tax disclosure in the prospectuses related to a separate account and to its related variable annuity or variable life insurance contract for more information on the taxation of life insurance companies, separate accounts, as well as the tax treatment of variable annuity and variable life insurance contracts and the holders thereof.

Each Fund intends to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder. These requirements are in addition to the diversification requirements imposed on each Fund by Subchapter M and the Act. These requirements place certain limitations on the assets of each separate account that may be invested in the securities of a single issuer. Because section 817(h) and the regulations thereunder treat each Fund's assets as assets of the related separate account, these limitations apply to each Fund's assets that may be invested in the securities of a single issuer. Failure of a Fund to satisfy the section 817(h) requirements would result in taxation of the separate accounts, the insurance company, the variable annuity contracts and variable life insurance contracts, and tax consequences to the holders thereof, other than as described in the respective variable contract prospectuses.

Net Asset Value

Funds' shares are sold and redeemed at a price equal to the shares' Net Asset Value with no sales or other charges. Net Asset Value is determined by adding the total current values of each Fund's securities, cash, receivables, and other assets and then subtracting all liabilities. Net Asset Value per share is calculated on each Valuation Day at the earlier of 3:00 p.m. Central Standard Time or the close of the New York Stock Exchange. A Valuation Day is any day the New York Stock Exchange is open for business, except that the Friday immediately following Thanksgiving and the final scheduled work day preceding Christmas are not Valuation Days, and the days immediately preceding or immediately following New Year's Day and Independence Day when such days fall on Saturday or Sunday, respectively, are not Valuation Days. Federal securities regulations will be followed in case of an emergency which makes valuation extremely difficult, for example, fire, blizzard or tornado.

Funds' shares will be purchased and redeemed at the Net Asset Value next determined after receipt of a sales order or request for redemption. The Capital Appreciation Stock, Growth and Income Stock, Balanced, Bond, and Treasury 2000 Funds will value their assets based on market value if such a value can be established. If not, a good faith determination will be made by or at the direction of the Trustees. Short-term investments having maturities of 60 days or less will be valued at amortized cost. The Money Market Fund will value its portfolio assets using the amortized cost method. This method is designed to stabilize the Net Asset Value at $1.00 per share. More information about the calculation of Net Asset Value is in the Statement of Additional Information.

                                   APPENDIX A

The chart depicts the growth of a dollar invested in common stocks, small company stocks, long-term government bonds, Treasury bills and an index of inflation over the period from the end of 1925 to the end of 1996. Results assume reinvestment of dividends on stocks or coupons on bonds and no taxes. Transaction costs are not accounted for except in the small stock index starting in 1982. The chart was prepared to show changes in the market value of securities, not returns on variable life and annuity contracts. The chart does not reflect any of the charges made at the separate account level or at the mutual fund level of a variable contract.

The chart shows how stocks, bonds and bills have performed in the past. The chart illustrates the basic relationship between risk and return. Treasury bills had the least investment risk and the lowest investment return. Stocks had the most investment risk and the highest investment return. The common stock performance shown is based on the Standard and Poor's 500 stock index, a market value weighted index of industrial, financial, utility and transportation stocks. The chart is a historical record of the past. It is not a projection of future return.



At this place, the document shows a graphic representation of the information set forth above.


(C) Computed using data from Stocks, Bonds, Bills & Inflation 1997 YearbookTM, Ibbotson Associates, Chicago (annually updates work by Roger G. Ibbotson and Rex Sinquefield). Used with permission. All rights reserved

                                     Part B
                       STATEMENT OF ADDITIONAL INFORMATION

                       STATEMENT OF ADDITIONAL INFORMATION

                                ULTRA SERIES FUND
                                2000 Heritage Way
                               Waverly, Iowa 50677
                                 (319) 352-4090


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE ULTRA SERIES FUND WHICH IS REFERRED TO HEREIN.


THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS, DATED MAY 1, 1997, CALL OR WRITE CUNA BROKERAGE SERVICES, INC., 2000 HERITAGE WAY, WAVERLY, IOWA 50677, (319) 352-4090, (800) 798-5500.


                                   MAY 1, 1997

                                TABLE OF CONTENTS
                                                                         PAGE

GENERAL INFORMATION........................................................1
INVESTMENT PRACTICES.......................................................1
Lending Portfolio Securities...............................................1
Restricted Securities......................................................1
Foreign Securities.........................................................2
Put and Call Options.......................................................2
Financial Futures and Related Options......................................3
Stock Index Futures and Related Options....................................3
Bond Fund Practices........................................................4
INVESTMENT LIMITATIONS.....................................................5
PORTFOLIO TURNOVER.........................................................6
BELOW INVESTMENT GRADE CORPORATE DEBT SECURITIES...........................6
MANAGEMENT OF THE FUND.....................................................7
Officers and Trustees......................................................7
Trustees Compensation......................................................8
Substantial Shareholders...................................................9
Beneficial Owners..........................................................9
THE INVESTMENT ADVISER.....................................................9
EXPENSES OF THE FUND......................................................11
DISTRIBUTION PLAN AND AGREEMENT...........................................11
CUSTODIAN.................................................................11
INDEPENDENT AUDITORS......................................................12
BROKERAGE.................................................................12
HOW SECURITIES ARE OFFERED................................................13
Distributor...............................................................13
Transfer Agent............................................................13
NET ASSET VALUE OF SHARES.................................................13
Money Market Fund.........................................................13
Capital Appreciation Stock, Growth and Income Stock,
     Balanced, Bond, and Treasury 2000 Funds..............................14
DIVIDENDS, DISTRIBUTIONS AND TAXES........................................14
Options and Futures Transactions..........................................15
Straddles.................................................................16
CALCULATION OF YIELDS AND TOTAL RETURNS...................................16
Money Market Fund Yields..................................................16
Other Fund Yields.........................................................17
Average Annual Total Returns..............................................17
Other Total Returns.......................................................18
DESCRIPTION OF BOND RATINGS
     (AS PUBLISHED BY THE RATING SERVICES)................................18
DESCRIPTION OF COMMERCIAL PAPER RATINGS
     (AS PUBLISHED BY THE RATING SERVICES)................................19
FINANCIAL STATEMENTS......................................................20

                               GENERAL INFORMATION

The Ultra Series Fund is an investment company consisting of six separate investment portfolios or funds (each, a "Fund") each of which has a different investment objective(s). Each Fund is a diversified, open-end management investment company, commonly known as a mutual fund. The six Funds are: Capital Appreciation Stock, Growth and Income Stock, Balanced, Bond, Money Market, and Treasury 2000. The Ultra Series Fund was organized under the laws of the Commonwealth of Massachusetts on September 16, 1983, and is a Massachusetts Business Trust. Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Ultra Series Fund. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Ultra Series Fund and requires that notice of such disclaimer be given in each instrument entered into or executed by the Ultra Series Fund. The Declaration of Trust provides for indemnification out of the Ultra Series Fund property for any shareholder held personally liable for the obligations of the Ultra Series Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Ultra Series Fund itself would be unable to meet its obligations.

                              INVESTMENT PRACTICES

The Ultra Series Fund Prospectus describes the investment objective and policies of each of the six Funds. The following information is provided for those investors wishing to have more comprehensive information than that contained in the Prospectus. Within the past year, no Fund has employed any of the following practices: lending of portfolio securities, investing in restricted securities, investing in foreign securities (although it has and may continue to invest up to 25% of assets in American Depository Receipts traded on U.S. exchanges representing shares of foreign issues traded on foreign exchanges), investing in options, financial futures, stock index futures and related options. No Fund has a current intention of employing these practices in the foreseeable future. If they are used in the foreseeable future, no more than 5% of a Fund's net assets will be at risk.

If the Ultra Series Fund enters into futures contracts or call options thereon, reverse repurchase agreements, firm commitment agreements or standby commitment agreements, the Ultra Series Fund will obtain approval from the Board of Trustees to establish a segregated account with the custodian of the Ultra Series Fund. The segregated account will hold liquid assets such as cash, U.S. government assets and high grade debt obligations. The cash value of the segregated account will be not less than the market value of the futures contracts and call options thereon, reverse repurchase agreements, firm commitment agreements and standby commitment agreements.

Lending Portfolio Securities

All Funds, except the Money Market Fund, may lend portfolio securities. Such loans will be made only in accordance with guidelines established by the Trustees and on the request of broker-dealers or institutional investors deemed qualified, and only when the borrower agrees to maintain cash or U.S. Treasury bills as collateral with the Fund equal at all times to at least 100% of the value of the securities. The Fund will continue to receive interest or dividends on the securities loaned and will, at the same time, earn an agreed-upon amount of interest on the collateral which will be invested in readily marketable short-term obligations of high quality. The Fund will retain the right to call the loaned securities and intends to call loaned voting securities if important shareholder meetings are imminent. Such security loans will not be made if, as a result, the aggregate of such loans exceeds 30% of the value of the Fund's assets. The Fund may terminate such loans at any time. While there may be delays in recovery of loaned securities or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to firms deemed by the Investment Adviser to be in good standing and will not be made unless, in the judgment of the Investment Adviser, the consideration to be earned from such loans would justify the risk.

Restricted Securities

Each Fund, except the Money Market and Treasury 2000 Funds, may invest in restricted securities. Securities regulations limit the sale of restricted securities which have been acquired through private placement transactions, directly from the issuer or from security holders, generally at higher yields or on terms more favorable to investors than comparable publicly traded securities. Privately placed securities are not readily marketable and ordinarily can be sold only in privately negotiated transactions to a limited number of purchasers or in public offerings made pursuant to an effective registration statement under the Securities Act of 1933 or by obtaining an exemption therefrom. Private or public sales of such securities by the Fund may involve significant delays and expense. Private sales require negotiations with one or more purchasers and generally produce less favorable prices than the sale of comparable unrestricted securities. Public sales generally involve the time and expense of preparing and processing a registration statement under the Securities Act of 1933 and may involve the payment of underwriting commissions; accordingly, the proceeds may be less than the proceeds from the sale of securities of the same class which are freely marketable. Restricted securities in each Fund will be valued at fair value as determined in good faith by or at the direction of the Trustees for purposes of determining the Fund's Net Asset Value. Such securities, when possible, will be valued on a comparative basis to securities with similar characteristics for which market prices are available.

Foreign Securities

All Funds, except the Treasury 2000 Fund, may invest in foreign securities. Investment in foreign issuers involves investment risks that are different, in some respects, from an investment in U.S. domestic issuers. Such risks may include foreign political and economic developments. Publicly available information concerning issuers located outside the United States may not be comparable in scope or depth of analysis to that generally available for publicly held U.S. issuers. Accounting and auditing practices and financial reporting requirements may vary significantly from country to country and generally are not comparable to those applicable to publicly held U.S. corporations. In the event of default, debt obligations of foreign issuers may be difficult to enforce. The Investment Adviser will make every effort to analyze potential investments in foreign issuers on the same basis as the rating services analyze domestic issuers but because public information is not always comparable to that available on domestic issuers, this may not be possible.
Therefore, while the Investment Adviser will make every effort to select investments in foreign securities on the same basis relative to quality and risk as its investments in domestic securities, this may not always be possible. No Fund will invest more than 10% of the value of its assets in foreign securities.

Put and Call Options

All Funds, except the Money Market Fund, may engage in the purchase, sale and writing of put and call options that are traded on U.S. exchanges and boards of trade. A call option is a contract (generally having a duration of nine months or less) pursuant to which the purchaser of the call option in return for a premium paid, has the right to buy the security or instrument underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option, to deliver the underlying security or instrument against payment of the exercise price during the option period. A put option is a similar contract which gives the purchaser of the put option, in return for a premium, the right to sell the underlying security or instrument at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying security or instrument, upon exercise, at the exercise price during the option period.

The writing of a call option is "covered" if the Fund owns the underlying security or instrument covered by the call or has an absolute and immediate right to acquire that security or instrument without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities or instruments held in its portfolio. The writing of a call option is also covered if the Fund holds a call on an equivalent amount of the same security or instrument as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the Fund in cash, U.S. Treasury bills or other high grade short-term obligations in a segregated account with its custodian. The writing of a put option is "covered" if the Fund maintains cash, U.S. Treasury bills or other high grade short-term obligations with a value equal to the exercise price in a segregated account with its custodian, or else holds a put on an equivalent amount of the same security or instrument as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written. The premium paid by the purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security or instrument, the remaining term of the option, supply and demand, and interest rates.

If the writer of an option wishes to terminate his obligation, he may effect a "closing purchase transaction." This is accomplished by buying an option of the same kind as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after it has been notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate his position by effecting a "closing sale transaction."
This is accomplished by selling an option of the same kind as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

Effecting a closing transaction in the case of a written call option will permit the Fund to write another call option on the underlying security or instrument with either a different exercise price or expiration date or both, or in the case of a written put option will permit the Fund to write another put option to the extent that the exercise price thereof is secured by deposited cash or short-term securities. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities or instruments subject to the option to be used for other Fund investments. If the Fund desires to sell a particular security or instrument from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security or instrument.

The Fund may write put and call options only if they are covered, and the options must remain covered so long as a Fund is obligated as a writer.

An option position may be closed out only on an exchange or board of trade which provides a secondary market for an option of the same kind. Although the Fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or board of trade may exist. In such event it might not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of call options and upon the subsequent disposition of underlying securities or instruments acquired through the exercise of call options or upon the purchase of underlying securities or instruments for the exercise of put options. If the Fund, as a covered call option writer, is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security or instrument until the option expires or it delivers the underlying security or instrument upon exercise.

The use of put and call options is restricted to no more than twenty percent (20%) of the net assets in the Fund using such option.

Financial Futures and Related Options

The Balanced, Bond, and Treasury 2000 Funds may engage in transactions in financial futures contracts or related options, but only as a hedge against changes in the values of securities held in the Fund's portfolio resulting from market conditions or which it intends to purchase and where the transactions are economically appropriate to the reduction of risks inherent in the ongoing management of the Fund. A Fund may not purchase or sell financial futures or purchase related options if, immediately thereafter, more than one-third of its net assets would be hedged. In addition, a Fund may not purchase or sell financial futures or purchase related options if, immediately thereafter, the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed five percent (5%) of the market value of the Fund's total assets.

Unlike when a Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the custodian under the name of the futures commission merchant an amount of cash or U.S. Treasury bills, known as initial margin. The nature of initial margin in futures transactions is different from that of margin in securities transactions in that a futures contract margin does not involve the borrowing of funds by a customer to finance the transaction. Rather, the initial margin is in the nature of a performance bond or a good faith deposit on a contract which is returned to the Fund upon termination of the Fund's contract assuming all contractual obligations have been satisfied. Subsequent payments, called "variation margin," to or from the custodian will be made on a daily basis as the price of the underlying securities or instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as "mark to the market." At any time prior to expiration of the futures contract, the Fund may elect to close the position by taking an opposite position which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain.

There are several risks in connection with the use of financial futures as a hedging device. One risk arises because of the imperfect correlation between movements in the price of the futures contracts and movements in the price of the securities or instruments which are the subject of the hedge. The price of the futures contract may move more than or less than the price of the securities or instruments being hedged. If the price of the futures contract moves less than the price of the securities or instruments which are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities or instruments being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the futures. If the price of the futures contract moves more than the price of the securities or instruments being hedged, the Fund will experience either a loss or a gain on the futures contract which will not be completely offset by movements in the price of the securities or instruments. To compensate for the imperfect correlation of movements in the price of securities or instruments being hedged and movements in the price of the futures contracts, the Fund may buy or sell financial futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the historical volatility of the prices of such securities has been greater than the historical volatility of the futures. Conversely, the Fund may buy or sell fewer financial futures contracts if the historical volatility of the price of the securities being hedged is less than the historical volatility of the futures.

The financial impact of any use of financial futures is subject to movements in interest rates. For example, if the Fund is hedged against the possibility of a rise in interest rates, adversely affecting the value of bonds held in its portfolio, and bond prices increase instead, the Fund will lose part or all of the benefit of the increased value of its bonds which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

Stock Index Futures and Related Options

The Capital Appreciation Stock, Growth and Income Stock, and Balanced Funds may engage in transactions in stock index futures contracts or related options, but only as a hedge against changes resulting from market conditions in the values of securities held in the Fund's portfolio or which the Fund intends to purchase and where the transactions are economically appropriate to the reduction of risks inherent in the ongoing management of the Fund. A Fund may not purchase or sell stock index futures or purchase related options if, immediately thereafter, more than one-third of its net assets would be hedged. In addition, a Fund may not purchase or sell stock index futures or purchase related options if, immediately thereafter, the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed five percent (5%) of the market value of total assets.

Unlike when a Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the custodian under the name of the futures commission merchant an amount of cash or U.S. Treasury bills known as initial margin. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by a customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called "variation margin," to or from the custodian, will be made on a daily basis as the price of the underlying stock index fluctuates making the long and short positions in the futures contract more or less valuable, a process known as "mark to the market." At any time prior to expiration of the futures contract, the Fund may elect to close the position by taking an opposite position which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain.

There are several risks in connection with the use of stock index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the price of the stock index futures contract and movements in the price of the securities which are the subject of the hedge. The price of the stock index future may move more than or less than the price of the securities being hedged. If the price of the stock index futures contract moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the futures contract. If the price of the futures contract moves more than the price of the stock, the Fund will experience either a loss or a gain on the futures contract which will not be completely offset by movements in the price of the securities which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of securities being hedged and movements in the price of the stock index futures, the Fund may buy or sell stock index futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the historical volatility of the prices of such securities has been greater than the historical volatility of the index. Conversely, the Fund may buy or sell fewer stock index futures contracts if the historical volatility of the price of the securities being hedged is less than the historical volatility of the stock index.

The financial impact of any use of stock index futures is subject to movements in the direction of the market. For example, if the Fund has hedged against the possibility of a decline in the market adversely affecting stocks held in its portfolio and stock prices increase instead, the Fund will lose part or all of the benefit of the increased value of its stocks which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

Compared to the use of stock index futures, the purchase of options on stock index futures involves less potential risk because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the use of an option on a stock index future would result in a loss when the use of a stock index future would not, such as when there is no movement in the level of the index.

Bond Fund Practices

As stated in the Prospectus, the Bond Fund will emphasize investment grade, primarily intermediate term securities. If an investment grade security is downgraded by the rating agencies or otherwise falls below the investment quality standards stated in the Prospectus, management will retain that instrument only if management believes it is in the best interest of the Fund. Management does not currently intend to invest more than five percent (5%) of the net assets in corporate debt securities which are not in the four highest ratings by Standard and Poor's Corporation or Moody's Investors Service, Inc., but, on occasion, the Fund may do so. The Fund may also invest in debt options, interest rate futures contracts, and options on interest rate futures contracts.

The Fund may utilize interest rate futures and options to manage the risk of fluctuating interest rates. These instruments will be used to control risk or obtain additional income and not with a view toward speculation. The Fund will invest only in futures and options which are traded on U.S. exchanges or boards of trade.

In the fixed income securities market, purchases of some issues are occasionally made under firm (forward) commitment agreements. Purchases of securities under such agreements can involve risk of loss due to changes in the market rate of interest between the commitment date and the settlement date. As a matter of operating policy, the Fund will not commit itself to forward commitment agreements in an amount in excess of 25% of net assets and will not engage in such agreements for leveraging purposes. For purposes of this limitation, forward commitment agreements are defined as those agreements involving more than five business days between the commitment date and the settlement date.

                             INVESTMENT LIMITATIONS

The Ultra Series Fund has adopted the following restrictions and policies relating to the investment of assets and the activities of each Fund. The policies in this INVESTMENT LIMITATION section are fundamental and may not be changed for a Fund without the approval of the holders of a majority of the outstanding votes of that Fund (which for this purpose and under the Investment Company Act of 1940 (the "Act") means the lesser of (i) sixty-seven percent (67%) of the outstanding votes attributable to shares represented at a meeting at which more than fifty percent (50%) of the outstanding votes attributable to shares are represented or (ii) more than fifty percent (50%) of the outstanding votes attributable to shares). None of the Funds within the Ultra Series Fund may:

1. Borrow money in excess of one-third of the value of its total assets taken at market value (including the amount borrowed) and then only from banks as a temporary measure for extraordinary or emergency purposes. This borrowing provision is not for investment leverage, but solely to facilitate management of a Fund by enabling the Fund to meet redemption requests where the liquidation of an investment is deemed to be inconvenient or disadvantageous. Monies used to pay interest on borrowed funds will not be available for investment. A Fund will not make additional investments while it has borrowings outstanding.

2. Underwrite securities of other issuers, except that a Fund may acquire portfolio securities under circumstances where, if the securities are later publicly offered or sold by the Fund, it may be deemed to be an underwriter for purposes of the Securities Act of 1933.

3. Invest over twenty-five percent (25%) of assets taken at its market value in any one industry. Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements, shall not be considered investments in any one industry for purposes of these rules. Telephone, gas, and electric utility industries shall be considered separate industries.

4. Purchase or sell commodities, commodity contracts (except futures contracts), foreign exchange or real estate, including interests in real estate investment trusts whose securities are not readily marketable or invest in oil, gas or other mineral development or exploration programs. (This does not prohibit investment in the securities of corporations which own interests in commodities, foreign exchange, real estate or oil, gas or other mineral development or exploration programs.)

5. Invest more than five percent (5%) of the value of the assets of a Fund in securities of any one issuer, except in the case of the securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

6. Invest in securities of a company for the purpose of exercising control or management.

7. Invest in securities issued by any other registered investment companies in excess of five percent (5%) of total assets, nor in excess of three percent (3%) of the assets of the acquired investment company. Not more than ten percent (10%) of total assets taken at market value will be invested in such securities.

8. Purchase or sell real estate, except a Fund may purchase securities which are issued by companies which invest in real estate or interests therein.

9. Issue senior securities as defined in the Act, except insofar as a Fund may be deemed to have issued a senior security by reason of (a)
         entering into any repurchase agreement; (b) borrowing money in accordance with restrictions described above; (c) lending portfolio securities; (d) purchasing securities on a when-issued or delayed delivery basis; or (e) accommodating short sales. If the asset coverage falls below three hundred percent (300%), when taking into account items (a) through (e), a Fund may be required to liquidate investments to be in compliance with the Act.

10. Lend portfolio securities in excess of thirty percent (30%) of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Trustees, including maintenance of collateral of the borrower at least equal at all times to the current market value of the securities loaned.

11. Invest in illiquid assets (which include repurchase agreements that do not mature within seven (7) days, non-negotiable time deposits maturing in over seven (7) days, restricted securities, and other securities for which there is no ready market) in an amount in excess of ten percent (10%) of the value of its total assets.

12. Make loans (the acquisition of bonds, debentures, notes and other securities as permitted by the investment objectives of a Fund shall not be deemed to be the making of loans) except that a Fund may purchase securities subject to repurchase agreements under policies established by the Trustees.

13. Invest in foreign securities in excess of ten percent (10%) of the value of its total assets.

Except for the limitations on borrowing from banks, if the above percentage restrictions are adhered to at the time of investment, a later increase or decrease in such percentage resulting from a change in values of securities or amount of net assets will not be considered a violation of any of the foregoing restrictions.

The Money Market Fund may not write put or call options, purchase common stock or other equity securities or purchase securities on margin or sell short. The Capital Appreciation Stock, Growth and Income Stock, Balanced, Bond, and Treasury 2000 Funds may not purchase securities on margin or sell short. However, each Fund may obtain such short-term credits as may be necessary for the clearance of transactions and may make margin payments in connection with transactions in futures and related options as permitted by its investment policies.

                               PORTFOLIO TURNOVER

While the Money Market Fund is not subject to specific restrictions on portfolio turnover, it generally does not seek profits by short-term trading. However, it may dispose of a portfolio security prior to its maturity where disposition seems advisable because of a revised credit evaluation of the issuer or other considerations. Because money market instruments have short maturities, the Fund expects to have a high portfolio turnover, but since brokerage commissions are not customarily charged on money market instruments, a high turnover should not affect Net Asset Value or net investment income.

The Capital Appreciation Stock, Growth and Income Stock, Balanced, Bond, and Treasury 2000 Funds will trade whenever, in management's view, changes are appropriate to achieve the stated investment objectives. Management does not anticipate that unusual portfolio turnover will be required and intends to keep such turnover to moderate levels consistent with the objectives of each Fund. Although management makes no assurances, it is expected that the annual portfolio turnover rate will be generally less than 100%. This would mean that normally less than 100% of the securities held by the Fund would be replaced in any one year (excluding turnover of securities having a maturity of one year or less). The portfolio turnover rate for the fiscal year ended December 31, 1995, for each Fund was as follows: Capital Appreciation Stock, 61.3%; Growth and Income Stock, 57.8%; Balanced, 36.7%; Bond, 14.7%; and Treasury 2000, 0.0%. The portfolio turnover rate for the fiscal year ended December 31, 1996, for each Fund is as follows: Capital Appreciation Stock, 49.8%; Growth and Income Stock, 40.6%; Balanced, 33.5% (Stocks, 23.2%; Bonds, 10.3%); Bond, 25.7%; and Treasury
2000, 0.0%.

                BELOW INVESTMENT GRADE CORPORATE DEBT SECURITIES

Corporate debt securities which are not within the four highest ratings by Standard & Poor's Corporation or Moody's Investors Service, Inc. ("non-investment grade bonds") may have speculative characteristics and adverse changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than higher grade corporate debt securities.

Lower rated securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates. Accordingly, the returns on lower rated debt securities will fluctuate over time. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of principal and interest and increase the possibility of default.

In addition, noninvestment grade bonds may have a limited secondary market in which to dispose of or from which to obtain valuations of these securities. Therefore, any valuation of these securities may be more subjective than valuing securities for which there is a more established secondary market. Also, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of these securities.

Achievement of the investment objective of a Fund that invests in noninvestment grade bonds may be more dependent on the Investment Adviser's credit analysis than a Fund which invests exclusively in investment-grade securities. While ratings are, therefore, important in the securities selection process, the Investment Adviser does not rely totally on ratings assigned to corporate debt obligations by commercial rating firms. For more information about the characteristics of the various bond ratings, see DESCRIPTION OF BOND RATINGS.

Subsequent to its purchase, a rating of an issue of debt securities may be reduced below the minimum rating required for purchase. The Investment Adviser will consider such an event when deciding whether a Fund should continue to hold that security. The Funds are not required to dispose of securities after ratings have dropped below such minimum rating.

                             MANAGEMENT OF THE FUND

Officers and Trustees

Name and Address                    Position(s) Held with Fund          Principal Occupation(s) For
                                                                        the Past 5 Years


Michael S. Daubs*                   President                           CIMCO Inc.
5910 Mineral Point Road             1983 - Present                      President
Madison, WI 53705                                                       1982 - Present

                                                                        CUNA Mutual Life Insurance Company
                                                                        Chief Investment Officer
                                                                        1973 - Present

                                                                        CUNA Mutual Insurance Society
                                                                        Chief Investment Officer
                                                                        1990 - Present

Lawrence R. Halverson*              Vice President                      CIMCO Inc.
5910 Mineral Point Road             1987 - Present                      Senior Vice President
Madison, WI  53705                  Secretary                           1996 - Present
                                    1992 - Present                      Vice President
                                                                        1987 - 1996
                                                                        Secretary
                                                                        1992 - Present

                                                                        CUNA Brokerage Services, Inc.
                                                                        President
                                                                        1996 - Present

Donald E. Heltner*                  Vice President                      CIMCO Inc.
5910 Mineral Point Road             1983 - Present                      Vice President
Madison, WI 53705                                                       1982 - Present
                                                                        Treasurer
                                                                        1992 - Present


Robert M. Buckingham*               Chief Financial Officer and         CUNA Mutual Life Insurance Company
2000 Heritage Way                   Assistant Secretary                 Vice President and Valuation Actuary
Waverly, IA 50677                   1993-Present                        1991-Present

Michael G. Joneson*                 Chief Accounting Officer,           CUNA Mutual Life Insurance Company
2000 Heritage Way                   Treasurer, and Assistant            Vice President - Controller, Treasurer
Waverly, IA 50677                   Secretary                           1986-Present
                                    1992-Present


Gwendolyn M. Boeke                  Trustee                             Evangelical Lutheran Church in America
2000 Heritage Way                   1988 - Present                      Area Representative - Iowa
Waverly, IA  50677                                                      1990 - Present


Alfred L. Disrud                    Trustee                             Planned Giving Services
2000 Heritage Way                   1987 - Present                      Waverly, Iowa 50677
Waverly, IA  50677                                                      Owner
                                                                        1986 - Present


Kevin T. Lentz*                     Trustee                             CUNA Mutual Life Insurance Company
2000 Heritage Way                   1993 - Present                      Chief Operating Officer
Waverly, IA  50677                                                      1993 - Present

                                                                        CUNA Mutual Life Insurance Company
                                                                        Vice President, Individual Life & Health
                                                                        1992 - 1993

                                                                        CUNA Mutual Insurance Company
                                                                        Vice President, Member Services
                                                                        1992  - Present

Keith S. Noah                       Trustee                             Noah & Smith
2000 Heritage Way                   1984 - Present                      Charles City, Iowa 50616
Waverly, IA  50677                                                      Partner
                                                                        1948 - Present

Thomas C. Watt                      Trustee                             MidAmerican Energy Company
2000 Heritage Way                   1986 - Present                      Waterloo, Iowa  50704
Waverly, IA  50677                                                      District Manager
                                                                        1995 - Present

                                                                        Midwest Power Systems, Inc.
                                                                        Waterloo, Iowa  50704
                                                                        Division Manager
                                                                        1992 - 1995

                                                                        Iowa Public Service Company
                                                                        Waterloo, Iowa 50704
                                                                        Vice President - East District
                                                                        1962 - 1992

*An interested person within the meaning of the Act.

Trustees Compensation
                                              Aggregate Compensation
                  Names of Trustees            From The Ultra Series Fund 1996
                  -----------------            -------------------------------

                  Gwendolyn M. Boeke              $2,500
                  Alfred L. Disrud                $2,500
                  Kevin T. Lentz*                 $    0
                  Keith S. Noah                   $2,500
                  Thomas C. Watt                  $2,500

                  *  Uncompensated Interested Trustee

Trustees and officers of the Ultra Series Fund do not receive any benefits from the Ultra Series Fund upon retirement nor does the Ultra Series Fund accrue any expense for pension or retirement benefits. The Trustees and officers of the Ultra Series Fund do not currently serve as trustees or officers of any open-end management investment company that is an affiliated person of the Ultra Series Fund or that is managed by the Investment Adviser.

Substantial Shareholders

CUNA Mutual Life Insurance Company (the "Company") established the Ultra Series Fund as an investment vehicle underlying the separate accounts of the Company which issue variable contracts. As of May 1, 1997 the separate accounts of the Company were the only shareholders of the Ultra Series Fund. Voting rights are described in the Ultra Series Fund Prospectus in the GENERAL INFORMATION, Shareholder Rights section.

Beneficial Owners

As of May 1, 1997, except for the Company's initial capital contribution, the beneficial owners of the Ultra Series Fund are policyowners and contract owners of the Company. As of April 1, 1997, the directors and officers as a group own less than one percent (1%). In addition to its own beneficial interest in each Fund, the Company holds legal title on behalf of the beneficiaries of employee benefit plans held within the Company separate accounts not registered pursuant to an exemption from the registration provisions of the securities acts. As of April 1, 1997, the following persons had a beneficial interest exceeding five percent (5%):




     Fund                      Beneficial Owner           Holdings        of Net
                                                                          Assets
Treasury 2000    CUNA Mutual Life Insurance Company
                 2000 Heritage Way                       $340,779.74      21.59%
                 Waverly, IA  50677

Treasury 2000    Helena Community Federal Credit Union
                 915 Kessler Street                      $205,197.48       13.0%
                 Helena, MT  59601




                             THE INVESTMENT ADVISER

The Management Agreement ("Agreement") requires that the Investment Adviser provide continuous professional investment management of the investments of the Ultra Series Fund, including establishing an investment program complying with the investment objectives, policies and restrictions of each Series. In addition, the Adviser has agreed to provide, or arrange to have provided, all services to each Series of the Ultra Series Fund, including but not limited to legal and accounting services, mailing and printing services, custody and transfer agent services, etc. The Investment Adviser is CIMCO Inc. The Company, and CUNA Mutual Investment Corporation each own a one-half interest in the Investment Adviser. CUNA Mutual Insurance Society is the sole owner of CUNA Mutual Investment Corporation. CUNA Mutual Investment Corporation is the sole owner of CUNA Brokerage Services, Inc., the principal underwriter. The Investment Adviser and the Ultra Series Fund have servicing agreements with the Company and with CUNA Mutual Insurance Society. The Company and CUNA Mutual Insurance Society entered into a permanent affiliation July 1, 1990. At the current time, all of the directors of the Company are also directors of CUNA Mutual Insurance Society and many of the senior executive officers of the Company hold similar positions with CUNA Mutual Insurance Society.

The Investment Adviser, pursuant to a Management Agreement, provides investment advice for each Fund and provides or arranges for the provision of substantially all other services required by the Ultra Series Fund through services agreements with affiliated and unaffiliated service providers. Such services include all administrative, accounting and legal services as well as the services of custodians, transfer agents and dividend disbursing agents. There are, however, certain expenses that The Ultra Series Fund pays for itself under the Management Agreement. These are: fees of the independent Trustees, fees of the independent auditors, interest on borrowings by a Fund, any taxes that a Fund must pay, and any extraordinary expenses incurred by a Fund or Funds not in the ordinary course of business. As full compensation for its services, the Ultra Series Fund pays the Investment Adviser a unitary fee computed at an annualized percentage rate of the average value of the daily net assets of each series as set forth in the table below:

                           Management Fee Table

               Series                             Management Fee
               Capital Appreciation Stock         0.80 %
               Growth & Income Stock              0.60 %
               Balanced                           0.70 %
               Bond                               0.55 %
               Money Market                       0.45 %
               Treasury 2000                      0.45 %

Prior to May 1, 1997, the Company had voluntarily agreed to absorb all ordinary business expenses of the Capital Appreciation Stock, Growth and Income Stock, Balanced, Bond and Money Market Funds in excess of .65% of the average daily net assets of those Funds. Effective May 1, 1997, the Company discontinued absorbing the Ultra Series Fund expenses in excess of .65% of average daily net assets and any such expenses will be borne by the Ultra Series Fund.

Under the Investment Advisory Agreement effective prior to May 1, 1997, the total fee paid to the Investment Adviser during the year ended December 31, 1994, was $594,112. The fees were allocated to the Funds as follows: $24,864 to Capital Appreciation Stock, $199,911 to Growth and Income Stock, $300,282 to Balanced, $34,590 to Bond, $28,639 to Money Market, and $5,826 to Treasury 2000. The total fee paid to the Investment Adviser during the year ended December 31, 1995, was $1,003,650. The fees were allocated to the Funds as follows: $103,513 to Capital Appreciation Stock, $357,783 to Growth and Income Stock, $436,723 to Balanced, $51,283 to Bond, $48,171 to Money Market, and $6,177 to Treasury 2000. The total fee paid to the Investment Adviser during the year ended December 31, 1996, was $2,094,152. The fees were allocated to the Funds as follows: $335,246 to Capital Appreciation Stock, $804,430 to Growth and Income Stock, $759,395 to Balanced, $100,076 to Bond, $87,984 to Money Market, and $7,021 to Treasury 2000.

The Investment Adviser makes the investment decisions and is responsible for the investment and reinvestment of assets; performs research, statistical analysis, and continuous supervision of the Fund's investment portfolio; furnishes office space for the Ultra Series Fund; provides the Ultra Series Fund with such accounting data concerning the investment activities of the Ultra Series Fund as is required to be prepared and files all periodic financial reports and returns required to be filed with the Securities and Exchange Commission ("SEC") and any other regulatory agency; continuously monitors compliance by the Ultra Series Fund in its investment activities with the requirements of the Act and the rules promulgated pursuant thereto; and renders to the Ultra Series Fund such periodic and special reports as may be reasonably requested with respect to matters relating to the duties of the Investment Adviser.

Effective January 1, 1992, the Adviser contracted with the Company to perform some of these services on behalf of the Ultra Series Fund in return for a portion of the investment advisory fee. In 1994, the Adviser paid $129,311 for those services. In 1995, the Adviser paid $217,034 for those services. In 1996, the Adviser paid $447,362 for those services. Effective July 17, 1993, the Adviser contracted with CUNA Mutual Insurance Society to perform cash management and investment accounting services on behalf of the Ultra Series Fund in return for a portion of the investment advisory fee. In 1994, the Adviser paid $5,578 for those services. In 1995, the Adviser paid $9,487 for those services. In 1996, the Adviser paid $19,711 for those services.

On January 16, 1997, the Management Agreement was approved by the beneficial owners of the Ultra Series Fund after approval and recommendation by the Trustees of the Ultra Series Fund, including a majority of Trustees who are not parties to the Management Agreement or interested persons to any such party as defined in the Act, on October 29, 1996. The Management Agreement, unless sooner terminated, shall continue until two years from the effective date of the Management Agreement and thereafter shall continue automatically for periods of one calendar year so long as such continuance is specifically approved at least annually (a) by the Trustees or by a vote of a majority of the outstanding votes attributable to the shares of the Class representing an interest in the Fund; and (b) by a vote of a majority of those Trustees who are not parties to the Management Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval, provided the Management Agreement may be terminated as to any Fund or to all Funds by the Ultra Series Fund at any time, without the payment of any penalty, by vote of a majority of the Trustees or by a majority vote of the outstanding votes attributable to the shares of the applicable Fund or by the Investment Adviser on sixty (60) days written notice to the other party. The Management Agreement will terminate automatically in the event of its assignment.

The Management Agreement provides that the Investment Adviser shall not be liable to the Ultra Series Fund or any shareholder for anything done or omitted by it, or for any losses that may be sustained in the purchase, holding or sale of any security, except for an act or omission involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by the Management Agreement.

The directors and principal officers of the Investment Adviser are as follows:


          Joyce A. Harris                 Director and Chair
          James C. Hickman                Director
          Michael B. Kitchen              Director
          Michael S. Daubs                Director and President
          George A. Nelson                Director and Vice Chair
          Lawrence R. Halverson           Senior Vice President and Secretary
          Donald E. Heltner               Vice President and Treasurer
          Charles A. Knudsen              Vice President
          Daniel J. Larson                Vice President
          Thomas J. Merfeld               Vice President
          James M. Greaney                Vice President
          Lois A. O'Rourke                Vice President


                              EXPENSES OF THE FUND

The Capital Appreciation Stock, Growth and Income Stock, Balanced, Bond, and Money Market Funds are currently obligated to pay to the Investment Adviser the Management Fee set forth in Management Fee Table above. As part of its services, the Investment Adviser has agreed to provide or arrange to have provided, administrative services to each Fund. Currently, the Company is providing some of these services on behalf of the Investment Adviser.

Prior to May 1, 1997, expenses which exceeded .65% of the average value of daily net assets of such Fund were being absorbed by the Company pursuant to an Expense Reimbursement Agreement between the Company and the Ultra Series Fund. For the year ended December 31, 1995, the Company absorbed $96,817 of ordinary business expense. This expense was allocated among the Funds as follows: $22,806 was allocated to Capital Appreciation Stock, $28,817 to the Growth and Income Stock, $33,518 to Balanced, $3,971 to Bond, and $7,705 to Money Market. For the year ended December 31, 1996, no expenses were absorbed by the Company.

                         DISTRIBUTION PLAN AND AGREEMENT

As described in the Prospectus, the Board of Trustees has adopted a Distribution Plan for the Fund under Rule 12b-1 of the Act to compensate CUNA Brokerage Services, Inc. for certain services and to pay expenses of the Ultra Series Fund incurred in connection with the offering of Class C Fund shares.

The Distribution Plan was initially approved on October 29, 1996, by the Board of Trustees of the Ultra Series Fund, including all disinterested Trustees. The Plan takes effect May 1, 1997, and continues in effect from year to year only so long as such continuance is approved at least annually by the Trustees, including a majority of the Trustees who are not interested, as defined by the Act, and who have no direct or indirect financial interest in the operation of the Plan or agreements related to it.

Any amendment which would materially increase the amount which the Ultra Series Fund may expend under the Plan requires approval by holders of a majority of the outstanding shares of the Ultra Series Fund. Any agreement related to the Plan may be terminated at any time, upon sixty (60) days written notice to the other party, by a vote of a majority of the disinterested Trustees, or by vote of a majority of the Trust's outstanding voting securities. In the event of an assignment, the Plan terminates automatically. As long as the Plan is in effect, the selection and nomination of the disinterested Trustees of the Ultra Series Fund are committed to the discretion of the disinterested Trustees.

                                    CUSTODIAN


Chase Manhattan Corporation (the surviving company of a merger of U.S. Trust Company of New York into Chase Manhattan Corporation in 1995) is the current custodian for the securities and cash of the Ultra Series Fund. The Ultra Series Fund is in the process of transferring the custodianship to State Street Bank and Trust Company and the transfer is expected to be completed within the first half of fiscal year 1997. The custodian holds for the Ultra Series Fund all securities and cash owned by the Ultra Series Fund, and receives for the Ultra Series Fund all payments of income, payments of principal or capital distributions with respect to securities owned by the Ultra Series Fund. Also, the custodian receives payment for the shares issued by the Ultra Series Fund. The custodian releases and delivers securities and cash upon proper instructions from the Ultra Series Fund. Pursuant to and in furtherance of a Custody Agreement with the custodian, the Ultra Series Fund uses automated instructions and a cash data entry system to transfer monies to and from the Ultra Series Fund's account at the custodian.



                              INDEPENDENT AUDITORS

The financial statements have been included herein and elsewhere in the Registration Statement in reliance upon the reports of KPMG Peat Marwick, LLP, Des Moines, Iowa, independent auditors, and upon the authority of said firm as experts in accounting and auditing.

                                    BROKERAGE

It is the policy of the Ultra Series Fund, in effecting transactions in portfolio securities, to seek best execution of orders at the most favorable prices. The determination of what may constitute best execution and price in the execution of a securities transaction by a broker involves a number of considerations, including without limitation, the overall direct net economic result (involving both price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, the availability of the broker to stand ready to execute potentially difficult transactions in the future and the financial strength and stability of the broker. Such considerations are judgmental and are weighed by management in determining the overall reasonableness of brokerage commissions paid.

Subject to the foregoing, a factor in the selection of brokers is the receipt of research services, analyses and reports concerning issuers, industries, securities, economic factors and trends and other statistical and factual information. Any such research and other statistical and factual information provided by brokers to the Ultra Series Fund or the Investment Adviser is considered to be in addition to and not in lieu of services required to be performed by the Investment Adviser under its contract with the Ultra Series Fund. Research obtained on behalf of the Ultra Series Fund may be used by the Investment Adviser in connection with other clients of the Investment Adviser. Conversely, research received from placement of brokerage for other accounts may be used by the Investment Adviser in managing investments of the Ultra Series Fund. Therefore, the correlation of the cost of research to individual clients of the Adviser, including the Ultra Series Fund, is indeterminable and cannot practically be allocated among the Ultra Series Fund and the Investment Adviser's other clients. Consistent with the above, the Ultra Series Fund may effect principal transactions with a broker-dealer that furnishes brokerage and/or research services, or designate any such broker-dealer to receive selling commissions, discounts or other allowances, or otherwise deal with any broker-dealer, in connection with the acquisition of securities in underwritings. Accordingly, the net prices or commission rates charged by any such broker-dealer may be greater than the amount another firm might charge if the management of the Ultra Series Fund determines in good faith that the amount of such net prices and commissions is reasonable in relation to the value of the services and research information provided by such broker-dealer to the Ultra Series Fund. For the year ended December 31, 1994, Capital Appreciation Fund paid $22,779, Growth and Income Stock Fund paid $85,572 and Balanced Fund paid $61,279 in brokerage fees. There were no brokerage fees paid by Bond, Money Market, or Treasury 2000 Funds in 1994. For the year ended December 31, 1995, Capital Appreciation Stock Fund paid $76,931, Growth and Income Stock Fund paid $169,671, and Balanced Fund paid $100,693 in brokerage fees. There were no brokerage fees paid by Bond, Money Market, or Treasury 2000 Funds in 1995. For the year ended December 31, 1996, Capital Appreciation Stock Fund paid $171,251, Growth and Income Fund paid $336,331 and Balanced Fund paid $150,550 in brokerage fees. There were no brokerage fees paid by Bond, Money Market, or Treasury 2000 Funds in 1996.

The Ultra Series Fund expects that purchases and sales of money market instruments usually will be principal transactions. Money market instruments are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There usually will be no brokerage commissions paid for such purchases. Purchases from underwriters will include the underwriting commission or concession and purchases from dealers serving as market makers will include the spread between the bid and asked price. Where transactions are made in the over-the-counter market, the Ultra Series Fund will deal with the primary market makers unless equal or more favorable prices are otherwise obtainable.

Where advantageous, the Ultra Series Fund may participate with other clients of the Investment Adviser in "bunching of trades" wherein one purchase or sale transaction representing several different client accounts is placed with a broker. The Investment Adviser has established various policies and procedures that assure equitable treatment of all accounts.

The policy with respect to brokerage is and will be reviewed by the Trustees from time to time. Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the foregoing practices may be changed, modified or eliminated.

                           HOW SECURITIES ARE OFFERED

Distributor

As described in the Prospectus, the Ultra Series Fund does not deal directly with the public. Shares of the Ultra Series Fund are currently issued and redeemed through the distributor, pursuant to a Distribution Agreement between the Ultra Series Fund and the distributor. The principal place of business of CUNA Brokerage Services, Inc. is 5910 Mineral Point Road, Madison, Wisconsin 53705. The distributor is owned by CUNA Mutual Investment Corporation which in turn is owned by CUNA Mutual Insurance Society. The Company and CUNA Mutual Insurance Society entered into an agreement of permanent affiliation on July 1, 1990. Shares of the Ultra Series Fund are purchased and redeemed at Net Asset Value. The Distribution Agreement provides that the distributor will use its best efforts to render services to the Ultra Series Fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, it will not be liable to the Ultra Series Fund or any shareholder for any error of judgment or mistake of law or any act or omission or for any losses sustained by the Ultra Series Fund or its shareholders.

Transfer Agent

The Company, an affiliated person, acts as transfer agent and dividend disbursing agent for the Ultra Series Fund.

                            NET ASSET VALUE OF SHARES

Net Asset Value per share is calculated each Valuation Day. Net Asset Value is determined by dividing each Fund's total net assets by the number of shares outstanding at the time of calculation. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Shares will be sold and redeemed at the Net Asset Value next determined after receipt of the purchase order or request for redemption.

The Net Asset Value of a share issued by the Capital Appreciation Stock, Growth and Income Stock, Balanced, and Bond Funds was initially set at $10.00 per share. The Net Asset Value of a share issued by the Money Market Fund was initially set at $1.00 per share. (See Money Market Fund below.) The Net Asset Value of a share of the Treasury 2000 Fund was initially set at $3.62 per share.

Money Market Fund

The Trustees have determined that the best method currently available for determining the Net Asset Value is the amortized cost method. The Trustees will utilize this method pursuant to Rule 2a-7 of the Act. The use of this valuation method will be continuously reviewed and the Trustees will make such changes as may be necessary to assure that assets are valued fairly as determined by the Trustees in good faith. Rule 2a-7 obligates the Trustees, as part of their responsibility within the overall duty of care owed to the shareholders, to establish procedures reasonably designed, taking into account current market conditions and the investment objectives, to stabilize the Net Asset Value per share as computed for the purpose of distribution and redemption at $1.00 per share. The Trustees' procedures include periodically monitoring, as they deem appropriate and at such intervals as are reasonable in light of current market conditions, the relationship between the amortized cost value per share and the Net Asset Value per share based upon available market quotations. The Trustees will consider what steps should be taken, if any, in the event of a difference of more than 1/2 of one percent (1%) between the two. The Trustees will take such steps as they consider appropriate, (e.g., redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results which might arise from differences between the two. The Rule requires that the Fund limit its investments to instruments which the Trustees determine will present minimal credit risks and which are of high quality as determined by a major rating agency, or, in the case of any instrument that is not so rated, of comparable quality as determined by the Trustees. It also calls for the Fund to maintain a dollar weighted average portfolio maturity (not more than 90 days) appropriate to its objective of maintaining a stable Net Asset Value of $1.00 per share and precludes the purchase of any instrument with a remaining maturity of more than 397 days. Should the disposition of a portfolio security result in a dollar weighted average portfolio maturity of more than 90 days, the Fund will invest its available cash in such manner as to reduce such maturity to 90 days or less as soon as reasonably practicable.

It is the normal practice of the Fund to hold portfolio securities to maturity. Therefore, unless a sale or other disposition of a security is mandated by redemption requirements or other extraordinary circumstances, the Fund will realize the par value of the security. Under the amortized cost method of valuation traditionally employed by institutions for valuation of money market instruments, neither the amount of daily income nor the Net Asset Value is affected by any unrealized appreciation or depreciation. In periods of declining interest rates, the indicated daily yield on shares the Fund has computed by dividing the annualized daily income by the Net Asset Value will tend to be higher than if the valuation were based upon market prices and estimates. In periods of rising interest rates, the indicated daily yield on shares the Fund has computed by dividing the annualized daily income by the Net Asset Value will tend to be lower than if the valuation were based upon market prices and estimates.

Capital Appreciation Stock, Growth and Income Stock, Balanced, Bond, and Treasury 2000 Funds

Common stocks that are traded on an established exchange or over-the-counter are valued on the basis of market price as of the end of the Valuation Period, provided that a market quotation is readily available. Otherwise, they are valued at fair value as determined in good faith by or at the direction of the Trustees.

Stripped Treasury Securities, long-term straight debt obligations, and non-convertible preferred stocks are valued using readily available market quotations, if available. When exchange quotations are used, the latest quoted sale price is used. If an over-the-counter quotation is used, the last bid price will normally be used. If readily available market quotations are not available, these securities are valued at market value as determined in good faith by or at the direction of the Trustees. Readily available market quotations will not be deemed available if an exchange quotation exists for a debt security, preferred stock, or security convertible into common stock, but it does not reflect the true value of the Fund's holdings because sales have occurred infrequently, the market for the security is thin, or the size of the reported trade is considered not comparable to the Fund's institutional size holdings. When readily available market quotations are not available, the Fund will use an independent pricing service which provides valuations for normal institutional size trading units of such securities. Such a service may utilize a matrix system which takes into account appropriate factors such as institutional size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data in determining valuations. These valuations are reviewed by the Investment Adviser. If the Investment Adviser believes that evaluation still does not represent a fair value, it will present for approval of the Trustees such other valuation as the Investment Adviser considers to represent a fair value. The specific pricing service or services to be used will be presented for approval of the Trustees.

Short-term instruments having maturities of sixty (60) days or less will be valued at amortized cost. Short-term instruments having maturities of more than sixty (60) days will be valued at market values or values based on current interest rates.

Options, stock index futures, interest rate futures, and related options which are traded on U.S. exchanges or boards of trade are valued at the closing price as of the close of the New York Stock Exchange.

The Investment Adviser, at the direction of the Trustees, values the following at prices it deems in good faith to be fair:

1.       Securities  (including   restricted   securities)  for  which  complete
         quotations are not readily available, and

2. Listed securities if, in the opinion of the Investment Adviser, the last sale price does not reflect the current market value or if no sale occurred, and

3.       Other assets.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

The Ultra Series Fund has qualified and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Each Fund will be treated as a separate entity for federal income tax purposes, and, therefore, the investments and results of each Fund is determined separately for purposes of determining whether the Fund qualifies as a "regulated investment company" and for purposes of determining the Fund's net ordinary income (or loss) and net realized capital gains (or losses). To qualify for treatment as a "regulated investment company," a Fund must, among other things, meet the diversification requirements of Subchapter M of the Code, derive in each taxable year at least ninety percent (90%) of its gross income from dividends, interest and gains from the sale or other disposition of securities and derive less than thirty percent (30%) of its gross income in each taxable year from the gains (without deduction for losses) from the sale or other disposition of securities held for less than three months. It is the intention of the Ultra Series Fund to meet these requirements with respect to each Fund in order to qualify as a regulated investment company.

In order for a Fund to be treated as a conduit and avoid the imposition of any Fund-level income or excise tax, the Fund must distribute at least ninety percent (90%) of its net investment income. Net investment income of each Fund, other than the Money Market Fund, will consist of all payments of dividends or interest received by such Fund less the estimated expenses of such Fund (including fees payable to the Investment Adviser). Net investment income of the Money Market Fund (from the last determination thereof) consists of interest accrued and/or discount earned less the estimated expenses of that Fund applicable to that dividend period. Net investment income of the Treasury 2000 Fund includes accrued original issue discount.

It is the intention of the Ultra Series Fund to distribute substantially all of the net investment income, if any, of each Fund thereby avoiding the imposition of any Fund-level income or excise tax as follows:

         (i) Dividends on the Money Market Fund will be declared daily and reinvested monthly in additional full and fractional shares of the Money Market Fund.

         (ii) Dividends of ordinary income from the Capital Appreciation Stock, Growth and Income Stock, Balanced, and Bond Funds will be declared and reinvested quarterly in additional full and fractional shares of the respective Fund.

         (iii) All net realized short-term and long-term capital gains of the Ultra Series Fund, if any, will be declared and distributed at least annually, but in any event, no more frequently than allowed under SEC rules, to the shareholders of each Fund to which such gains are attributable.

         (iv) Dividends on the Treasury 2000 Fund cannot be paid to its shareholders (the Separate Accounts) during the taxable year since no cash will be available for distribution until the securities are sold or mature. The Fund is treated as if it paid a dividend of a certain amount without actually paying the dividend if the shareholder consents to the treatment ("consent dividend"). The Separate Accounts will file a consent on Form 972 each year to include in gross income, as a taxable dividend for that year, an amount computed to be sufficient to enable the Fund to meet the distribution requirements necessary for the Fund to be treated as a conduit and taxed as a regulated investment company.

         Because there will be no periodic payment of interest on the Stripped Treasury Securities held by the Treasury 2000 Fund, shareholders (i.e., the separate accounts or qualified plans) will be requested periodically to sign consents to have a certain portion of the accrued amount of discount treated as dividends. Currently the separate accounts are the only shareholders of the Treasury 2000 Fund; it is anticipated that any taxable income will be offset by a corresponding deduction for an increase in reserves.

Options and Futures Transactions

The tax consequences of options transactions entered into by a Fund will vary depending on the nature of the underlying security, whether the option is written or purchased and finally, whether the "straddle" rules, discussed separately below, apply to the transaction. When a Fund writes a call or a put option on an equity or convertible debt security, the treatment for federal income tax purposes of the premium that it receives will, subject to the straddle rules, depend on whether the option is exercised. If the option expires unexercised, or if the Fund enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of the closing purchase transaction exceeds the amount of the premium) without regard to any unrealized gain or loss on the underlying security. Any such gain or loss will be short-term capital gain or loss, except that any loss on a "qualified" covered call stock option that is not treated as part of a straddle may be treated as long-term capital loss. If a call option written by a Fund is exercised, the Fund will recognize a capital gain or loss from the sale of the underlying security, and will treat the premium as additional sales proceeds. Whether the gain or loss will be long-term or short-term will depend on the holding period of the underlying security. If a put option written by a Fund is exercised, the amount of the premium will reduce the tax basis of the security that the Fund then purchases.

If a put or call option that a Fund has purchased on an equity or convertible debt security expires unexercised, the Fund will realize a capital loss equal to the cost of the option. If the Fund enters into a closing sale transaction with respect to the option, it will realize a capital gain or loss (depending on whether the proceeds from the closing transaction are greater or less than the cost of the option). The gain or loss will be short-term or long-term depending on the Fund's holding period in the option. If the Fund exercises such a put option, it will realize a short-term gain or loss (long-term if the Fund holds the underlying security for more than one year before it purchases the put) from the sale of the underlying security measured by the sales proceeds decreased by the premium paid. If the Fund exercises such a call option, the premium paid for the option will be added to the tax basis of the security purchased.

One or more Funds may invest in Section 1256 contracts. Section 1256 contracts generally include options on nonconvertible debt securities (including securities of U.S. Government agencies or instrumentalities), options on stock indexes, futures contracts, options on futures contracts and certain foreign currency contracts. Options on foreign currency, futures contracts on foreign currency, and options on foreign currency futures will qualify as Section 1256 contracts if the options or futures are traded on or subject to the rules of a qualified board or exchange. In general, gain or loss on Section 1256 contracts will be treated as 60% long-term and 40% short-term capital gain or loss ("60/40"), regardless of the period of time particular positions are actually held by a Fund. In addition, any Section 1256 contracts held at the end of each taxable year (and on October 31 of each year for purposes of determining the amount of capital gain net income that a Fund must distribute to avoid liability for the 4% excise tax) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as 60/40 gain or loss. This deemed realization does not cause a disposition for purposes of the "short-short" rule.

Straddles

Hedging transactions undertaken by a Fund may result in "straddles" for federal income tax purposes. Straddles are defined to include "offsetting positions" in actively-traded personal property. Under current law, it is not clear under what circumstances one investment made by a Fund, such as an option or futures contract, would be treated as "offsetting" another investment also held by the Fund, such as the underlying security (or vice versa) and, therefore, whether the Fund would be treated as having entered into a straddle. In general, investment positions may be "offsetting" if there is a substantial diminution in the risk of loss from holding one position by reason of holding one or more other positions (although certain "qualified" covered call stock options written by a Fund may be treated as not creating a straddle).

To the extent that the straddle rules apply to positions established by a Fund, losses realized by the Fund may be either deferred or recharacterized as long-term losses, and long-term gains realized by the Fund may be converted to short-term gains.

Each Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character, and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a Fund that did not engage in such hedging transactions.

                     CALCULATION OF YIELDS AND TOTAL RETURNS

From time to time, the Ultra Series Fund may disclose yields, total returns, and other performance data. Such performance data will be computed, or accompanied by performance data computed in accordance with the standards defined by the SEC. The Ultra Series Fund will not disclose performance of the Ultra Series Fund in separate account sales literature or advertising without also showing performance at the separate account level.

Money Market Fund Yields

From time to time, sales literature may quote the current annualized yield of the Money Market Fund for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on portfolio securities.

This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) at the end of the seven-day period in the value of a hypothetical account having a balance of 1 share at the beginning of the period, dividing such net change in account value by the value of the hypothetical account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in value reflects net income from the Fund attributable to the hypothetical account. Current yield is calculated according to the following formula:

         Current Yield   =   ((NCS - ES)/UV) X (365/7)

         Where:

         NCS      =        the net  change in the  value of the  Money  Market
                           Fund (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation) for the seven-day period attributable to a hypothetical account having a balance of 1 share.

         ES       =        per share expenses attributable to the hypothetical
                           account for the seven-day period.

         UV       =        the share value for the first day of the seven-day
                           period.

         Effective yield   =   (1 + ((NCS-ES)/UV)) 365/7 -  1

         Where:

         NCS      =        the net  change in the  value of the  Money  Market
                           Fund (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation) for the seven-day period attributable to a hypothetical account having a balance of 1 share.

         ES       =        per share expenses attributable to the hypothetical
                           account for the seven-day period.

         UV       =        the share value for the first day of the seven-day
                           period.

The current and effective yields on amounts held in the Money Market Fund normally fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market Fund's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity, the types and quality of portfolio securities held and operating expenses. Yields on amounts held in the Money Market Fund may also be presented for periods other than a seven-day period.

Other Fund Yields

From time to time, sales literature may quote the current annualized yield of one or more of the Funds (except the Money Market Fund) for 30-day or one-month periods. The annualized yield of a Fund refers to income generated by the Fund during a 30-day or one-month period and is assumed to be generated each period over a 12-month period.

The yield is computed by: 1) dividing the net investment income of the Fund for the period; by 2) the maximum offering price per share on the last day of the period times the daily average number of shares outstanding for the period; by
3) compounding that yield for a six-month period; and by 4) multiplying that result by 2. The 30-day or one-month yield is calculated according to the following formula:

         Yield    =        2 X (((NI - ES)/(U X UV)) + 1)6 - 1)

         Where:

         NI       =        net  income of the Fund for the  30-day or  one-month
                           period attributable to the Fund's shares.

         ES       =        expenses of the Fund for the 30-day or one-month
                           period.

         U        =        the average number of shares outstanding.

         UV       =        the share  value at the close  (highest)  of the last
                           day in the 30-day or one-month period.

The yield normally fluctuates over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A Fund's actual yield is affected by the types and quality of portfolio securities held and operating expenses.

Average Annual Total Returns

From time to time, sales literature may also quote average annual total returns for one or more of the Funds for various periods of time.

When a Fund has been in operation for 1, 5, and 10 years, respectively, the average annual total return for these periods will be provided. Average annual total returns for other periods of time may, from time to time, also be disclosed.

Standard average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month or calendar quarter-end practicable, considering the type of the communication and the media through which it is communicated.

The total return is calculated according to the following formula:

         TR       =        ((ERV/P)1/N) - 1

         Where:

         TR       =        the average annual total return net of any Fund
                           recurring charges.

         ERV      =        the ending redeemable value of the hypothetical
                           account at the end of the period.

         P        =        a hypothetical initial payment of $1,000.

         N        =        the number of years in the period.

Such average annual total return information for the Funds is as follows:

                         For the               For the               For the
                         1-year                5-year                10-year
                         period                period                period
                         ended                 ended                 ended
Fund                     12/31/96              12/31/96              12/31/96

Capital Appreciation       21.44%               N/A                  18.74%*
Growth and Income          22.02%              14.84%                13.72%
Balanced                   10.79%               9.74%                10.46%
Bond                        2.86%               6.11%                 7.51%
Treasury 2000               2.10%               7.42%                10.78%

  * Capital Appreciation Fund returns are from inception, January 3, 1994.

Other Total Returns

From time to time, sales literature may also disclose cumulative total returns in conjunction with the standard formats described above. The cumulative total returns will be calculated using the following formula:

         CTR      =        (ERV/P) - 1

         Where:

         CTR      =        The cumulative total return net of any Fund recurring
                           charges for the period.

         ERV      =        The ending redeemable value of the hypothetical
                           investment at the end of the period.

         P        =        A hypothetical single payment of $1,000.

        DESCRIPTION OF BOND RATINGS (AS PUBLISHED BY THE RATING SERVICES)

Moody's Investors Service, Inc.

Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics, and in fact, have speculative characteristics as well.

Ba--Bonds which are rated Ba and below are judged to have speculative elements; their future cannot be considered as well secured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa--Bonds which are rated Caa are a poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of this generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor's Corporation

AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

BB--B--CCC--CC--Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Note: Standard & Poor's applies the modifiers of (+) or (-) in each generic rating classification from "AA" through "B" in its corporate bond rating system. The plus sign indicates that the security ranks in the higher end of this generic rating category; the lack of a modifier indicates a mid-range ranking; and the minus sign indicates that the issue ranks in the lower end of its generic rating category.

                     DESCRIPTION OF COMMERCIAL PAPER RATINGS
                      (AS PUBLISHED BY THE RATING SERVICES)

Moody's Investors Service, Inc.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

                Prime-1                 Highest Quality
                Prime-2                 Higher Quality
                Prime-3                 High Quality

If an issuer represents to Moody's that its commercial paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment.

Standard & Poor's Corporation

A brief description of the applicable Standard & Poor's rating symbols for investment grade commercial paper and their meanings follows:

A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety.

         A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

         A-2. Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated "A-1."

         A-3. Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                              FINANCIAL STATEMENTS

Data from the most recent annual report begins on the next page.

                                                         ULTRA SERIES FUND
                                                Statement of Assets and Liabilities
                                                         December 31, 1996

                                            Capital      Growth and                                       Money        Treasury
                                         Appreciation   Income Stock     Balanced          Bond          Market          2000
Assets:                                   Stock Fund        Fund           Fund            Fund           Fund           Fund
                                          ----------        ----           ----            ----           ----           ----
Investments in securities, at value,
   (note 2)-see accompanying schedule
   (cost $86,149,857)                  $99,257,406    $        --    $         --   $         --   $         --     $        --
   (cost $195,704,851)                          --    234,433,573              --             --             --              --
   (cost $177,868,978)                          --             --     193,469,283             --             --              --
   (cost $26,049,732)                           --             --              --     26,144,779             --              --
   (cost $21,019,331)                           --             --              --             --     21,019,331              --
   (cost $1,388,086)                            --             --              --             --             --       1,585,290
  Receivable for securities sold           556,544        453,046         267,730             --             --              --
  Accrued interest receivable               18,614          9,180       1,378,366        441,478          5,668              --
  Accrued dividends receivable             128,297        447,009         153,501             --             --              --
                                       -----------    -----------     -----------     ----------     ----------      ----------
    Total assets                        99,960,861    235,342,808     195,268,880     26,586,257     21,024,999       1,585,290
                                       -----------    -----------     -----------     ----------     ----------      ----------

Liabilities:
  Payable for securities purchased       1,234,318      2,376,550         437,598             --             --              --
  Dividends payable                             --             --              --             --          2,750              --
  Accrued expenses                          52,710        125,485         106,408         14,334         11,262             549
                                       -----------    -----------     -----------     ----------     ----------      ----------
    Total liabilities                    1,287,028      2,502,035         544,006         14,334         14,012             549
                                       -----------    -----------     -----------     ----------     ----------      ----------
Net assets applicable to outstanding
capital stock                          $98,673,833   $232,840,773    $194,724,874    $26,571,923    $21,010,987      $1,584,741
                                       ===========    ===========     ===========     ==========     ==========      ==========
Represented by:
 Capital stock, par value $.01             $67,593       $109,196        $127,374        $25,731       $210,110          $1,834
 Additional paid-in capital             85,416,504    193,792,032     178,833,180     26,433,111     20,800,877       1,385,703
 Undistributed net investment income        14,253         69,558          94,881         18,034             --              --
 Undistributed net realized gain(loss)
  on investments                            67,934        141,265          69,134             --             --              --
 Unrealized appreciation (depreciation)
   on investments                       13,107,549     38,728,722      15,600,305         95,047             --         197,204
                                       -----------    -----------     -----------     ----------     ----------      ----------

Total net assets - representing
net assets applicable to outstanding
capital stock                          $98,673,833   $232,840,773    $194,724,874    $26,571,923    $21,010,987      $1,584,741
                                       ===========    ===========     ===========     ==========     ==========      ==========
Number of shares issued and
 outstanding (note 5)                    6,759,264     10,919,647      12,737,422      2,573,070     21,010,987         183,351
                                       ===========    ===========     ===========     ==========     ==========      ==========
Net asset value per share of
outstanding capital stock(note 2)           $14.60         $21.32          $15.29         $10.33          $1.00           $8.64
                                       ===========    ===========     ===========     ==========     ==========      ==========

See accompanying notes to financial statements.

                                        CAPITAL APPRECIATION STOCK FUND OF ULTRA SERIES FUND
                                                     Investments in Securities
                                                         December 31, 1996

CAPITAL APPRECIATION STOCK                   % Net        Quality      Annualized       Maturity             Par
FUND INVESTMENTS:                           Assets        Rating*         Yield           Date             Amount            Value
                                            ------        -------         -----           ----             ------            -----
Short-Term Investments:
Commercial Paper/Savings:                    4.7%
   Coca-Cola Co.                                         A-1+/P-1         5.69%        Jan 09, 1997     $1,000,000        $998,756
   Merrill Lynch Capital Markets                         A-1+/P-1         5.72%        Jan 21, 1997      1,500,000       1,495,316
   Chase Manhattan - Cash Account                                         4.65%                          2,140,155       2,140,155
                                                                                                                         ---------
     TOTAL SHORT-TERM INVESTMENTS                                                                                       $4,634,227
                                                                                                                         ---------
                                             % Net
Long-Term Investments:                      Assets                                                         Shares            Value
Common Stocks:                               95.9%

Forest Products/Paper:                       2.1%
   Champion International Corp.                                                                             22,150        $957,987
   Georgia Pacific Corp.                                                                                     4,800         345,600
   Potlatch Corporation                                                                                      9,700         417,100
   Union Camp Corp.                                                                                          7,500         358,125
                                                                                                                          --------
     Forest Products/Paper total                                                                                         2,078,812
                                                                                                                          --------

Insurance:                                   4.5%
   Aetna, Inc.                                                                                              35,800       2,864,000
   Allstate Corporation                                                                                     26,402       1,528,015
                                                                                                                          --------
     Insurance total                                                                                                     4,392,015
                                                                                                                          --------

Banks:                                       1.3%
   Bankers Trust New York Corp.                                                                             14,400       1,242,000
                                                                                                                          --------

Investment Banking/Brokerage:                9.0%
   A. G. Edwards, Inc.                                                                                      47,700       1,603,912
   Dean Witter Discover & Company                                                                           11,200         742,000
   Everest Reinsurance Holdings, Inc.                                                                       42,900       1,233,375
   Mutual Risk Management Ltd.                                                                              78,833       2,916,820
   Salomon Inc.                                                                                             51,100       2,408,088
                                                                                                                          --------
     Investment Banking/Brokerage total                                                                                  8,904,195
                                                                                                                         --------
Drugs/Health Care:                           9.7%
   Bristol-Myers Squibb Co.                                                                                 16,700       1,816,125
   Centocor Inc.***                                                                                         42,300       1,512,225
   Glaxo Wellcome PLC - ADR                                                                                 92,900       2,949,575
   Healthsource, Inc.***                                                                                    46,000         603,750
   MedPartners, Inc.***                                                                                     59,252       1,244,292
   Pharmacia & Upjohn, Inc.                                                                                 35,700       1,414,613
                                                                                                                          --------
     Drugs/Health Care total                                                                                             9,540,580
                                                                                                                          --------

Hospital Management/Supplies:                2.2%
   Biomet, Inc.                                                                                             45,800         692,725
   Columbia/HCA Healthcare Corp.                                                                            37,100       1,511,825
                                                                                                                          --------
     Hospital Management/Supplies total                                                                                  2,204,550
                                                                                                                          --------

Retail-Discount:                             2.9%
   Price/Costco, Inc.***                                                                                    72,200       1,814,025
   Wal-Mart Stores, Inc.                                                                                    47,600       1,088,850
                                                                                                                          --------
     Retail-Discount total                                                                                               2,902,875
                                                                                                                          --------

Media:                                       4.3%
   Banta Corporation                                                                                        43,600         997,350
   Cognizant Corp.                                                                                          15,700         518,100
   Dun & Bradstreet Corp.                                                                                   15,700         372,875
   K-III Communications, Inc.***                                                                           222,100       2,387,575
                                                                                                                          --------
     Media total                                                                                                         4,275,900
                                                                                                                          --------

                                        CAPITAL APPRECIATION STOCK FUND OF ULTRA SERIES FUND
                                               Investments in Securities (Continued)
                                                         December 31, 1996

CAPITAL APPRECIATION STOCK                   % Net
FUND INVESTMENTS, CONTINUED:                Assets                                                         Shares            Value
Foods - Products & Service:                  6.5%
   General Mills Inc.                                                                                       21,500      $1,362,563
   Hudson Foods, Inc.                                                                                       39,900         758,100
   Nabisco Holdings Corp. - Class A                                                                         38,200       1,485,025
   Sara Lee Corp.                                                                                           34,100       1,270,225
   Tyson Foods, Inc. - Class A                                                                              44,700       1,530,975
                                                                                                                          --------
     Foods - Products & Service total                                                                                    6,406,888
                                                                                                                          --------

Auto-Related:                                2.4%
   General Motors Corporation                                                                               16,500         919,875
   Jason, Inc.***                                                                                           87,400         568,100
   Strattec Security Corp.***                                                                               50,250         917,063
                                                                                                                          --------
     Auto-Related total                                                                                                  2,405,038
                                                                                                                          --------

Apparel/Textile:                             0.7%
   Nine West Group, Inc.***                                                                                 14,500         672,438
                                                                                                                          --------

Office Equipment/Computers:                  12.9%
   Alphanet Solutions, Inc.***                                                                              36,900         590,400
   Amdahl Corp.***                                                                                         116,200       1,408,925
   EMC Corp.***                                                                                            125,500       4,157,188
   International Business Machines Corp.                                                                    12,050       1,819,550
   Seagate Technology, Inc.***                                                                              25,400       1,003,300
   Wang Laboratories, Inc.***                                                                              182,500       3,695,625
                                                                                                                         ---------
     Office Equipment/Computers total                                                                                   12,674,988
                                                                                                                         ---------

Electronics-Semiconductors:                  1.5%
   Dallas Semiconductor Corporation                                                                         33,000         759,000
   Micron Technology, Inc.***                                                                               23,700         690,262
                                                                                                                          --------
   Electronics-Semiconductors total                                                                                      1,449,262
                                                                                                                          --------

Electronics:                                 1.2%
   Texas Instruments, Inc.                                                                                  18,100       1,153,875
                                                                                                                          --------

Pollution Control:                           2.7%
   WMX Technologies, Inc.                                                                                   81,900       2,671,988
                                                                                                                          --------

Oil/Oil Service:                             6.2%
   Exxon Corp.                                                                                               8,400         823,200
   Occidental Petroleum Corp.                                                                               82,500       1,928,437
   Schlumberger, Ltd.                                                                                        5,800         579,275
   Unocal Corp.                                                                                             22,700         922,188
   USX-Marathon Group                                                                                       78,400       1,871,800
                                                                                                                          --------
     Oil/Oil Service total                                                                                               6,124,900
                                                                                                                          --------
Natural Gas-Diversified:                     1.1%
   Belden & Blake Corp.***                                                                                  43,900       1,119,450
                                                                                                                          --------

Containers:                                  3.3%
   Owens Illinois, Inc.***                                                                                 143,500       3,264,625
                                                                                                                          --------

Chemicals:                                   1.1%
   Dow Chemical Company                                                                                      4,600         360,525
   Lyondell Petrochemcial Company                                                                           32,500         715,000
                                                                                                                          --------
     Chemicals total                                                                                                     1,075,525
                                                                                                                          --------
Transportation:                              1.2%
   Delta Air Lines, Inc.                                                                                     6,400         453,600
   Hunt (JB) Transport Services, Inc.                                                                       29,300         410,200
   Midwest Express Holdings, Inc.***                                                                         9,700         349,200
                                                                                                                          --------
   Transportation total                                                                                                  1,213,000
                                                                                                                          --------

                                         CAPITAL APPRECIATION STOCK FUND OF ULTRA SERIES FUND
                                               Investments in Securities (Continued)
                                                         December 31, 1996

CAPITAL APPRECIATION STOCK                   % Net
FUND INVESTMENTS, CONTINUED:                Assets                                                         Shares            Value
Telecommunications:                          12.4%
   Aerial Communications, Inc.***                                                                           66,000        $536,250
   Airtouch Communications, Inc.***                                                                        146,600       3,701,650
   Cox Communications, Inc.***                                                                              73,100       1,690,438
   Telefonos deMexico SP ADR - Cl L                                                                         82,900       2,735,700
   U.S.  West Media Group***                                                                               192,000       3,552,000
                                                                                                                         ---------
     Telecommunications total                                                                                           12,216,038
                                                                                                                         ---------

Utilities-Telephone:                         2.6%
   Ameritech Corporation                                                                                    18,800       1,139,750
   Bell Atlantic Corporation                                                                                22,150       1,434,212
                                                                                                                          --------
     Utilities-Telephone total                                                                                           2,573,962
                                                                                                                          --------

Utilities-Electric:                          0.7%
   Pacific Gas & Electric Company                                                                           30,900         648,900
                                                                                                                          --------

Diversified Companies:                       1.2%
   Rockwell International Corporation                                                                       18,600       1,132,275
                                                                                                                          --------

Miscellaneous:                               2.3%
   Interim Services, Inc.***                                                                                64,200       2,279,100
                                                                                                                          --------

     TOTAL COMMON STOCKS
     (COST: $81,515,630)                                                                                               $94,623,179
                                                                                                                        ----------

     TOTAL INVESTMENTS, CAPITAL APPRECIATION
     STOCK FUND (COST: $86,149,857)                                                                                    $99,257,406
                                                                                                                        ==========

See accompanying notes to investments in securities.

     *Moody's/Standard & Poors' quality ratings (unaudited). See the current Prospectus and Statement of Additional Information for a complete description of these ratings.

     **At December 31, 1996, the cost of securities for federal income tax purposes was $86,149,857. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

 Gross unrealized appreciation...............$15,471,798
 Gross unrealized depreciation...............(2,364,249)
                                               ---------
 Net unrealized appreciation.................$13,107,549
                                               =========
***This Security is not income producing.

                                         GROWTH AND INCOME STOCK FUND OF ULTRA SERIES FUND
                                               Investments in Securities (Continued)
                                                         December 31, 1996

GROWTH AND INCOME STOCK                      % Net        Quality      Annualized       Maturity             Par
FUND INVESTMENTS:                           Assets        Rating*         Yield           Date             Amount            Value
                                            ------        -------         -----           ----             ------            -----
Short-Term Investments:
Commercial Paper/Savings:                    5.8%
   Associates Corp of North America                       A-1+/P-1        5.32%       Feb 18, 1997      $3,000,000      $2,984,928
   CIT Group Holdings                                     A-1/P-1         5.48%       Mar 11, 1997       1,000,000         989,784
   Ford Motor Credit Company                              A-1/P-1         5.42%       Feb 10, 1997       2,000,000       1,988,244
   General Electric Capital Corporation                   A-1+/P-1        5.43%       Feb 04, 1997       2,900,000       2,888,415
   Interstate Power Co.                                   A-1/P-1         5.45%       Jan 09, 1997         800,000         799,052
   Madison Gas & Electric                                 A-1+/P-1        5.57%       Jan 15, 1997       1,000,000         997,874
   Chase Manhattan - Cash Account                                         4.65%                          2,908,315       2,908,315
                                                                                                                          --------
     TOTAL COMMERCIAL PAPER,
     SAVINGS, AT COST                                                                                                  $13,556,612
                                                                                                                        ----------
                                             % Net
Long-Term Investments:                      Assets                                                         Shares            Value
Common Stocks:                               94.9%
Forest Products/Paper:                       1.6%
   Champion International Corp.                                                                             44,800      $1,937,600
   Georgia Pacific Corp.                                                                                    11,600         835,200
   Louisiana - Pacific Corporation                                                                          43,500         918,938
   Union Camp Corp.                                                                                         18,000         859,500
                                                                                                                          --------
     Forest Products/Paper total                                                                                         4,551,238
                                                                                                                          --------
Insurance:                                   6.9%
   Aetna Inc.                                                                                               98,500       7,880,000
   Allstate Corporation                                                                                    107,219       6,205,300
   Everest Reinsurance Holdings, Inc.                                                                       68,800       1,978,000
                                                                                                                         ---------
     Insurance total                                                                                                    16,063,300
                                                                                                                         ---------
Banks:                                       1.4%
   Bankers Trust New York Corp.                                                                             36,800       3,174,000
                                                                                                                          --------
Investment Banking/Brokerage:                4.2%
   A. G. Edwards, Inc.                                                                                      74,100       2,491,612
   Dean Witter Discover & Company                                                                           38,500       2,550,625
   Salomon Inc.                                                                                             98,500       4,641,813
                                                                                                                          --------
     Investment Banking/Brokerage total                                                                                  9,684,050
                                                                                                                          --------
Drugs/Health Care:                           11.1%
   Bristol-Myers Squibb Co.                                                                                 66,750       7,259,062
   Glaxo Wellcome PLC - ADR                                                                                289,800       9,201,150
   MedPartners, Inc.***                                                                                     78,185       1,641,885
   Pharmacia & Upjohn, Inc.                                                                                115,365       4,571,338
   United Healthcare Corp.                                                                                  70,000       3,150,000
                                                                                                                         ---------
     Drugs/Health Care total                                                                                            25,823,435
                                                                                                                         ---------
Hospital Management/Supplies:                3.5%
   Columbia/HCA Healthcare Corp.                                                                           198,406       8,085,045
                                                                                                                          --------
Retail - Discount:                           3.5%
   Price/Costco, Inc.***                                                                                   113,500       2,851,687
   Wal-Mart Stores, Inc.                                                                                   229,400       5,247,525
                                                                                                                          --------
     Retail - Discount total                                                                                             8,099,212
                                                                                                                          --------
Retail - Drug:                               1.6%
   Revco D. S.,  Inc.***                                                                                    97,700       3,614,900
                                                                                                                          --------
Real Estate:                                 0.8%
   Highwood Properties, Inc.                                                                                57,500       1,940,625
                                                                                                                          --------

                                         GROWTH AND INCOME STOCK FUND OF ULTRA SERIES FUND
                                               Investments in Securities (Continued)
                                                         December 31, 1996

GROWTH AND INCOME STOCK                      % Net
FUND INVESTMENTS, CONTINUED:                Assets                                                         Shares            Value
Media                                        3.7%
   Banta Corporation                                                                                        99,900      $2,285,212
   Cognizant Corp                                                                                           37,900       1,250,700
   Cox Communications, Inc.***                                                                             119,900       2,772,688
   Dun & Bradstreet Corp.                                                                                   92,900       2,206,375
                                                                                                                          --------
     Media total                                                                                                         8,514,975
                                                                                                                          --------

Foods - Products & Service:                  9.7%
   General Mills Inc.                                                                                       83,600       5,298,150
   Nabisco Holdings Corp. - Class A                                                                        150,300       5,842,912
   Sara Lee Corp.                                                                                          153,000       5,699,250
   Tyson Foods Inc.,  - Class A                                                                            168,800       5,781,400
                                                                                                                         ---------
     Foods - Products & Service total                                                                                   22,621,712
                                                                                                                         ---------

Auto-Related:                                2.9%
   Echlin, Inc.                                                                                             99,400       3,143,525
   General Motors Corporation                                                                               64,000       3,568,000
                                                                                                                          --------
     Auto-Related total                                                                                                  6,711,525
                                                                                                                          --------

Office Equipment/Computers:                  9.4%
   Amdahl Corp.***                                                                                         181,900       2,205,537
   EMC Corp.***                                                                                            229,900       7,615,438
   International Business Machines Corp.                                                                    70,950      10,713,450
   Seagate Technology, Inc.***                                                                              35,400       1,398,300
                                                                                                                         ---------
     Office Equipment/Computers total                                                                                   21,932,725
                                                                                                                         ---------

Electronics:                                 2.0%
   Texas Instruments, Inc.                                                                                  74,000       4,717,500
                                                                                                                          --------

Electrical Equipment:                        0.5%
   Grainger, (W.W.) Inc.                                                                                    15,000       1,203,750
                                                                                                                          --------

Pollution Control:                           3.7%
   WMX Technologies, Inc.                                                                                  262,700       8,570,588
                                                                                                                          --------

Oil/Oil Service:                             7.8%
   Amoco Corporation                                                                                        36,850       2,966,425
   Exxon Corp.                                                                                              42,100       4,125,800
   Occidental Petroleum Corp.                                                                              127,600       2,982,650
   Schlumberger, Ltd.                                                                                       10,650       1,063,668
   Texaco Inc.                                                                                              13,700       1,344,312
   Unocal Corp.                                                                                             53,800       2,185,625
   USX-Marathon Group                                                                                      149,600       3,571,700
                                                                                                                         ---------
     Oil/Oil Service total                                                                                              18,240,180
                                                                                                                         ---------

Containers:                                  2.0%
   Owens-Illinois, Inc.***                                                                                 200,300       4,556,825
                                                                                                                          --------

Chemicals:                                   0.8%
   Dow Chemical Company                                                                                     24,000       1,881,000
                                                                                                                          --------

Transportation:                              1.0%
   Delta Air Lines, Inc.                                                                                    24,100       1,708,088
   Hunt (JB) Transport Services, Inc.                                                                       45,800         641,200
                                                                                                                          --------
     Transportation total                                                                                                2,349,288
                                                                                                                          --------

Telecommunications:                          4.7%
   Airtouch Communications, Inc.                                                                           156,800       3,959,200
   U.S. West Media Group***                                                                                372,700       6,894,950
                                                                                                                         ---------
     Telecommunications  total                                                                                          10,854,150
                                                                                                                         ---------

                                         GROWTH AND INCOME STOCK FUND OF ULTRA SERIES FUND
                                               Investments in Securities (Continued)
                                                         December 31, 1996

GROWTH AND INCOME STOCK                      % Net
FUND INVESTMENTS, CONTINUED:                Assets                                                         Shares            Value
Utilities-Telephone:                         6.1%
   Ameritech Corporation                                                                                    76,200      $4,619,625
   Bell Atlantic Corporation                                                                                87,150       5,642,963
   GTE Corp.                                                                                                87,300       3,972,150
                                                                                                                         ---------
     Utilities-Telephone total                                                                                          14,234,738
                                                                                                                         ---------

Utilities-Electric:                          2.7%
   Duke Power Company                                                                                       35,300       1,632,625
   Northern States Power Company                                                                            40,000       1,835,000
   Pacific Gas & Electric Company                                                                          130,100       2,732,100
                                                                                                                          --------
     Utilities-Electric total                                                                                            6,199,725
                                                                                                                          --------

Diversified Companies:                       3.1%
   Alexander & Baldwin, Inc.                                                                                57,800       1,445,000
   Rockwell International Corp.                                                                             95,400       5,807,475
                                                                                                                          --------
     Diversified Companies total                                                                                         7,252,475
                                                                                                                          --------

     TOTAL COMMON STOCKS
     (COST:  $182,148,240)                                                                                            $220,876,961
                                                                                                                       -----------

     TOTAL INVESTMENTS, GROWTH AND
     INCOME STOCK FUND (COST: $195,074,851)**                                                                         $234,433,573
                                                                                                                       ===========

See accompanying notes to investments in securities.

     *Moody's/Standard & Poors' quality ratings (unaudited). See the current Prospectus and Statement of Additional Information for a complete description of these ratings.

     **At  December  31, 1996,  the cost of  securities  for federal  income tax
purposes  was   $195,074,851.   The  aggregate   unrealized   appreciation   and
depreciation of investments in securities based on this cost were:

Gross unrealized appreciation.........................$41,217,593
Gross unrealized depreciation.........................(2,488,871)
                                                       ----------
Net unrealized appreciation...........................$38,728,722
                                                       ==========
***This Security is not income producing.

                                                 BALANCED FUND OF ULTRA SERIES FUND
                                               Investments in Securities (Continued)
                                                         December 31, 1996

                                             % Net        Quality      Annualized       Maturity             Par
BALANCED FUND INVESTMENTS:                  Assets        Rating*         Yield           Date             Amount            Value
                                            ------        -------         -----           ----             ------            -----
Short-Term Investments:
Commercial Paper/Savings:                    7.5%
   CIT Group Holdings                                     A-1/P-1         5.48%       Mar 11, 1997      $4,000,000      $3,946,947
   Ford Motor Credit Corporation                          A-1/P-1         5.42%       Jan 21, 1997       2,000,000       1,994,111
   General Electric Capital Corporation                   A-1+/P-1        5.41%       Jan 07, 1997       2,000,000       1,998,240
   Interstate Power Company                               A-1/P-1         5.45%       Jan 09, 1997       2,000,000       1,997,631
   John Deere Capital                                     A-1/P-1         5.44%       Feb 25, 1997       2,000,000       1,983,897
   Merrill Lynch Capital Markets                          A-1+/P-1        5.48%       Mar 05, 1997       2,000,000       1,981,415
   Chase Manhattan - Cash Account                                         4.65%                            747,560         747,560
                                                                                                                          --------
     TOTAL COMMERCIAL PAPER/SAVINGS                                                                                    $14,649,801
                                                                                                                        ----------
Government Guaranteed - U.S.:                0.5%
   U.S. Treasury Bill                                                     5.29%       Feb 06, 1997       1,000,000         994,910
                                                                                                                          --------
Quasi-Government/Government Sponsored:       2.1%
   Federal Home Loan Bank Discount Notes                                  5.35%       Jan 23, 1997       2,000,000       1,993,632
   Federal Home Loan Bank Discount Notes                                  5.43%       Jan 03, 1997       2,000,000       1,999,417
                                                                                                                          --------
     TOTAL QUASI-GOVERNMENT/
     GOVERNMENT SPONSORED                                                                                                3,993,049
                                                                                                                          --------
     TOTAL SHORT-TERM INVESTMENTS,
     AT COST                                                                                                           $19,637,760
                                                                                                                        ----------
                                             % Net        Quality        Coupon         Maturity             Par
Long-Term Investments:                      Assets        Rating*         Rate            Date             Amount            Value
                                            ------        -------         ----            ----             ------            -----
Government Guaranteed - U.S.:                8.0%
   U.S. Treasury Notes                                    AAA             8.500       Feb 15, 2000        $500,000        $534,063
   U.S. Treasury Notes                                    AAA             7.875       Nov 15, 1999         500,000         524,063
   U.S. Treasury Notes                                    AAA             7.125       Oct 15, 1998       1,000,000       1,020,313
   U.S. Treasury Notes                                    AAA             7.500       Nov 15, 2001       1,000,000       1,053,126
   U.S. Treasury Notes                                    AAA             7.875       Apr 15, 1998       1,000,000       1,023,751
   U.S. Treasury Notes                                    AAA             5.500       Apr 15, 2000         500,000         491,719
   U.S. Treasury Notes                                    AAA             7.125       Sep 30, 1999       1,000,000       1,027,501
   U.S. Treasury Notes                                    AAA             5.875       Feb 15, 2004         850,000         827,954
   U.S. Treasury Notes                                    AAA             5.750       Aug 15, 2003         700,000         679,219
   U.S. Treasury Notes                                    AAA             6.500       May 15, 2005       1,100,000       1,108,251
   U.S. Treasury Notes                                    AAA             6.500       Aug 15, 2005         700,000         705,032
   U.S. Treasury Notes                                    AAA             5.875       Nov 15, 2005       1,350,000       1,302,751
   U.S. Treasury Notes                                    AAA             6.875       May 15, 2006       1,000,000       1,031,251
   U.S. Treasury Notes                                    AAA             6.625       Jul 31, 2001       1,400,000       1,422,751
   U.S. Treasury Notes                                    AAA             6.375       May 15, 1999       2,000,000       2,018,126
   U.S. Treasury Notes                                    AAA             8.500       May 15, 1997         700,000         707,219
                                                                                                                          --------
     TOTAL GOVERNMENT GUARANTEED- U.S.
     (COST: $15,443,355)                                                                                               $15,477,090
                                                                                                                        ----------
Quasi-Government/Government Sponsored:       7.1%
   Federal Home Loan Bank                                 AAA             5.440       Oct 15, 2003         620,000         583,363
   Federal Home Loan Bank                                 AAA             6.440       Jan 28, 2000         250,000         251,939
   FHLMC 1455 HA                                          AAA             7.900       Jun 15, 2021       3,344,000       3,503,445
   FHLMC 1378 H                                           AAA            10.000       Jan 15, 2021       2,250,000       2,534,328
   FNMA Pass Through Certificate                          AAA             8.000       Feb 01, 2002         102,447         105,281
   FNMA Pass Through Certificate                          AAA             8.400       Nov 25, 2019       1,600,000       1,660,696
   FNMA 1996 - M6 G                                       AAA             7.750       Sep 17, 1923       4,000,000       4,122,500
   Private Export Funding                                 AAA             5.500       Mar 15, 2001       1,000,000         970,211
                                                                                                                          --------
     TOTAL QUASI-GOVERNMENT/GOVERNMENT
     SPONSORED (COST: $13,697,208)                                                                                     $13,731,763
                                                                                                                        ----------
Nonconvertible Corporate Bonds:              29.4%

Building Materials:                          0.2%
   Stanley Works                                          A-2/A           7.375       Dec 15, 2002        $250,000        $258,962
                                                                                                                          --------

                                                 BALANCED FUND OF ULTRA SERIES FUND
                                               Investments in Securities (Continued)
                                                         December 31, 1996

BALANCED FUND INVESTMENTS,                   % Net        Quality        Coupon         Maturity             Par
CONTINUED:                                  Assets        Rating*         Rate            Date             Amount            Value
                                            ------        -------         ----            ----             ------            -----
Drug/Health Care:                            1.1%
   Abbott Laboratories, Inc.                              AA-1/AAA        6.800       May 15, 2005        $500,000        $502,033
   American Home Products, Corp.                          A-2/A-          7.700       Feb 15, 2000       1,000,000       1,037,567
   Bergen Brunswig                                        BAA-1/A-        7.250       Jun 01, 2005         500,000         499,986
                                                                                                                          --------
     Drug/Health Care total                                                                                              2,039,586
                                                                                                                          --------

Electronics:                                 0.5%
   Raytheon Co.                                           A-1/A+          6.500       Jul 15, 2005         500,000         485,306
   Texas Instruments, Inc.                                A-3             9.000       Mar 15, 2001         500,000         544,014
                                                                                                                          --------
     Electronics total                                                                                                   1,029,320
                                                                                                                          --------

Forest Products/Paper:                       2.1%
   Champion International Corp.                           BAA-1/BBB       9.875       Jun 01, 2000         250,000         274,874
   Champion International Corp.                           BAA-1/BBB       7.100       Sep 01, 2005       1,550,000       1,547,580
   International Paper                                    A-3/A-          7.875       Aug 01, 2006         500,000         529,075
   Kimberly Clark Corp.                                   AA-2/AA         9.000       Aug 01, 2000         750,000         810,952
   Weyerhaeuser Company                                   A-2/A           8.375       Feb 02, 2007         800,000         883,468
                                                                                                                          --------
     Forest Products/Paper total                                                                                         4,045,949
                                                                                                                          --------

Hospital Supplies:                            0.5
   Baxter International, Inc.                             A-3/A           7.625       Nov 15, 2002         250,000         259,984
   Columbia/HCA Healthcare Corporation                    A-2/A-          6.910       Jun 15, 2005         700,000         700,323
                                                                                                                          --------
     Hospital Supplies total                                                                                               960,307
                                                                                                                          --------

Insurance/Casualty:                          0.3%
   Lincoln National Corp.                                 A-2/A           7.250       May 15, 2005         500,000         501,678
                                                                                                                          --------

Investment Banking/Brokerage:                3.0%
   Dean Witter Discover & Company                         A-2/A           6.250       Mar 15, 2000         200,000         198,847
   Donaldson, Lufkin Jenrette, Inc.                       BAA-1/A-        6.875       Nov 01, 2005         300,000         292,808
   Donaldson, Lufkin Jenrette, Inc.                       BAA-1/A-        5.625       Feb 15, 2016         500,000         479,550
   Merrill Lynch                                          AA-3/AA-        6.250       Jan 15, 2006         650,000         617,070
   Merrill Lynch                                          AA-3/AA-        7.000       Mar 15, 2006       1,000,000         997,580
   Paine Webber Group                                     BAA-1/BBB+      6.750       Feb 01, 2006       1,000,000         956,406
   Salomon Inc.                                           BAA-1/BBB       6.700       Dec 01, 1998         650,000         653,322
   Salomon Inc.                                           BAA-1/BBB       7.125       Aug 01, 1999       1,000,000       1,012,165
   Salomon Inc.                                           BAA-1/BBB       6.875       Dec 15, 2003         600,000         587,030
                                                                                                                          --------
     Investment Banking/Brokerage total                                                                                  5,794,778
                                                                                                                          --------

Finance Co. - Consumer Loan:                 0.8%
   American General Finance                               A-1/A+          7.125       Dec 01, 1999         500,000         510,056
   Household Finance Co.                                  A-2/A           7.125       Sep 01, 2005          500,000         505,046
   Norwest Financial Inc.                                 AA-3/AA-        7.875       Feb 15, 2002         500,000         526,512
                                                                                                                          --------
     Finance Co. - Consumer Loan total                                                                                   1,541,614
                                                                                                                          --------

Mortgage Related Securities:                 0.7%
   Prudential Home Funding                                AAA             6.050       Apr 25, 2024       1,500,000       1,305,720
                                                                                                                          --------

Cosmetics/Personal Care:                     0.1%
   Gillette Co.                                           AA-3/AA-        5.750       Oct 15, 2005         300,000         280,557
                                                                                                                          --------

Leisure Time                                 0.5%
   Walt Disney Company                                    A-2/A           6.750       Mar 30, 2006       1,000,000         992,867
                                                                                                                          --------

Media:                                       0.1%
   McGraw-Hill, Inc.                                      A-1             9.430       Sep 01, 2000         250,000         272,311
                                                                                                                          --------

Publishing-News:                             0.3%
   Knight Ridder, Inc.                                    A-1/AA-         8.500       Sep 01, 2001         500,000         529,373
                                                                                                                          --------

                                                 BALANCED FUND OF ULTRA SERIES FUND
                                               Investments in Securities (Continued)
                                                         December 31, 1996

BALANCED FUND INVESTMENTS,                   % Net        Quality        Coupon         Maturity             Par
CONTINUED:                                  Assets        Rating*         Rate            Date             Amount            Value
                                            ------        -------         ----            ----             ------            -----
Retail-Department:                           1.1%
   Dayton Hudson Corp.                                    BAA-1/BBB+      9.750       Nov 01, 1998        $500,000       $ 528,868
   Dayton Hudson Corp.                                    BAA-1/BBB+      7.500       Jul 15, 2006       1,000,000       1,022,370
   J. C. Penney Co.                                       A-1/A+          6.875       Jun 15, 1999         500,000         505,420
                                                                                                                          --------
     Retail-Department total                                                                                             2,056,658
                                                                                                                          --------

Foods-Products & Services:                   0.5%
   Archer Daniels Midland                                 AA-2/AA-        6.250       May 15, 2003         500,000         487,752
   Sysco Corporation                                      A-1/AA-         6.500       Jun 15, 2005         585,000         572,034
                                                                                                                          --------
     Foods-Products & Services total                                                                                     1,059,786
                                                                                                                          --------

Beverage/Confect/Tobacco:                    0.4%
   Coca-Cola Co.                                          AA-3/AA         6.000       Jul 15, 2003         500,000         485,840
   Pepsico Inc.                                           A-1/A           6.125       Jan 15, 1998         250,000         251,062
                                                                                                                          --------
     Beverage/Confect/Tobacco total                                                                                        736,902
                                                                                                                          --------

Auto-Related:                                2.5%
   Borg-Warner Automotive                                 BAA-2/BBB+      7.000       Nov 01, 2006       1,150,000       1,140,339
   Ford Motor Company                                     A-1/A+          7.500       Nov 15, 1999         500,000         513,770
   Ford Motor Company                                     A-1/A+          6.125       Jan 09, 2006       1,000,000         937,336
   Ford Motor Company                                     A-1/A+          7.250       Oct 01, 2008       2,000,000       2,021,004
   General Motors Corporation                             A-3/A-          7.000       Jun 15, 2003         300,000         302,693
                                                                                                                          --------
Auto-Related total                                                                                                       4,915,142
                                                                                                                          --------

Hotel & Motel                                0.5%
   Marriott International, Inc.                           BAA-1/A-        7.125       Jun 01, 2007       1,000,000         982,090
                                                                                                                          --------

Electrical Equipment:                        0.3%
   Emerson Electric Co.                                   AA-1/AA+        6.300       Nov 01, 2005         500,000         484,350
                                                                                                                          --------

Electric Household Appliances:               0.1%
   Maytag Corporation                                     BAA-1/BBB+      9.750       May 15, 2002         250,000         282,283
                                                                                                                          --------

Finance-Diversified:                         0.3%
   Dow Capital B.V.                                       A-1/A           7.125       Jan 15, 2003         250,000         254,666
   Dow Capital B.V.                                       A-1/A           7.375       Jul 15, 2002         250,000         257,987
                                                                                                                          --------
     Finance-Diversified total                                                                                             512,653
                                                                                                                          --------

Engineering/Construction Services:           0.5%
   Foster Wheeler Corp.                                   BAA-2/BBB       6.750       Nov 15, 2005       1,000,000         971,071
                                                                                                                          --------

Machinery/Tools:                             0.6%
   Giddings & Lewis                                       BA-1/BBB        7.500       Oct 01, 2005         500,000         496,229
   Ingersoll Rand Company                                 A-2/A           6.480       Jun 01, 2025         700,000         689,728
                                                                                                                          --------
     Machinery/Tools total                                                                                               1,185,957
                                                                                                                          --------

Office Equipment/Computers:                  0.4%
   International Business Machines                        A-1/A           6.375       Jun 15, 2000         500,000         503,125
   Xerox Corporation                                      A-2/A           7.150       Aug 01, 2004         300,000         305,172
                                                                                                                          --------
     Office Equipment/Computers total                                                                                      808,297
                                                                                                                          --------

Telecommunications:                          0.3%
   Cox Communications                                     BAA-2/A-        6.875       Jun 15, 2005         500,000         493,592
                                                                                                                          --------

Oil/Oil Service:                             1.2%
   Enron Corp.                                            BAA-2/BBB+      7.625       Sep 10, 2004         500,000         518,831
   Mobil Corporation                                      AA-2/AA         8.375       Feb 12, 2001         500,000         534,283
   Shell Oil Company                                      AA-1/AAA        6.625       Jul 01, 1999         300,000         302,731
   Shell Canada, Ltd.                                     A-1/AA          8.875       Jan 14, 2001         500,000         543,510
   Union Oil California                                   BAA-2/BBB       7.200       May 15, 2005         500,000         505,833
                                                                                                                          --------
     Oil/Oil Service total                                                                                               2,405,188

                                                                                                                          --------
                                                 BALANCED FUND OF ULTRA SERIES FUND
                                               Investments in Securities (Continued)
                                                         December 31, 1996

BALANCED FUND INVESTMENTS,                   % Net        Quality        Coupon         Maturity             Par
CONTINUED:                                  Assets        Rating*         Rate            Date             Amount            Value
                                            ------        -------         ----            ----             ------            -----
Pollution Control:                           0.8%
   Waste Management                                       A-1/A+          7.700       Oct 01, 2002        $350,000        $367,788
   WMX Technologies                                       A-1/A+          6.700       May 01, 2001       1,250,000       1,251,900
                                                                                                                          --------
     Pollution Control total                                                                                             1,619,688
                                                                                                                          --------

Chemicals:                                   0.6%
   PPG Industries, Inc.                                   A-1/A           6.875       Aug 01, 2005         500,000         502,296
   Union Carbide Corporation                              BBA-2/BBB       6.790       Jun 01, 2025         700,000         698,170
                                                                                                                          --------
     Chemicals total                                                                                                     1,200,466
                                                                                                                          --------

Specialty Chemicals:                         0.3%
   Praxair, Inc.                                          A-3/BBB+        6.850       Jun 15, 2005         500,000         495,477
                                                                                                                          --------

Transportation:                              4.0%
   American Airlines                                      A-3/BBB         8.040       Sep 16, 2011       1,000,000       1,042,830
   Burlington Northern Inc.                               BAA-2/BBB       7.400       May 15, 1999         500,000         511,377
   Delta Air Lines                                        BAA-1/BBB       8.540       Jan 02, 2007       1,542,601       1,636,850
   Federal Express                                        A-3/BBB+        7.890       Sep 28, 2008         500,000         521,680
   Federal Express - Series A-2                           A-3/BBB+        7.850       Jan 30, 2015       1,000,000       1,032,210
   Golden State Petroluem Transport Corp.                 BAA-2/BBB       8.040       Feb 01, 2019       2,000,000       1,987,420
   Union Pacific Co.                                      BAA-2/BBB       6.250       Mar 15, 1999         500,000         499,195
   United Airlines                                        BAA-1/BBB-      9.020       Apr 19, 2012         472,313         510,675
                                                                                                                          --------
     Transportation total                                                                                                7,742,237
                                                                                                                          --------

Aerospace/Defense:                           0.9%
   Lockheed Martin                                        A-3/BBB+        6.850       May 15, 2001       1,250,000       1,262,832
   Rockwell International Corp.                           A-1/AA          7.625       Feb 17, 1998         500,000         508,772
                                                                                                                          --------
     Aerospace/Defense total                                                                                             1,771,604
                                                                                                                          --------

Utilities-Natural Gas Distribution:          0.4%
   Laclede Gas Co.                                        AA-3/AA-        6.250       May 01, 2003         700,000         685,017
                                                                                                                          --------

Utilities-Telephone:                         1.9%
   Alltel Corporation                                     A2/A+           7.250       Apr 01, 2004         500,000         508,852
   Bell South Telecommunications, Inc.                    AAA/AAA         6.500       Feb 01, 2000         250,000         251,875
   Bell South Telecommunications, Inc.                    AAA/AAA         6.500       Jun 15, 2005         350,000         344,658
   Bell Tel of Penn                                       AA-1/AA         6.125       Mar 15, 2003         500,000         487,678
   GTE-California                                         AA-3/AA-        6.250       Jan 15, 1998         250,000         250,922
   GTE Corporation                                        A-3/A-          9.100       Jun 01, 2003         500,000         560,810
   New England Telephone & Telegraph                      AA-2/AA-        4.625       Jul 01, 2005         572,000         489,454
   New York Telephone                                     A-2/A           6.500       Mar 01, 2005         500,000         490,460
   Northwestern Bell Telephone Co.                        AA-3/A+         9.500       May 01, 2000         250,000         272,446
                                                                                                                          --------
     Utilities-Telephone total                                                                                           3,657,155
                                                                                                                          --------

Utilities-Electric:                          1.3%
   Central Power & Light, Inc.                            A-2/A           6.000       Oct 01, 1997        250,000         250,141
   Consolidated Edison of New York, Inc.                  A-1/A+          6.250       Apr 01, 1998         300,000         300,626
   Florida Power Corp.                                    AA-3/AA-        6.000       Jul 01, 2003         400,000         384,169
   Midwest Power Systems                                  A-2/A+          7.125       Feb 01, 2003        250,000         254,112
   Pacific Gas & Electric Co.                             A-2/A           6.250       Aug 01, 2003         300,000         291,620
   Pacificorp                                             A-2/A           6.750       Apr 01, 2005         500,000         493,169
   Wisconsin Public Service, Inc.                         AA-2/AA+        7.300       Oct 01, 2002         500,000         514,272
                                                                                                                          --------
     Utilities-Electric total                                                                                            2,488,109
                                                                                                                          --------

Utilities-Natural Gas Pipeline:              0.1%
   Burlington Resources Inc.                              A-3/A-          9.625       Jun 15, 2000         250,000         273,298
                                                                                                                          --------

Diversified Companies                        0.2%
   Whitman Corporation                                    BAA-2/BBB+      7.500       Feb 01, 2003         300,000         309,122
                                                                                                                          --------

                                                 BALANCED FUND OF ULTRA SERIES FUND
                                               Investments in Securities (Continued)
                                                         December 31, 1996

BALANCED FUND INVESTMENTS,                   % Net        Quality        Coupon         Maturity             Par
CONTINUED:                                  Assets        Rating*         Rate            Date             Amount            Value
                                            ------        -------         ----            ----             ------            -----
Miscellaneous:                               0.1%
   Chrysler Buildings of New York                         A-1/A-          9.125       May 01, 1999        $250,000        $263,111
                                                                                                                          --------

     TOTAL NONCONVERTIBLE CORPORATE
     BONDS (COST: $56,333,928)                                                                                         $56,952,275
                                                                                                                        ----------
                                             % Net
                                            Assets                                                         Shares            Value
Common Stocks:                               45.2%

Forest Products/Paper:                       0.9%
   Champion International Corp.                                                                             18,300        $791,475
   Georgia Pacific Corp.                                                                                     4,700         338,400
   Potlatch Corp                                                                                             7,000         301,000
   Union Camp Corp.                                                                                          7,300         348,575
                                                                                                                          --------
     Forest Products/Paper total                                                                                         1,779,450
                                                                                                                          --------
Insurance:                                   3.2%
   Aetna Inc.                                                                                               38,700       3,096,000
   Allstate Corporation                                                                                     37,457       2,167,824
   Everest Reinsurance Holdings, Inc.                                                                       36,200       1,040,750
                                                                                                                          --------
     Insurance total                                                                                                     6,304,574
                                                                                                                          --------
Banks:                                       0.7%
   Bankers Trust New York Corp.                                                                             14,700       1,267,875
                                                                                                                          --------
Investment Banking/Brokerage:                2.0%
   A. G. Edwards, Inc.                                                                                      35,800       1,203,775
   Dean Witter Discover & Company                                                                           11,200         742,000
   Salomon Inc.                                                                                             40,100       1,889,713
                                                                                                                          --------
     Investment Banking/Brokerage total                                                                                  3,835,488
                                                                                                                          --------
Drugs/Health Care:                           5.5%
   Bristol-Myers Squibb Co.                                                                                 23,400       2,544,750
   Centocor Inc.***                                                                                         24,600         879,450
   Glaxo Wellcome PLC - ADR                                                                                106,000       3,365,500
   Healthsource, Inc.***                                                                                    30,900         405,562
   MedPartners, Inc.***                                                                                     39,404         827,484
   Pharmacia & Upjohn, Inc.                                                                                 43,335       1,717,149
   United Healthcare Corp.                                                                                  20,800         936,000
                                                                                                                         ---------
     Drugs/Health Care total                                                                                            10,675,895
                                                                                                                         ---------
Hospital Management/Supplies:                1.5%
   Biomet, Inc.                                                                                             36,300         549,037
   Columbia/HCA Healthcare Corp.                                                                            56,100       2,286,075
                                                                                                                          --------
     Hospital Management/Supplies total                                                                                  2,835,112
                                                                                                                          --------
Retail-Discount:                             1.3%
   Price/Costco, Inc.***                                                                                    37,700         947,212
   Wal-Mart Stores, Inc.                                                                                    67,700       1,548,638
                                                                                                                          --------
     Retail-Discount total                                                                                               2,495,850
                                                                                                                          --------
Retail-Drug:                                 0.7%
   Revco D.S. Inc***                                                                                        36,400       1,346,800
                                                                                                                          --------

                                                 BALANCED FUND OF ULTRA SERIES FUND
                                               Investments in Securities (Continued)
                                                         December 31, 1996

BALANCED FUND INVESTMENTS,                   % Net
CONTINUED:                                  Assets                                                         Shares            Value
Media:                                       2.2%
   Banta Corporation                                                                                        38,000        $869,250
   Cognizant Corp                                                                                           12,800         422,400
   Cox Communications, Inc.***                                                                              65,900       1,523,938
   Dun & Bradstreet Corp                                                                                    12,800         304,000
   K-III Communications Corp                                                                               113,600       1,221,200
                                                                                                                          --------
     Media total                                                                                                         4,340,788
                                                                                                                          --------

Foods-Food Products:                         3.8%
   General Mills, Inc.                                                                                      30,800       1,951,950
   Nabisco Holdings Corp. - Class A                                                                         54,500       2,118,688
   Sara Lee Corp.                                                                                           34,300       1,277,675
   Tyson Foods, Inc. - Class A                                                                              59,500       2,037,875
                                                                                                                          --------
     Foods-Food Products total                                                                                           7,386,188
                                                                                                                          --------

Auto-Related:                                0.6%
   General Motors Corporation                                                                               21,200       1,181,900
                                                                                                                          --------

Office Equipment/Computers:                  5.5%
   Amdahl Corp.***                                                                                          89,300       1,082,762
   EMC Corp.***                                                                                            103,900       3,441,688
   International Business Machines Corp.                                                                    22,050       3,329,550
   Seagate Technology, Inc.***                                                                              18,800         742,600
   Wang Laboratories, Inc. ***                                                                             104,800       2,122,200
                                                                                                                         ---------
     Office Equipment/Computers total                                                                                   10,718,800
                                                                                                                         ---------

Electronics:                                 0.9%
   Micron Technology Inc.***                                                                                14,200         413,575
   Texas Instruments, Inc.                                                                                  19,700       1,255,875
                                                                                                                          --------
     Electronics total                                                                                                   1,669,450
                                                                                                                          --------

Electrical Equipment:                        0.3%
   Grainger, (W. W.) Inc.                                                                                    7,000         561,750
                                                                                                                          --------

Pollution Control:                           1.6%
   WMX Technologies, Inc.                                                                                   98,050       3,198,880
                                                                                                                          --------

Oil/Oil Service:                             3.7%
   Amoco Corporation                                                                                        10,900         877,450
   Belden & Blake Corp.***                                                                                  32,000         816,000
   Exxon Corp.                                                                                              13,300       1,303,400
   Occidental Petroleum Corp.                                                                               55,600       1,299,650
   Schlumberger, Ltd.                                                                                        5,050         504,369
   Unocal Corp                                                                                              21,300         865,312
   USX-Marathon Group                                                                                       65,600       1,566,200
                                                                                                                          --------
     Oil/Oil Service total                                                                                               7,232,381
                                                                                                                          --------

Containers:                                  1.3%
   Owens-Illinois, Inc.***                                                                                 106,900       2,431,975
                                                                                                                          --------

Chemicals:                                   0.3%
   Dow Chemical Company                                                                                      7,100         556,463
                                                                                                                          --------

Specialty Chemicals:                         0.2%
   Lyondell Petrochemical Company                                                                           18,550         408,100
                                                                                                                          --------

Transportation:                              0.6%
   Delta Air Lines, Inc.                                                                                    10,300         730,013
   Hunt (JB) Transport Services, Inc.                                                                       27,200         380,800
                                                                                                                          --------
     Transportation total                                                                                                1,110,813
                                                                                                                          --------

                                                 BALANCED FUND OF ULTRA SERIES FUND
                                               Investments in Securities (Continued)
                                                         December 31, 1996

BALANCED FUND INVESTMENTS,                   % Net
CONTINUED:                                  Assets                                                         Shares            Value
Telecommunications:                          2.1%
   Telefonos deMexico  SP ADR Cl L                                                                          38,400      $1,267,200
   US West Media Group***                                                                                  153,800       2,845,300
                                                                                                                          --------
     Telecommunications total                                                                                            4,112,500
                                                                                                                          --------

Utilities-Telephone:                         3.8%
   Airtouch Communications, Inc.***                                                                        109,850       2,773,712
   Ameritech Corporation                                                                                    24,700       1,497,438
   Bell Atlantic Corporation                                                                                31,400       2,033,150
   GTE Corp.                                                                                                24,100       1,096,550
                                                                                                                          --------
     Utilities-Telephone total                                                                                           7,400,850
                                                                                                                          --------

Utilities-Electric:                          0.9%
   Northern States Power Company                                                                            18,400         844,100
   Pacific Gas & Electric Company                                                                           39,200         823,200
                                                                                                                          --------
     Utilities-Electric total                                                                                            1,667,300
                                                                                                                          --------

Diversified Companies:                       1.1%
   Alexander & Baldwin, Inc.                                                                                21,700         542,500
   Rockwell International Corporation                                                                       26,700       1,625,363
                                                                                                                          --------
     Diversified Companies total                                                                                         2,167,863
                                                                                                                          --------

Miscellaneous:                               0.5%
   Interim Services, Inc.***                                                                                27,700         983,350
                                                                                                                          --------

     TOTAL COMMON STOCKS,
     (COST: $72,756,728)                                                                                               $87,670,395
                                                                                                                        ----------

     TOTAL INVESTMENTS, BALANCED FUND
     (COST: $177,868,978)                                                                                             $193,469,283
                                                                                                                       ===========

See accompanying notes to investments in securities.

     *Moody's/Standard & Poors' quality ratings (unaudited). See the current Prospectus and Statement of Additional Information for a complete description of these ratings.

     **At  December  31, 1996,  the cost of  securities  for federal  income tax
purposes  was   $177,868,978.   The  aggregate   unrealized   appreciation   and
depreciation of investments in securities based on this cost were:

 Gross unrealized appreciation...........................$17,755,361
 Gross unrealized depreciation...........................(2,155,056)
                                                           ---------
 Net unrealized appreciation.............................$15,600,305
                                                           =========

     ***This Security is not income producing.

                                                   BOND FUND OF ULTRA SERIES FUND
                                               Investments in Securities (Continued)
                                                         December 31, 1996

                                             % Net        Quality      Annualized       Maturity             Par
BOND FUND INVESTMENTS:                      Assets        Rating*         Yield           Date             Amount            Value
                                            ------        -------         -----           ----             ------            -----
Short-Term Investments:
Commercial Paper/Savings:                    1.3%
   Interstate Power Co.                                   A-1/P-1         5.94%       Jan 09, 1997        $200,000        $199,740
   J. C. Penney Funding                                   A-1/P-1         5.92%       Jan 13, 1997         100,000          99,806
   Chase Manhattan - Cash Account                                         6.45%                             47,419          47,418
                                                                                                                          --------
     TOTAL SHORT-TERM INVESTMENTS,
     AT COST                                                                                                              $346,964
                                                                                                                          --------

* For Short-term Investments, Market Value is assumed to equal Book Value.

                                             % Net        Quality        Coupon         Maturity             Par
Government & Agency Bonds:                  Assets        Rating*         Rate            Date             Amount            Value
                                            ------        -------         ----            ----             ------            -----
Government Guaranteed - U.S.:                12.0%
   U.S. Treasury Note                                     AAA             8.500       May 15, 1997        $300,000        $303,095
   U.S. Treasury Note                                     AAA             7.125       Oct 15, 1998         250,000         255,078
   U.S. Treasury Note                                     AAA             7.500       Nov 15, 2001         200,000         210,625
   U.S. Treasury Note                                     AAA             7.125       Sep 30, 1999         250,000         256,875
   U.S. Treasury Note                                     AAA             5.875       Feb 15, 2004         150,000         146,110
   U.S. Treasury Note                                     AAA             5.750       Aug 15, 2003         200,000         194,063
   U.S. Treasury Note                                     AAA             6.500       May 15, 2005         400,000         403,000
   U.S. Treasury Note                                     AAA             6.500       Aug 15, 2005         300,000         302,156
   U.S. Treasury Note                                     AAA             5.875       Nov 15, 2005         100,000          96,500
   U.S. Treasury Note                                     AAA             6.625       Jul 31, 2001       1,000,000       1,016,251
                                                                                                                          --------
     Government Guaranteed - U.S.
     (COST: $3,196,968)                                                                                                 $3,183,753
                                                                                                                         ---------

Quasi-Government/Government Sponsored:       14.4%
   Federal Home Loan Mortgage Corp.                       AAA             6.440       Jan 28, 2000         150,000         151,163
   Federal Home Loan Mortgage Corp.                       AAA             7.900       Jun 15, 2021         836,000         875,861
   Federal Home Loan Mortgage Corp.                       AAA            10.000       Jan 15, 2021         750,000         844,776
   FHLMC Pass Through Certificate                         AAA             8.500       Apr 01, 2001           7,871           8,128
   FHLMC Pass Through Certificate                         AAA             8.500       May 01, 2001          19,359          19,991
   Federal National Mortgage Association                  AAA             8.400       Nov 25, 2019         400,000         415,174
   Federal National Mortgage Association                  AAA             7.750       Sep 17, 2023       1,000,000       1,030,625
   Private Export Funding                                 AAA             5.500       Mar 15, 2001         500,000         485,106
                                                                                                                          --------
     Quasi-Government/Government Sponsored
     (COST: $3,830,953)                                                                                                 $3,830,824
                                                                                                                         ---------

Nonconvertible Corporate Bonds:              70.5%

Forest Products/Paper:                       3.6%
   Champion International Corp.                           BAA-1/BBB       9.875       Jun 01, 2000        $100,000        $109,950
   Champion International Corp.                           BAA-1/BBB       7.100       Sep 01, 2005         750,000         748,829
   Kimberly-Clark Corp.                                   AA-2/AA         9.000       Aug 01, 2000         100,000         108,127
                                                                                                                          --------
     Forest Products/Paper total                                                                                           966,906
                                                                                                                          --------

Financing & Leasing:                         3.7%
   International Lease Finance                            A-1/A+          5.625       Mar 01, 1998       1,000,000         996,260
                                                                                                                          --------

Investment Banking/Brokerage:                9.6%
   Donaldson, Lufkin, Jenrette, Inc.                      BAA-1/A-        6.875       Nov 01, 2005         200,000         195,205
   Donaldson, Lufkin, Jenrette, Inc.                      BAA-1/A-        5.625       Feb 15, 2016         200,000         191,820
   Lehman Brothers Holdings                               BAA-1/A         5.750       Feb 15, 1998         500,000         497,818
   Merrill Lynch                                          AA-3/AA-        6.250       Jan 15, 2006         350,000         332,268
   Paine Webber Group                                     BAA-1/BBB+      6.750       May 01, 2006         700,000         669,484
   Salomon Inc.                                           BAA-1/BBB       6.700       Dec 01, 1998         150,000         150,767
   Salomon Inc.                                           BAA-1/BBB       7.125       Aug 01, 1999         500,000         506,083
                                                                                                                          --------
     Investment Banking/Brokerage total                                                                                  2,543,445
                                                                                                                          --------

Finance Co. - Consumer Loans:                1.2%
   Household Finance Co.                                  A-2/A           7.125       Sep 01, 2005         325,000         328,280
                                                                                                                          --------

                                                   BOND FUND OF ULTRA SERIES FUND
                                               Investments in Securities (Continued)
                                                         December 31, 1996

BOND FUND INVESTMENTS,                       % Net        Quality        Coupon         Maturity             Par
CONTINUED:                                  Assets        Rating*         Rate            Date             Amount            Value
                                            ------        -------         ----            ----             ------            -----
Mortgage Related Securities:                 1.6%
   Prudential Home Funding                                AAA             6.050       Apr 25, 2024        $500,000        $435,240
                                                                                                                          --------

Drugs/Health Care:                           2.7%
   Abbott Labs                                            AA-1/AAA        5.600       Oct 01, 2003         200,000         189,336
   American Home Products                                 A-2/A-          7.700       Feb 15, 2000         500,000         518,784
                                                                                                                          --------
     Drugs/Health Care total                                                                                               708,120
                                                                                                                          --------

Hospital Management/Supplies                 1.1%
   Columbia/HCA Healthcare Corporation                    A-2/A-          6.910       Jun 15, 2005         300,000         300,139
                                                                                                                          --------

Leisure Time                                 1.9%
   Walt Disney Company                                    A-2/A           6.750       Mar 30, 2006         500,000         496,434
                                                                                                                          --------

Media:                                       0.4%
   McGraw-Hill, Inc.                                      A-1             9.430       Sep  1, 2000         100,000         108,924
                                                                                                                          --------

Retail-Department:                           2.9%
   Dayton Hudson Corp.                                    BAA-1/BBB+      9.750       Nov 01, 1998         250,000         264,434
   Dayton Hudson Corp.                                    BAA-1/BBB+      7.500       Jul 15, 2006         500,000         511,185
                                                                                                                          --------
     Retail-Department total                                                                                               775,619
                                                                                                                          --------

Foods-Products & Services:                   0.4%
   Dean Foods Co.                                         A-3/A           6.750       Jun 15, 2005         100,000          98,466
                                                                                                                          --------

Beverages/Confect/Tobacco:                   0.9%
   Coca-Cola Co.                                          AA-3/AA         6.000       Jul 15, 2003         250,000         242,920
                                                                                                                          --------

Auto-Related:                                1.1%
   Ford Motor Co.                                         A-1/A+          7.500       Nov 15, 1999         200,000         205,508
   General Motors Acceptance Corporation                  A-3/A-          6.625       Oct 01, 2002         100,000          99,155
                                                                                                                          --------
     Auto-Related total                                                                                                    304,663
                                                                                                                          --------

Hotel & Motel:                               1.8%
   Marriott International, Inc.                           BAA-1/A-        7.125       Jun 01, 2007         500,000         491,045
                                                                                                                          --------

Electronics:                                 3.0%
   Motorola Inc.                                          AA-3/AA         6.500       Sep 01, 2025         500,000         497,012
   Raytheon Co.                                           A-1/A+          6.500       Jul 15, 2005         300,000         291,184
                                                                                                                          --------
     Electronics total                                                                                                     788,196
                                                                                                                          --------

Electrical Equipment:                        1.1%
   Emerson Electric Co.                                   AA-1/AA+        6.300       Nov 01, 2005         300,000         290,610
                                                                                                                          --------

Aerospace/Defense:                           3.4%
   Lockheed Martin                                        A-3/BBB+        6.850       May 15, 2001         750,000         757,700
   Rockwell International Corp.                           A-1/AA          6.750       Sep 15, 2002         150,000         150,763
                                                                                                                          --------
   Aerospace/Defense total                                                                                                 908,463
                                                                                                                          --------

Electric Household Appliance:                0.4%
   Maytag Corporation                                     BAA-1/BBB+      9.750       May 15, 2002         100,000         112,913
                                                                                                                          --------

Engineering/Construction Services:           0.7%
   Foster Wheeler Corp.                                   BAA-2/BBB       6.750       Nov 15, 2005         200,000         194,214
                                                                                                                          --------

Machine Tools:                               2.0%
   Giddings & Lewis                                       BA1/BBB         7.500       Oct 01, 2005         250,000         248,114
   Ingersoll Rand Company                                 A-2/A           6.480       Jun 01, 2025         300,000         295,598
                                                                                                                          --------
   Machine Tools total                                                                                                     543,712
                                                                                                                          --------

                                                   BOND FUND OF ULTRA SERIES FUND
                                               Investments in Securities (Continued)
                                                         December 31, 1996

BOND FUND INVESTMENTS,                       % Net        Quality        Coupon         Maturity             Par
CONTINUED:                                  Assets        Rating*         Rate            Date             Amount            Value
                                            ------        -------         ----            ----             ------            -----
Finance-Diversified:                         1.0%
   Dow Capital B.V.                                       A-1/A           7.375       Jul 15, 2002        $250,000        $257,987
                                                                                                                          --------

Pollution Control:                           3.4%
   Waste Management                                       A-1/A+          7.700       Oct 01, 2002         150,000         157,623
   WMX Technologies, Inc.                                 A-1/A+          6.700       May 01,2001          750,000         751,140
                                                                                                                          --------
     Pollution Control total                                                                                               908,763
                                                                                                                          --------

Oil/Oil Service:                             2.9%
   Enron Corp.                                            BAA-2/BBB+      7.625       Sep 10, 2004         300,000         311,298
   Shell Oil Company                                      AA-1/AAA        6.625       Jul 01, 1999         150,000         151,366
   Union Oil Co. of California                            BAA-2/BBB       7.200       May 15, 2005         300,000         303,500
                                                                                                                          --------
     Oil/Oil Service total                                                                                                 766,164
                                                                                                                          --------

Chemicals:                                   1.1%
   Union Carbide Corporation                              BAA-2/BBB       6.790       Jun 01, 2025         300,000         299,216
                                                                                                                          --------

Transportation:                              11.6%
   American Airlines                                      A-3/BBB         8.040       Sep 16, 2011         500,000         521,415
   Burlington Northern, Inc.                              BAA-2/BBB       7.400       May 15, 1999         200,000         204,551
   Delta Air Lines                                        BAA-1/BBB       8.540       Jan 02, 2007         305,438         324,217
   Federal Express                                        A-3/BBB+        7.850       Jan 30, 2015         500,000         516,105
   Golden State Petroleum Transport                       BAA-2/BBB       8.040       Feb 01, 2019       1,000,000         993,710
   United Airlines                                        BAA-1/BBB-      9.020       Apr 19, 2012         472,313         510,674
                                                                                                                          --------
   Transportation total                                                                                                  3,070,672
                                                                                                                          --------

Metals-Fabrication & Manufacturing:          0.5%
   Cyprus Minerals                                        BAA-2/BBB-      6.625       Oct 15, 2005         130,000         125,250
                                                                                                                          --------

Utilities-Telephone:                         2.5%
   Bell South Telecommunications, Inc.                    AAA/AAA         6.500       Feb 01, 2000         150,000         151,125
   Bell South Telecommunications, Inc.                    AAA/AAA         6.500       Jun 15, 2005         150,000         147,710
   Bell Tel of Penn                                       AA-1/AA         6.125       Mar 15, 2003         250,000         243,839
   Northwestern Bell Telephone Co.                        AA-3/A+         9.500       May 01, 2000         100,000         108,978
                                                                                                                          --------
   Utilities-Telephone total                                                                                               651,652
                                                                                                                          --------

Utilities-Electric:                          3.2%
   Consolidated Edison of New York                        A-1/A+          6.250       Apr 01, 1998         200,000         200,418
   Midwest Power Systems                                  A-2/A+          7.125       Feb 01, 2003         150,000         152,467
   Pacificorp                                             A-2/A           6.750       Apr 01, 2005         250,000         246,584
   Wisconsin Public Service, Inc.                         AA-2/AA+        7.300       Oct 01, 2002         250,000         257,136
                                                                                                                          --------
     Utilities-Electric total                                                                                              856,605
                                                                                                                          --------

Utilities-Natural Gas Pipeline:              0.4%
   Burlington Resources, Inc.                             A-3/A-          9.625       Jun 15, 2000         100,000         109,319
                                                                                                                          --------

Diversified Companies:                       0.4%
   Whitman Corporation                                    BAA-2/BBB+      7.500       Feb 01, 2003         100,000         103,041
                                                                                                                          --------

     TOTAL NONCONVERTIBLE CORPORATE
     BONDS (COST: $18,674,846)                                                                                         $18,783,238
                                                                                                                        ----------

     TOTAL INVESTMENTS, BOND FUND
     (COST: $26,049,732)**                                                                                             $26,144,779
                                                                                                                        ==========
See accompanying notes to investments in securities.

     *Moody's/Standard & Poors' quality ratings (unaudited). See the current Prospectus and Statement of Additional Information for a complete description of these ratings.

     **At December 31, 1996, the cost of securities for federal income tax purposes was $26,049,732. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation......................... $288,316
Gross unrealized depreciation.........................(193,269)
                                                       --------
Net unrealized depreciation...........................  $95,047
                                                       ========

                                               MONEY MARKET FUND OF ULTRA SERIES FUND
                                               Investments in Securities (Continued)
                                                         December 31, 1996

                                             % Net        Quality      Annualized       Maturity             Par
MONEY MARKET FUND INVESTMENTS:              Assets        Rating*         Yield           Date             Amount            Value
                                            ------        -------         -----           ----             ------            -----
Short-Term Investments:
Commercial Paper/Savings:                    46.6%
   American Information Technologies                      A-1+/P-1        5.42%       Feb 04, 1997        $900,000        $895,495
   Anheuser Busch Companies                               A-1+/P-1        6.34%       Jan 02, 1997       1,000,000         999,826
   Associates Corp of North America                       A-1+/P-1        5.44%       Jan 31, 1997         950,000         945,804
   CIT Group Holdings                                     A-1/P-1         5.48%       Apr 22, 1997         950,000         934,505
   Coca-Cola Co.                                          A-1+/P-1        5.37%       Feb 14, 1997         975,000         968,768
   Ford Motor Credit Company                              A-1/P-1         5.42%       Jan 07, 1997         800,000         799,297
   General Electric Capital Corporation                   A-1+/P-1        5.90%       Feb 10, 1997         911,000         905,331
   Interstate Power Co.                                   A-1/P-1         5.53%       Jan 15, 1997         765,000         763,385
   Interstate Power Co.                                   A-1/P-1         5.94%       Jan 09, 1997         100,000          99,870
   John Deere Capital Corporation                         A-1/P-1         5.44%       Feb 25, 1997         950,000         942,351
   Merrill Lynch Capital Market                           A-1+/P-1        5.46%       Feb 18, 1997         950,000         943,262
   Pepsico, Inc.                                          A-1/P-1         5.60%       Jan 31, 1997         303,000         301,611
   Chase Manhattan - Cash Account                                         4.65%                            290,670         290,670
                                                                                                                           -------
     TOTAL COMMERCIAL PAPER,
     SAVINGS, AT COST                                                                                                   $9,790,175
                                                                                                                         ---------

Quasi-Government/Government Sponsored:       27.8%
   Federal Home Loan Bank                                                 5.58%       Mar 26, 1997      $3,885,000      $3,854,999
   FNMA Discount Notes                                                    5.41%       Mar 24, 1997       2,000,000       1,977,071
                                                                                                                          --------
     TOTAL QUASI-GOVERNMENT
     GOVERNMENT SPONSORED, AT COST                                                                                      $5,832,070
                                                                                                                         ---------

Government Guaranteed:                       25.7%
   U. S. Treasury Bill                                                    5.29%       Feb 06, 1997      $1,000,000        $994,910
   U. S. Treasury Bill                                                    5.30%       Feb 06, 1997       1,500,000       1,492,350
   U. S. Treasury Bill                                                    5.30%       May 29, 1997       1,000,000         979,116
   U. S. Treasury Bill                                                    5.32%       Jul 24, 1997       1,000,000         971,270
   U. S. Treasury Bill                                                    5.37%       Oct 16, 1997       1,000,000         959,440
                                                                                                                          --------
     TOTAL GOVERNMENT GUARANTEED,
     AT COST                                                                                                            $5,397,086
                                                                                                                         ---------

     TOTAL INVESTMENTS, MONEY MARKET
     FUND, AT COST                                                                                                     $21,019,331
                                                                                                                        ==========

See accompanying notes to investments in securities.

*Moody's/Standard  &  Poors'  quality  ratings  (unaudited).   See  the  current
Prospectus and Statement of Additional Information for a complete description of these ratings.

                                              TREASURY 2000 FUND OF ULTRA SERIES FUND
                                               Investments in Securities (Continued)
                                                         December 31, 1996

                                                   % of            Interest         Maturity          Principal
TREASURY 2000 FUND INVESTMENTS:                 Net Assets           Rate             Date             Amount            Value
                                                ----------           ----             ----             ------            -----
Government Guaranteed - U.S.:
   U.S. Treasury Strip (Cost $1,388,086)*         100.0%             9.69%         Nov 15, 2000     $2,000,000         $1,585,290
                                                                                                                        =========

See accompanying notes to investments in securities.


Notes to investments in securities:
Interest rates on stripped Treasury Securities represent annualized yield to maturity at date of purchase. Values of investment securities are determined as described in Note 2 of the financial statements.


*At December 31, 1996, the cost of securities for federal income tax purposes was $1,388,086. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation................................$197,204
Gross unrealized depreciation................................      --
                                                             --------
Net unrealized appreciation..................................$197,204
                                                             ========

                                                         ULTRA SERIES FUND
                                                      Statement of Operations
                                                    Year Ended December 31, 1996

                                            Capital      Growth and                                       Money        Treasury
                                         Appreciation   Income Stock     Balanced          Bond          Market          2000
                                          Stock Fund        Fund           Fund            Fund           Fund           Fund
Investment income (note 2):
  Interest income                         $164,944       $525,661      $5,678,732     $1,382,079       $951,281        $114,864

  Dividend income                          917,123      3,383,433       1,230,690             --             --              --
                                        ----------     ----------      ----------       --------       --------        --------
    Total income                         1,082,067      3,909,094       6,909,422      1,382,079        951,281         114,864
                                        ----------     ----------      ----------       --------       --------        --------
Expenses (note 4):

  Advisory fees                            336,290        807,229         762,436        100,452         88,296              --

  Advisory/Administrative fees                  --             --              --             --             --           6,936

  Accounting and custodian fees             47,251         91,306          87,538         16,623         14,112              --

  Trustees' fees                             1,602          3,845           3,616            478            422              --

  Legal fees                                18,473         44,325          41,680          5,513          4,858              --

  Audit fees                                 3,043          7,302           6,866            908            800              --

  Printing and mailing fees                 19,735         47,355          44,530          5,890          5,190              --

  Other expenses                            14,605         44,421          40,663          4,358          3,842              --
                                        ----------     ----------      ----------       --------       --------        --------
  Expenses before reimbursement            440,999      1,045,783         987,329        134,222        117,520           6,936
  Reimbursable expenses from
   CUNA Mutual Life Insurance Company       (5,211)            --              --         (4,119)        (3,169)             --
                                        ----------     ----------      ----------       --------       --------        --------
    Total net expenses                     435,788      1,045,783         987,329        130,103        114,351           6,936
                                        ----------     ----------      ----------       --------       --------        --------
   Net investment income                   646,279      2,863,311       5,922,093      1,251,976        836,930         107,928
                                        ----------     ----------      ----------       --------       --------        --------
Realized and unrealized gain (loss)
  on investments (notes 2 and 3):

  Realized gain (loss) on security
    transactions:

   Proceeds from sale of securities
    and principal pay downs             33,783,726     67,526,667      52,832,225      5,207,141      4,478,141              --

   Cost of securities sold             (30,630,977)   (61,869,710)    (48,563,422)    (5,157,425)    (4,478,141)             --
                                        ----------     ----------      ----------      ---------       --------        --------
   Net realized gain (loss) on
    security transactions                3,152,749      5,656,957       4,268,803         49,716             --              --

 Net change in unrealized appreciation
   or depreciation on investments        9,688,795     26,520,015       6,612,755       (477,126)            --         (75,534)
                                        ----------     ----------      ----------      ---------       --------        --------
  Net gain (loss) on investments        12,841,544     32,176,972      10,881,558       (427,410)            --         (75,534)
                                        ----------     ----------      ----------      ---------       --------        --------

  Net increase in net assets
   resulting from operations           $13,487,823    $35,040,283     $16,803,651       $824,566       $836,930         $32,394
                                        ==========     ==========      ==========      =========       ========        ========

See accompanying notes to financial statements.

                                                         ULTRA SERIES FUND
                                                 Statement of Changes in Net Assets
                                               Years Ended December 31, 1996 and 1995



                                       CAPITAL APPRECIATION               GROWTH AND INCOME
                                            STOCK FUND                       STOCK FUND                      BALANCED FUND
Operations:                           1996              1995           1996             1995            1996             1995

Net investment income                   $646,279          $283,910     $2,863,311        $1,631,967     $5,922,093        $3,527,057

Net realized gain (loss) on security
 transaction                           3,152,749         1,078,662      5,656,957         6,556,318      4,268,803         4,247,861

Net change in unrealized appreciation
 or depreciation on investments        9,688,795         3,744,217     26,520,015        11,134,096      6,612,755         9,430,371
                                     -----------        ----------    -----------       -----------    -----------       -----------
 Change in net assets from
  operations                          13,487,823         5,106,789     35,040,283        19,322,381     16,803,651        17,205,289
                                     -----------        ----------    -----------       -----------    -----------       -----------


Distributions to shareholders:

  From net investment income           (639,086)         (280,255)    (2,804,744)       (1,628,238)    (5,850,662)       (3,519,859)

  From realized gains on investments (3,084,815)       (1,089,798)    (5,675,210)       (6,422,927)    (4,393,033)       (4,072,590)
                                     -----------        ----------    -----------       -----------    -----------       -----------
   Change in net assets from
    distributions                    (3,723,901)       (1,370,053)    (8,479,954)       (8,051,165)   (10,243,695)       (7,592,449)
                                     -----------        ----------    -----------       -----------    -----------       -----------

Capital share transactions (note 5):

  Proceeds from sale of shares       48,543,686        25,682,821     99,870,808        35,770,514     70,374,669        28,498,420

Net asset value of shares issued
 in reinvestment of distributions     3,723,901         1,370,053      8,479,954         8,051,165     10,243,695         7,592,449
                                    -----------        ----------    -----------       -----------    -----------       -----------
                                     52,267,587        27,052,874    108,350,762        43,821,679     80,618,364        36,090,869

  Cost of shares repurchased         (1,475,008)       (2,121,172)    (4,208,480)       (1,868,194)    (3,422,404)       (2,203,087)
                                     -----------        ----------    -----------       -----------    -----------       -----------
  Change in net assets derived
   from capital share transactions   50,792,579        24,931,702    104,142,282        41,953,485     77,195,960        33,887,782
                                     -----------        ----------    -----------       -----------    -----------       -----------
Increase in net assets               60,556,501        28,668,438    130,702,611        53,224,701     83,755,916        43,500,622

Net assets:

  Beginning of year                  38,117,332         9,448,894    102,138,162        48,913,461    110,968,958        67,468,336
                                    -----------        ----------    -----------       -----------    -----------       -----------
  End of year                       $98,673,833       $38,117,332   $232,840,773      $102,138,162   $194,724,874      $110,968,958
                                    ===========        ==========    ===========       ===========    ===========       ===========
Undistributed net investment
  income included in net assets         $14,253            $7,061        $69,558           $10,991        $94,881           $23,449
                                    ===========        ==========    ===========       ===========    ===========       ===========

See accompanying notes to financial statements.

                                                         ULTRA SERIES FUND
                                           Statement of Changes in Net Assets (Continued)
                                               Years Ended December 31, 1996 and 1995

                                                  BOND FUND                    MONEY MARKET FUND               TREASURY 2000 FUND
Operations:                                1996              1995           1996             1995            1996             1995

Net investment income                 $1,251,976          $624,100       $836,930          $499,998       $107,928          $105,279

Net realized gain (loss) on
   security transactions                  49,716            29,840             --                --             --                --

Net change in unrealized appreciation
   or depreciation on investments       (477,126)          883,542             --                --        (75,534)          161,762
                                       ----------        ----------     ----------        ----------     ----------       ----------
   Change in net assets from
    operations                           824,566         1,537,482        836,930           499,998         32,394           267,041
                                      -----------        ----------    -----------       -----------    -----------      -----------
Distributions to shareholders:

  From net investment income          (1,238,292)         (622,541)      (836,930)         (499,998)            --                --

  From realized gains on investments     (49,716)          (29,840)            --                --             --                --
                                      -----------        ----------    -----------       -----------    -----------      -----------
   Change in net assets from
    distributions                     (1,288,008)         (652,381)      (836,930)         (499,998)            --                --
                                      -----------        ----------    -----------       -----------    -----------      -----------
Capital share transactions (note5):

  Proceeds from sale of shares        13,819,369         5,496,387     32,934,173        16,248,249          7,020             6,176

 Net asset value of shares issued in
  reinvestment of distributions        1,288,008           652,380        835,642           499,536             --                --
                                     -----------        ----------    -----------       -----------    -----------       -----------
                                      15,107,377         6,148,767     33,769,815        16,747,785          7,020             6,176

  Cost of shares repurchased          (1,796,780)       (1,176,460)   (24,132,957)      (13,173,017)            --                --
                                     -----------        ----------    -----------       -----------    -----------       -----------


   Change in net assets derived from
    capital share transactions        13,310,597         4,972,307      9,636,858         3,574,768          7,020             6,176
                                     -----------        ----------    -----------       -----------    -----------       -----------
Increase (decrease) in net assets     12,847,155         5,857,408      9,636,858         3,574,768         39,414           273,217

Net assets:

  Beginning of year                   13,724,768         7,867,360     11,374,129         7,799,361      1,545,327         1,272,110
                                     -----------        ----------    -----------       -----------    -----------       -----------
  End of year                        $26,571,923       $13,724,768    $21,010,987       $11,374,129     $1,584,741        $1,545,327
                                     ===========        ==========    ===========       ===========    ===========       ===========

Undistributed net investment
  income included in net assets          $18,034            $4,349             --                --             --                --
                                     ===========        ==========    ===========       ===========    ===========       ===========


See accompanying notes to financial statements.

                                        CAPITAL APPRECIATION STOCK FUND OF ULTRA SERIES FUND
                                                        Financial Highlights
                                                       Year Ended December 31

                                     ------------------------------------ CAPITAL APPRECIATION STOCK FUND ----------------------
(For a share outstanding throughout the period):   1996              1995             1994
                                                ------------------------------------------
Net Asset Value, Beginning of Period             $12.51             $9.97           $10.00
                                                 ------            ------           ------
  Income from Investment Operations

   Net Investment Income                            .13               .14             0.16

   Net Realized and Unrealized Gain (Loss)
    on Investments                                 2.55              2.91             0.37
                                                 ------            ------           ------
  Total from Investment Operations                 2.68              3.05             0.53
                                              -------------------------------------------

  Distributions
   Distributions from Net Investment Income        (.13)             (.14)           (0.15)

   Distributions from Realized Capital Gains       (.46)             (.37)           (0.41)
                                                 ------            ------           ------
  Total Distributions                              (.59)             (.51)           (0.56)
                                               -------------------------------------------

Net Asset Value, End of Period                   $14.60            $12.51            $9.97
====================================================================================================================================
Total Return*                                    21.44%            30.75%            5.44%
====================================================================================================================================

Ratio/Supplemental Data

Net Assets, End of Period (000s Omitted)        $98,674           $38,117           $9,449

Ratio of Expenses to Average Net Assets**          0.65%             0.65%            0.65%

Ratio of Net Investment Income to Average
  Net Assets**                                     0.96%             1.37%            1.55%

Portfolio Turnover Rate                           49.77%            61.32%           65.81%

Average Commission Rate                           $0.06             $0.06
====================================================================================================================================

  *These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

** During the periods shown, CUNA Mutual Life Insurance Company and its affiliates absorbed all expenses in excess of .65% of the average net assets of the Capital Appreciation Stock, Growth and Income Stock, Balanced, Bond and Money Market Funds under the terms of an Expense Reimbursement Agreement between the Ultra Series Fund and CUNA Mutual Life Insurance Company. Annually, the Fund and CUNA Mutual Life Insurance Company have renewed the Expense Reimbursement Agreement. If the Expense Reimbursement Agreement had not been in effect and if the full expenses allowable under the Investment Advisory Agreement between the Ultra Series Fund and the Investment Adviser had been charged, the amounts that would have been charged and the ratios that would have resulted are:

Capital Appreciation Stock Fund                    1996              1995             1994
                                                   ----              ----             ----
Amount Charged                                   $440,999          $156,184          $42,519

Ratio of Expenses to
Average Net Assets                                 0.66%             0.75%            0.85%

Ratio of Net Investment
Income to Average Net Assets                       0.95%             1.25%            1.35%

                                         GROWTH AND INCOME STOCK FUND OF ULTRA SERIES FUND
                                                        Financial Highlights
                                                       Year Ended December 31

                                       ---------------------------------- GROWTH AND INCOME STOCK FUND ----------------------------
(For a share outstanding throughout the period):   1996              1995             1994              1993             1992
                                                -----------------------------------------------------------------------------
Net Asset Value, Beginning of Period             $18.20            $15.06           $15.51            $15.49           $15.21
                                                 ------            ------           ------            ------            ------
Income from Investment Operations

Net Investment Income                              0.34              0.37             0.32              0.29             0.32

Net Realized and Unrealized Gain (Loss)
on Investments                                     3.93              4.37            (0.04)             1.87             0.90
                                                  -----             -----            -----             -----             -----
Total from Investment Operations                   4.27              4.74             0.28              2.16             1.22
                                               -------------------------------------------------------------------------------------

  Distributions
   Distributions from Net Investment Income       (0.34)            (0.37)           (0.32)            (0.29)           (0.32)

   Distributions from Realized Capital Gains      (0.81)            (1.23)           (0.40)            (1.85)           (0.62)
                                                  -----             -----            -----             -----             -----

  Total Distributions                             (1.15)            (1.60)           (0.73)            (2.14)           (0.94)
                                               -------------------------------------------------------------------------------------
Net Asset Value, End of Period                   $21.32            $18.20           $15.06            $15.51           $15.49
====================================================================================================================================
Total Return*                                    22.02%            31.75%            1.42%            13.77%             7.66%
====================================================================================================================================

Ratio/Supplemental Data

Net Assets, End of Period (000s Omitted)       $232,841          $102,138          $48,913           $32,468           $24,382

Ratio of Expenses to Average Net Assets**          0.65%             0.65%            0.65%             0.65%            0.65%

Ratio of Net Investment Income to Average
  Net Assets**                                     1.78%             2.28%            2.19%             1.84%            2.11%

Portfolio Turnover Rate                           40.55%            57.80%           45.36%            56.79%           29.67%

Average Commission Rate                           $0.06             $0.06
====================================================================================================================================

  *These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

** During the periods shown,  prior to 1996, CUNA Mutual Life Insurance  Company and its affiliates absorbed all expenses in excess of .65% of the average net assets of the Capital Appreciation Stock, Growth and Income Stock, Balanced, Bond and Money Market Funds under the terms of an Expense Reimbursement Agreement between the Ultra Series Fund and CUNA Mutual Life Insurance Company. Annually, the Fund and CUNA Mutual Life Insurance Company have renewed the Expense Reimbursement Agreement. If the Expense Reimbursement Agreement had not been in effect and if the full expenses allowable under the Investment Advisory Agreement between the Ultra Series Fund and the Investment Adviser had been charged, the amounts that would have been charged and the ratios that would have resulted are:

Growth and Income Stock Fund                                         1995             1994              1993             1992
                                                                     ----             ----              ----             ----
Amount Charged                                                     $491,168         $281,760          $210,141         $151,195

Ratio of Expenses to
Average Net Assets                                                   0.69%            0.70%             0.73%            0.74%

Ratio of Net Investment
Income to Average Net Assets                                         2.23%            2.14%             1.76%            2.02%

                                                 BALANCED FUND OF ULTRA SERIES FUND
                                                        Financial Highlights
                                                       Year Ended December 31

                             ---------------------------------------------------- BALANCED FUND -----------------------------------
(For a share outstanding throughout the period):   1996              1995             1994              1993             1992
                                                -----------------------------------------------------------------------------
Net Asset Value, Beginning of Period             $14.63            $12.90           $13.70            $13.54           $13.44
                                                 ------            ------           ------            ------            ------
  Income from Investment Operations

   Net Investment Income                           0.58              0.55             0.52              0.50             0.55

   Net Realized and Unrealized Gain (Loss)
    on Investments                                 0.98              2.29            (0.56)             0.95             0.40
                                                  -----             -----            -----             -----             -----
  Total from Investment Operations                 1.56              2.84            (0.04)             1.45             0.95
                                               -------------------------------------------------------------------------------------

  Distributions
   Distributions from Net Investment Income       (0.58)            (0.55)           (0.51)            (0.50)           (0.55)

   Distributions from Realized Capital Gains      (0.32)            (0.56)           (0.25)            (0.79)           (0.30)
                                                  -----             -----            -----             -----             -----
  Total Distributions                             (0.90)            (1.11)           (0.76)            (1.29)           (0.85)
                                               -------------------------------------------------------------------------------------

Net Asset Value, End of Period                   $15.29            $14.63           $12.90            $13.70           $13.54
====================================================================================================================================
Total Return*                                    10.79%            22.27%           -0.46%            10.47%             6.85%
====================================================================================================================================

Ratio/Supplemental Data

Net Assets, End of Period (000s Omitted)       $194,725          $110,969          $67,468           $54,363           $41,604

Ratio of Expenses to Average Net Assets**          0.65%             0.65%            0.65%             0.65%            0.65%

Ratio of Net Investment Income to Average
  Net Assets**                                     3.91%             4.03%            4.00%             3.62%            4.10%

Portfolio Turnover Rate                           33.48%            36.68%           28.53%            28.71%           19.23%

Average Commission Rate                           $0.06             $0.06
====================================================================================================================================

  *These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

** During the periods shown,  prior to 1996, CUNA Mutual Life Insurance  Company and its affiliates absorbed all expenses in excess of .65% of the average net assets of the Capital Appreciation Stock, Growth and Income Stock, Balanced, Bond and Money Market Funds under the terms of an Expense Reimbursement Agreement between the Ultra Series Fund and CUNA Mutual Life Insurance Company. Annually, the Fund and CUNA Mutual Life Insurance Company have renewed the Expense Reimbursement Agreement. If the Expense Reimbursement Agreement had not been in effect and if the full expenses allowable under the Investment Advisory Agreement between the Ultra Series Fund and the Investment Adviser had been charged, the amounts that would have been charged and the ratios that would have resulted are:

Balanced Fund                                                        1995             1994              1993             1992
                                                                     ----             ----              ----             ----
Amount Charged                                                     $598,507         $417,750          $362,284         $254,326

Ratio of Expenses to
Average Net Assets                                                   0.68%            0.70%             0.74%            0.72%

Ratio of Net Investment
Income to Average Net Assets                                         4.00%            3.95%             3.53%            4.03%

                                                   BOND FUND OF ULTRA SERIES FUND
                                                        Financial Highlights
                                                       Year Ended December 31

                            ------------------------------------------------------- BOND FUND ------------------------------------
(For a share outstanding throughout the period):   1996              1995             1994              1993             1992
                                                -----------------------------------------------------------------------------
Net Asset Value, Beginning of Period             $10.63             $9.67           $10.58            $10.32           $10.37
                                                 ------            ------           ------            ------            ------
  Income from Investment Operations

   Net Investment Income                           0.65              0.60             0.59              0.64             0.69

   Net Realized and Unrealized Gain (Loss)
    on Investments                                (0.28)             0.96            (0.90)             0.28            (0.03)
                                                  -----             -----            -----             -----             -----
  Total from Investment Operations                 0.37              1.56            (0.31)             0.92             0.66
                                               -------------------------------------------------------------------------------------

  Distributions
   Distributions from Net Investment Income       (0.64)            (0.59)           (0.59)            (0.65)           (0.70)

   Distributions from Realized Capital Gains      (0.03)            (0.01)           (0.01)            (0.01)           (0.01)
                                                  -----             -----            -----             -----             -----
  Total Distributions                             (0.67)            (0.60)           (0.60)            (0.66)           (0.71)
                                               -------------------------------------------------------------------------------------

Net Asset Value, End of Period                   $10.33            $10.63            $9.67            $10.58           $10.32
------------------------------------------------------------------------------------------------------------------------------------
Total Return*                                     2.86%            16.37%           -3.06%             8.87%             6.47%
====================================================================================================================================

Ratio/Supplemental Data

Net Assets, End of Period (000s Omitted)        $26,572           $13,725           $7,867            $6,297            $5,244

Ratio of Expenses to Average Net Assets**          0.65%             0.65%             0.65%            0.65%             0.65%

Ratio of Net Investment Income to Average
  Net Assets**                                     6.25%             6.08%             6.03%            5.99%             6.83%

Portfolio Turnover Rate                           25.67%            14.74%            11.97%           12.23%            13.58%
====================================================================================================================================

  *These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

** During the periods shown, CUNA Mutual Life Insurance Company and its affiliates absorbed all expenses in excess of .65% of the average net assets of the Capital Appreciation Stock, Growth and Income Stock, Balanced, Bond and Money Market Funds under the terms of an Expense Reimbursement Agreement between the Ultra Series Fund and CUNA Mutual Life Insurance Company. Annually, the Fund and CUNA Mutual Life Insurance Company have renewed the Expense Reimbursement Agreement. If the Expense Reimbursement Agreement had not been in effect and if the full expenses allowable under the Investment Advisory Agreement between the Ultra Series Fund and the Investment Adviser had been charged, the amounts that would have been charged and the ratios that would have resulted are:

Bond Fund                                          1996              1995             1994              1993             1992
                                                   ----              ----             ----              ----             ----
Amount Charged                                   $134,222           $70,290          $48,651           $44,293          $33,269

Ratio of Expenses to
Average Net Assets                                 0.67%             0.68%            0.70%             0.75%            0.75%

Ratio of Net Investment
Income to Average Net Assets                       6.23%             6.04%            5.98%             5.89%            6.74%

                                               MONEY MARKET FUND OF ULTRA SERIES FUND
                                                        Financial Highlights
                                                       Year Ended December 31

                                 ---------------------------------------------- MONEY MARKET FUND -----------------------------
(For a share outstanding throughout the period):   1996              1995             1994              1993             1992
                                                -----------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $1.00             $1.00            $1.00             $1.00            $1.00
                                                  -----             -----            -----             -----             -----
  Income from Investment Operations

   Net Investment Income                           0.05              0.05             0.03              0.03             0.03

   Net Realized and Unrealized Gain (Loss)
    on Investments                                 0.00              0.00             0.00              0.00             0.00
                                                  -----             -----            -----             -----             -----
  Total from Investment Operations                 0.05              0.05             0.03              0.03             0.03
                                              --------------------------------------------------------------------------------------

  Distributions
   Distributions from Net Investment Income       (0.05)            (0.05)           (0.03)            (0.03)           (0.03)

   Distributions from Realized Capital Gains      (0.00)            (0.00)            0.00              0.00             0.00
                                                  -----             -----            -----             -----             -----
  Total Distributions                             (0.05)            (0.05)           (0.03)            (0.03)           (0.03)
                                              --------------------------------------------------------------------------------------

Net Asset Value, End of Period                    $1.00             $1.00            $1.00             $1.00            $1.00
====================================================================================================================================
Total Return*                                     5.17%             5.21%            3.34%             2.86%             3.05%
====================================================================================================================================

Ratio/Supplemental Data

Net Assets, End of Period (000s Omitted)        $21,011           $11,374           $7,799            $4,749            $5,097

Ratio of Expenses to Average Net Assets**         0.65%             0.65%            0.65%             0.65%             0.65%

Ratio of Net Investment Income to Average
  Net Assets**                                    4.74%             5.17%            3.66%             2.43%             3.05%

Portfolio Turnover Rate                             --                --               --                --                --
====================================================================================================================================
For the Money  Market Fund,  the  "seven-day  average"  yield for the seven days ended December 31, 1996, was 4.70% and the "effective" yield for that period was
4.81%.

  *These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

** During the periods shown, CUNA Mutual Life Insurance Company and its affiliates absorbed all expenses in excess of .65% of the average net assets of the Capital Appreciation Stock, Growth and Income Stock, Balanced, Bond and Money Market Funds under the terms of an Expense Reimbursement Agreement between the Ultra Series Fund and CUNA Mutual Life Insurance Company. Annually, the Fund and CUNA Mutual Life Insurance Company have renewed the Expense Reimbursement Agreement. If the Expense Reimbursement Agreement had not been in effect and if the full expenses allowable under the Investment Advisory Agreement between the Ultra Series Fund and the Investment Adviser had been charged, the amounts that would have been charged and the ratios that would have resulted are:

Money Market Fund                                  1996              1995             1994              1993             1992
                                                   ----              ----             ----              ----             ----
Amount Charged                                   $117,520           $70,062          $44,391           $44,836          $39,068

Ratio of Expenses to
Average Net Assets                                 0.67%             0.73%            0.78%             0.77%            0.75%

Ratio of Net Investment
Income to Average Net Assets                       4.72%             5.09%            3.53%             2.31%            2.96%

                                              TREASURY 2000 FUND OF ULTRA SERIES FUND
                                                        Financial Highlights
                                                       Year Ended December 31

                             ------------------------------------------------- TREASURY 2000 FUND --------------------------------
(For a share outstanding throughout the period)    1996              1995             1994              1993             1992
                                               ------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $8.47             $7.00            $7.53             $6.53            $6.04
                                                  -----             -----            -----             -----             -----
  Income from Investment Operations

   Net Investment Income                           0.58              0.58             0.53              0.48             0.45

   Net Realized and Unrealized Gain (Loss)
    on Investments                                (0.41)             0.89            (1.06)             0.52             0.04
                                                  -----             -----            -----             -----             -----
  Total from Investment Operations                 0.17              1.47            (0.53)             1.00             0.49
                                             ---------------------------------------------------------------------------------------

  Distributions
   Distributions from Net Investment Income        0.00              0.00             0.00              0.00             0.00

   Distributions from Realized Capital Gains       0.00              0.00             0.00              0.00             0.00
                                                  -----             -----            -----             -----             -----
  Total Distributions                              0.00              0.00             0.00              0.00             0.00
                                             ---------------------------------------------------------------------------------------

Net Asset Value, End of Period                    $8.64             $8.47            $7.00             $7.53            $6.53
====================================================================================================================================
Total Return*                                     2.10%            20.99%           -7.12%            15.43%             8.01%
====================================================================================================================================

Ratio/Supplemental Data

Net Assets, End of Period (000s Omitted)         $1,585            $1,545           $1,272            $1,363            $1,176

Ratio of Expenses to Average Net Assets           0.45%             0.45%            0.45%             0.45%             0.45%

Ratio of Net Investment Income to Average
  Net Assets                                      7.03%             7.40%            7.50%             6.69%             7.26%

Portfolio Turnover Rate                             --                --               --                --                --
====================================================================================================================================

  *These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

                                ULTRA SERIES FUND
                          Notes to Financial Statements

(1)  Description of the Fund

     The Ultra Series Fund, a Massachusetts Business Trust, is registered as a diversified, open-end management investment company under the Investment Company Act of 1940. The Ultra Series Fund is a series fund with six investment portfolios (funds), each with different investment objectives and policies and each issuing a separate class of common stock with a par value of $.01 per share. Fund shares are sold and redeemed at a price equal to the shares' net asset value (note 2(b)). The assets of each fund are held separate from the assets of the other funds.

     Shares in each fund are currently offered only to separate accounts of CUNA Mutual Life Insurance Company (formerly known as Century Life of America) at a price equal to their respective net asset values per share, without sales charge.

(2)  Significant Accounting Policies

     (a) Valuation of Investment Securities

         Value of Securities, including call options, which are traded on exchanges are valued at the last sales price on the principal exchange as of the close of the New York Stock Exchange or 3:00 p.m. Central Standard Time, whichever is earlier, on the day the securities are being valued. Securities not traded on a stock exchange on a given day or traded over-the-counter are valued using a procedure determined in good faith to represent a fair value and which is authorized by the Board of Trustees. Pursuant to Rule 2A-7 of the Investment Company Act of 1940 (as amended), all money market instruments in the Money Market Fund are valued on an amortized cost basis. Money Market instruments in the other funds are valued on an amortized cost basis if there are less than 60 days to maturity.

     (b) Share Valuation and Dividends to Shareholders

         The net asset value of the shares of each fund is determined on a daily basis based on the valuation of the net assets of the funds divided by the number of shares of the fund outstanding. Expenses, including the investment advisory and advisory/ administrative fees (note 4), are accrued daily and reduce the net asset value per share.

         Dividends on the Money Market Fund will be declared and reinvested daily in additional full and fractional shares of the Money Market Fund. Dividends of ordinary income from the Capital Appreciation Stock Fund, Growth and Income Stock Fund, Bond Fund, and Balanced Fund will be declared and reinvested quarterly in additional full and fractional shares of the respective funds. All net realized capital gains of these funds, if any, will be declared and reinvested at least annually. The Treasury 2000 Fund will utilize an annual consent dividend procedure which provides the Fund with the deduction for dividends constructively paid to shareholders. As a result of permanent book-to-tax differences from the consent dividends, $107,339 for Treasury 2000 Fund has been reclassified from undistributed net investment income to additional paid-in capital.

     (c) Federal Income and Excise Taxes

         The Ultra Series Fund intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for income or excise taxes is required.

     (d) Other

         Security transactions are recorded on the trade date basis. Realized gains and losses from security transactions are reported on the identified cost basis. Interest, including amortization of premium and discount, is accrued daily and dividend income is recorded on the ex-dividend date.

     (e) Use of Estimates

         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

(3)  Purchase and Sales of Investment Securities

     The cost of securities purchased and the proceeds from securities sold (including maturities, excluding short-term securities for all funds except Money Market) for each fund during the year ended December 31, 1996, were as follows:

                                           Capital       Growth and                                      Money       Treasury
                                          Appreciation    Income Stock       Balanced        Bond         Market         2000
                                           Stock Fund         Fund             Fund          Fund          Fund          Fund
Total costs of securities purchased      $79,151,948     $159,709,031    $114,633,013   $18,376,441   $154,317,312     $     --
                                          ==========      ===========     ===========    ==========    ===========     ========
Total proceeds received on security
sales and principal paydowns             $33,783,726      $67,526,667     $52,832,225    $5,207,141   $145,584,378     $     --
                                          ==========      ===========     ===========    ==========    ===========     ========

(4)  Transactions with Affiliates

     The Ultra Series Fund has entered into an investment advisory agreement with CIMCO Inc. (the Investment Adviser), an affiliated company. During 1996, the Investment Adviser received monthly advisory or advisory/administrative fees, based on average daily net assets, at an annual rate of .5 percent of the Capital Appreciation Stock, Growth and Income Stock, Balanced, Bond and Money Market Funds and .45 percent of the Treasury 2000 Fund.

     Expenses of the Ultra Series Fund are accrued daily. Each fund bears the expenses directly attributable to its own investments. Such expenses include, but are not limited to, brokerage and other commission costs, legal fees relating to the enforcement of rights under a specific investment owned by the fund and expenses related to defense of claims made solely against the fund. However, certain expenses from shared resources are allocated to the various funds on the basis of the net assets of the respective funds as determined each day. These expenses include trustees, accountants, legal, investment management and other general and administrative expenses. As a result of sharing these resources, the funds are expected to experience cost savings over the aggregate amount that would be payable if each fund were a separate mutual fund. There can be no assurance, however, that such savings will be realized.

     The Investment Adviser is required to reimburse the funds for the amount, if any, by which the aggregate expenses of any fund (including the Investment Adviser's fee, but excluding brokerage commissions, interest, taxes, and extraordinary expenses) in any calendar year exceed 2.0 percent of the average daily net assets of the funds. In addition, CUNA Mutual Life Insurance Company has voluntarily agreed to reimburse the Capital Appreciation Stock, Growth and Income Stock, Balanced, Bond and Money Market Funds for ordinary business expenses in excess of .65 percent (of which .5 percent is the advisory fee and .15 percent is general and administrative expenses) of the average daily net assets of these funds. Also, the Investment Adviser has agreed to assume responsibility for providing all administrative services and paying all ordinary business expenses of the Treasury 2000 Fund which exceed .45 percent (all of which is the advisory/administrative fee) of average daily net assets. Currently, CUNA Mutual Life Insurance Company and CUNA Mutual Insurance Society, affiliated companies, are providing administrative services on behalf of the Adviser.

     During the year ended December 31, 1996, CUNA Mutual Life Insurance Company voluntarily reimbursed expenses for each of the funds in the following amounts:

     Capital Appreciation Stock Fund ...$5,211  Money Market Fund....... $3,169
     Bond Fund..........................$4,119

     All capital shares outstanding at December 31, 1996, are owned by separate investment accounts of CUNA Mutual Life Insurance Company.

     Certain officers and directors of the Ultra Series Fund are also officers of CUNA Mutual Life Insurance Company or CIMCO Inc. During the twelve-month period ended December 31, 1996, the Ultra Series Fund made no direct payments to its officers and paid trustees' fees of approximately $10,000 to its unaffiliated trustees.

(5)  Share Activity

     Transactions in shares of each fund for the years ended December 31, 1996 and 1995, were as follows:

                                             Capital       Growth and                                     Money        Treasury
                                          Appreciation    Income Stock      Balanced         Bond        Market          2000
                                           Stock Fund         Fund            Fund           Fund         Fund           Fund
Shares outstanding at December 31,1994     947,425        3,248,703       5,230,875        813,520     7,799,361        181,807

Share sold, including reinvestment
       of dividends                      2,337,211        2,621,441       2,823,694        657,600    16,747,785         43,617

Shares repurchased                        (238,086)        (259,097)       (469,326)      (179,841)  (13,173,017)       (42,878)
                                         ---------        ---------       ---------       --------    ----------        -------
Shares outstanding at December 31, 1995  3,046,550        5,611,047       7,585,243      1,291,279    11,374,129        182,546
                                         ---------        ---------       ---------       --------    ----------        -------
Share sold, including reinvestment
       of dividends                      3,818,030        5,524,047       5,380,713      1,453,110    33,769,815            805

Shares repurchased                        (105,316)        (215,447)       (228,534)      (171,319)  (24,132,957)            --
                                         ---------        ---------       ---------       --------    ----------        -------
Shares outstanding at December 31, 1996  6,759,264       10,919,647      12,737,422      2,573,070    21,010,987        183,351
                                         ---------        ---------       ---------       --------    ----------        -------

                                ULTRA SERIES FUND
                          INDEPENDENT AUDITORS' REPORT


The Trustees and Shareholders
Ultra Series Fund:

We have audited the statements of assets and liabilities, including the schedules of investments in securities, of the Capital Appreciation Stock Fund, Growth and Income Stock Fund, Balanced Fund, Bond Fund, Money Market Fund, and Treasury 2000 Fund of the Ultra Series Fund as of December 31, 1996, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the five-year (three years for Capital Appreciation Stock Fund) period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody were confirmed to us by the custodian. As to securities purchased or sold, but not received or delivered, we request confirmation from brokers, and where replies are not received, we carried out other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Capital Appreciation Stock Fund, Growth and Income Stock Fund, Balanced Fund, Bond Fund, Money Market Fund, and Treasury 2000 Fund of Ultra Series Fund as of December 31, 1996, the results of their operations for the year then ended, the changes in their nets assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year
(three years for Capital Appreciation Stock Fund) period then ended, in conformity with generally accepted accounting principles.



                              KPMG PEAT MARWICK LLP


Des Moines, Iowa
February 7, 1997

                                     PART C
                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(a)      (1)      Financial statements included in Part A:

                  Financial Highlights

         (2)      Financial Statements included in Part B:

                  Audited  financial  statements  as of and for the  year  ended
                           December 31, 1996: Statements of Assets and Liabilities* Investments in Securities* Statements of Operations* Statements of Changes in Net Assets (for the two-year period ended December 31, 1996)* Notes to Financial Statements Independent Auditors' Report

                  *Separate statements are prepared for each Fund of the Ultra Series Fund.

                  There are no financial statements included in Part C.

(b)      Exhibits:

         (1) Amended and Restated Declaration of Trust. Incorporated herein by reference to post-effective amendment number 19 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 28, 1997.


         (2) Amended and Restated Bylaws. Incorporated herein by reference to post-effective amendment number 19 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 28, 1997.

         (3)      Not Applicable

         (4)      Not Applicable

         (5) A. Management Agreement effective May 1, 1997. Incorporated herein by reference to post-effective amendment number 19 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 28, 1997.

                  B. Servicing Agreement between Century Life of America (now known as CUNA Mutual Life Insurance Company) and Century Investment Management Co. (now known as CIMCO Inc.) effective October 1, 1994. Incorporated herein by reference to post-effective amendment number 19 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 28, 1997.

                  C. Servicing Agreement between Century Investment Management Co. (now known as CIMCO Inc.) and CUNA Mutual Insurance Society effective July 17, 1993. Incorporated herein by reference to post-effective amendment number 19 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 28, 1997.


         (6) Distribution Agreement between Ultra Series Fund and CUNA Brokerage Services, Inc. effective December 29, 1993. Incorporated herein by reference to post-effective amendment number 19 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 28, 1997.


         (7)      Not Applicable

         (8) A. Custodian Agreement with United States Trust Company of New York dated June 24, 1993. Assumed by Chase Manhattan on
                  September 2, 1995. Incorporated herein by reference to post-effective amendment number 19 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 28, 1997.


                  B. Cash Data Entry Agreement with United States Trust Company dated June 24, 1993. Assumed by Chase Manhattan on September 2, 1995. Incorporated herein by reference to post-effective amendment number 19 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 28, 1997.


                  C.  Custodian  Agreement  with  State  Street  Bank and  Trust
                  Company.


         (9)      Not Applicable

         (10) Opinion of Counsel. Incorporated herein by reference to post-effective amendment number 19 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 28, 1997.

         (11)     A.       Consent of KPMG Peat Marwick LLP

         (12)     Not Applicable

         (13) A. Termination Agreement dated December 31, 1993 concerning Agreement Governing Contribution dated September 30, 1983. Incorporated herein by reference to post-effective amendment number 19 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 28, 1997.

                  Agreement Governing Contribution. Incorporated herein by reference to post-effective amendment number 19 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 28, 1997.

                  B. Termination Agreement dated December 31, 1993 concerning Agreement Governing Contribution dated May 31, 1988. Incorporated herein by reference to post-effective amendment number 19 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 28, 1997.

                  Agreement Governing Contribution. Incorporated herein by reference to post-effective amendment number 19 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 28, 1997.

                  C. Termination of Expense Reimbursement Agreement dated January 16, 1997, effective May 1, 1997. Incorporated herein by reference to post-effective amendment number 19 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 28, 1997.

                  Expense Reimbursement Agreement. Incorporated herein by reference to post-effective amendment number 19 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 28, 1997.

         (14)     Not Applicable

         (15) Plan of Distribution dated May 1, 1997. Incorporated herein by reference to post-effective amendment number 19 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 28, 1997.

         (16) Schedule for Computation. Incorporated herein by reference to post-effective amendment number 19 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 28, 1997.

         (17)     Financial Data Schedules.

         (18) Multi-Class Plans. Incorporated herein by reference to post-effective amendment number 19 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 28, 1997.

         (19) Powers of Attorney. Incorporated herein by reference to post-effective amendment number 19 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 28, 1997.

Item 25.  Persons Controlled by or Under Common Control with Registrant

The shares of the Ultra Series Fund are currently sold to separate accounts of CUNA Mutual Life Insurance Company. See Part A MANAGEMENT OF THE ULTRA SERIES FUND, CUNA Mutual Life Insurance Company and Part B THE INVESTMENT ADVISER for a description of related parties.

CUNA Mutual Life Insurance Company is a mutual life insurance company and therefore is controlled by its contractowners. Various companies and other entities are controlled by CUNA Mutual Life Insurance Company and various companies may be considered to be under common control with CUNA Mutual Life Insurance Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth in the following organization charts. In addition, by virtue of an Agreement of Permanent Affiliation with CUNA Mutual Insurance Society ("CUNA Mutual"), the Ultra Series Fund could be considered to be an affiliated person or an affiliated person of an affiliated person of CUNA Mutual. Likewise, CUNA Mutual and its affiliates, together with the identity of their controlling persons (where applicable), are set forth on the following organization charts.

                 See organization charts on the following pages.

                       CUNA Mutual Life Insurance Company

                  ORGANIZATIONAL CHART AS OF DECEMBER 31, 1996

CUNA Mutual Life Insurance Company
         An Iowa mutual life insurance company
         Fiscal Year End:  December 31
         CUNA Mutual Life Insurance Company is the controlling company for the following subsidiaries:

         1.       Red Fox Motor Hotel Corporation
                  An Iowa Business Act Corporation.
                  100% ownership by CUNA Mutual Life Insurance Company
                  Business:  Operation of Red Fox Inn, a motel
                  Classes of Stock:  Common only
                  Authorized Shares:  1,000 nonpar
                  Issued Shares:  242.7821
                  Capital Structure:
                           Stated capital:  $242,782
                           Add. paid-in:  $0
                           Ret. earn:  ($14,447)
                           Total Equity:  $257,229
                  Sole Shareholder: CUNA Mutual Life Insurance Company Fiscal Year End: December 31


         2.       CIMCO Inc.
                  An Iowa Business Act Corporation
                  50% ownership by CUNA Mutual Life Insurance Company
                  50% ownership by CUNA Mutual Investment Corporation
                  Business:  Registered Investment Advisor
                  Classes of Stock:  Non-assessable
                  Authorized Shares:  500,000 nonpar
                  Issued Shares:  100
                  Capital Structure:
                           Stated capital:  $10,000
                           Add. paid-in:  $520,000
                           Ret. earn.:  $435,660
                           Total Equity:  $965,660
                  Equal Shareholders: CUNA Mutual Life Insurance Company &
                         CUNA Mutual Investment Corporation
                  Fiscal Year End:  December 31
                  CIMCO Inc. is the investment adviser of:

                  a.       The Ultra Series Fund
                           A Massachusetts Business Trust
                           Domiciled in Iowa
                           Business:Open-end diversified  management  investment
                                    company offered through insurance contracts
                           Shareholders: Three separate  accounts of CUNA Mutual
                                    Life Insurance Company hold legal title for the benefit of policyowners.
                           Principal Underwriter: CUNA Brokerage Services, Inc. Fiscal Year End: December 31

         3.       Plan America Program, Inc.
                  A Maine Business Act Corporation
                  100% ownership by CUNA Mutual Life Insurance Company
                  Business:Quasi-public  corporation,   operating  an  insurance
                           business
                  Classes of Stock:  Voting common only
                  Authorized Shares:  5,000 of $1.00 par
                  Issued Shares:  100
                  Capital Structure:
                            Stated capital:  $500
                  Sole Shareholder: CUNA Mutual Life Insurance Company
                  Fiscal Year End:  December 31

                                            CUNA Mutual Insurance Society

                                                ORGANIZATIONAL CHART
                                               AS OF DECEMBER 31, 1996

CUNA Mutual Insurance Society
         Business:  Life Health & Disability Insurance
         May 20, 1935*
         State of domicile:  Wisconsin
         CUNA Mutual Insurance Society, either directly or indirectly is the controlling company of the following wholly-owned subsidiaries:


         1.       CUNA Mutual Investment Corporation
                  Business:  Holding Company
                  September 15, 1972*
                  State of domicile:  Wisconsin
                  CUNA Mutual Investment Corporation is the owner of the following subsidiaries:

                  a.       CUMIS Insurance Society, Inc.
                           Business:  Corporate Property/Casualty
                           May 23, 1960*
                           State of domicile:  Wisconsin
                           CUMIS Insurance Society, Inc. is the 100% owner of the following subsidiary:
                           (1) Credit Union Mutual Insurance Society New Zealand Ltd.
                                    Business:  Fidelity Bond Coverages
                                    November 1, 1990*
                                    State of domicile:  Wisconsin

                  b.       League General Insurance Company
                           Business:  Individual Property/Casualty
                           January 1, 1983*
                           State of domicile:  Michigan

                  c.       CUNA Brokerage Services, Inc.
                           Business:  Brokerage
                           July 19, 1985*
                           State of domicile:  Wisconsin



                  d.       CUNA Mutual General Agency of Texas, Inc.
                           Business:  Managing General Agent
                           August 14, 1991*
                           State of domicile: Texas

                  e.       Members Life Insurance Company
                           Business:  Credit Disability/Life/Health
                           February 27, 1976*
                           State of domicile:  Wisconsin
                           Formerly CUMIS Life & CUDIS

                  f.       International Commons, Inc.
                           Business:  Special Events
                           January 13, 1981*
                           State of domicile:  Wisconsin

                  g.       CUNA Mortgage Corporation
                           Business:  Mortgage Servicing
                           November 20, 1978*
                           State of domicile:  Wisconsin

                  h.       Investors Equity Insurance Company, Inc.
                           Business:  Private Mortgage Insurance
                           April 14, 1994*
                           State of Domicile:  California

                  i.       CUNA Mutual Insurance Agency, Inc.
                           Business:  Leasing/Brokerage
                           March 1, 1974*
                           State of domicile:  Wisconsin
                           Formerly CMCI Corporation

                           CUNA Mutual Insurance Agency, Inc. is the 100% owner of the following subsidiaries:

                           (1)   CM Field Services, Inc.
                                 Business:  Serves Agency Field Staff
                                 January 26, 1994*
                                 State of domicile:  Wisconsin

                           (2)   CUNA Mutual Insurance Agency of Alabama, Inc.
                                 Business:  Property & Casualty Agency
                                 May 27, 1993*
                                 State of domicile:  Alabama

                           (3) CUNA Mutual Insurance Agency of New Mexico, Inc. Business:Brokerage of Corporate & Personal Lines
                                 June 10, 1993*
                                 State of domicile:  New Mexico

                           (4)   CUNA Mutual Insurance Agency of Hawaii, Inc.
                                 Business:  Property & Casualty Agency
                                 June 10, 1993*
                                 State of domicile:  Hawaii

                           (5)   CUNA  Mutual   Casualty  Insurance   Agency  of
                                 Mississippi, Inc.
                                 Business:  Property & Casualty Agency
                                 June 24, 1993*
                                 State of domicile:  Mississippi

                           (6) CUNA Mutual Insurance Agency of Kentucky, Inc. Business:Brokerage of Corporate &Personal Lines October 5, 1994*
                                 State of domicile:  Kentucky

                           (7)   CUNA Mutual Insurance Agency of Massachusetts,
                                        Inc.
                                 Business:Brokerage of Corporate &Personal Lines January 27, 1995*
                                 State of domicile:  Massachusetts

         2.       C.U.I.B.S. Pty. Ltd.
                  Business:  Brokerage
                  February 18, 1981*
                  Country of domicile:  Australia

*Dates shown are dates of acquisition, control or organization.


CUNA Mutual Insurance Society, either directly or through a wholly-owned subsidiary, has a partial ownership interest in the following:

1.     C. U. Family Insurance Services, Inc./Colorado
       50% ownership by CUNA Mutual Insurance Agency, Inc.
       50% ownership by Colleague Services Corporation
       September 1, 1981

2.     C. U. Insurance Services, Inc./Oregon
       50% ownership by CUNA Mutual Insurance Agency, Inc.
       50% ownership by Oregon Credit Union League
       December 27, 1989



3.     CUFIS of New York, Inc.
       50% ownership by CUNA Mutual Insurance Agency, Inc.
       50% ownership by CUC Services, Inc.
       March 28, 1991

4.     The CUMIS Group Limited
       63.4% ownership by CUNA Mutual Insurance Society (as of 12-31-96)

5.     CIMCO Inc. (CIMCO)
       50% ownership by CUNA Mutual Investment Corporation
       50% ownership by CUNA Mutual Life Insurance Company
       January 1, 1992

6.     Cooperative Savings and Credit Unions Insurance Society
             "Benefit" SA (Poland)
       70.9% ownership by CUNA Mutual Insurance Society
       15.3% ownership by CUMIS Insurance Society, Inc.
       13.8% ownership by Foundation for Polish Credit Unions
       September 1, 1992

7.     GWARANT, Ltd.
       50% ownership by CUNA Mutual Insurance Society
       50% ownership by Foundation for Polish Credit Unions
       February 18, 1994

8.     CUNA Mutual Insurance Agency of Ohio, Inc.
       1% of value owned by Michael Corcoran (CUNA Mutual Employee) subject to a voting trust agreement, Michael B. Kitchen as Voting Trustee.
       99% of value owned by CUNA Mutual Insurance Agency, Inc. Due to Ohio regulations, CUNA Mutual Insurance Agency, Inc. holds no voting stock in this corporation. June 14, 1993

9.     SECURITY Management Company, Ltd. (Hungary)
       90% ownership by CUNA Mutual Insurance Society
       10% ownership by:  Federation of Savings Cooperatives
                          Savings Cooperative of Szoreg
                          Savings Cooperative of Szekkutas
                         (collectively called Hungarian Associates
       September 5, 1992

10.    CMG Mortgage Insurance Company
       55% ownership by CUNA Mutual Investment Corporation
       45% ownership by PMI Mortgage Insurance Co.
       April 14, 1994

Limited Liability Companies

"Sofia LTD." (Ukraine)
       99.96% CUNA Mutual Insurance Society
       .04% CUMIS Insurance Society, Inc.
       March 6, 1996

       a.      `FORTRESS' (Ukraine)
               80% "Sofia LTD."
               19% The  Ukrainian  National  Association  of Savings  and Credit
               Unions
               1% Service Center by UNASCU
               September 25, 1996

2.     CUNA Mortgage Assistance, L.L.C.
       50% interest by CUNA Mortgage Corporation
       50% interest by CUNA Service Group, Inc.
       November 7, 1995


Stock Corporation - CUNA Mutual Group owns less than 50%

1.     Cooperators Life Assurance Society Limited (Jamaica)
       CUNA Mutual Insurance Society owns 122,500 shares
       Jamaica Co-op Credit Union League owns 127,500 shares
       (NOTE: Awaiting authority to write business)
       May 10, 1990

2. CUNA Caribbean Insurance Society Limited (Trinidad and Tobago, W.I.) 47.96% ownership by CUNA Mutual Insurance Society
       July 4, 1985

3.     CU Interchange Group, Inc.
       Owned by CUNA Mutual Investment Corporation, CUNA Service Group and various state league organizations December 15, 1993 - CUNA Mutual Investment Corporation purchased 100 shares stock

4.     CUNA Service Group, Inc.
       April 22, 1974 - CUNA Mutual Insurance Society purchased 200.71 shares

5.     "Benevita LKS" (Russia)
       49% CUNA Mutual Insurance Society
       51% League of Credit Unions
       December 7, 1995

6.     Credit Union Service Corporation
       Owned by CUNA Mutual Investment Corporation, Credit Union National Association, Inc. and 18 state league organizations March 29, 1996 - CUNA Mutual Investment Corporation purchased 1,300,000 shares of stock

Partnerships

1. PLAN AMERICA(R) Financial Services, a Wisconsin partnership CUNA Mutual Insurance Society - 50% Partner
       CUNA Mutual Life Insurance Company - 50% Partner
       December 17, 1987

2.     LeaSo Partners, a California partnership
       CUNA Mutual Insurance Society - 50% Partner
       California Credit Union League - 50% Partner
       December 29, 1981

3.     CM CUSO Limited Partnership, a Washington Partnership
       CUMIS Insurance Society, Inc. - General Partner
       Credit Unions in Washington - Limited Partners
       June 14, 1993


Affiliated (Nonstock)

1.     NARCUP, Inc.
       August 8, 1978

2.     CUNA Mutual Group Foundation, Inc.
       July 5, 1967

3.     CUNA Mutual Life Insurance Company
       July 1, 1990

4. Aseguradora Solidaria de Colombia (formerly Seguros UCONAL Limitada) 17.2% membership by CUNA Mutual Insurance Society
       July 2, 1985

Item 26.  Number of Holders of Securities
                             Number of Shareholders
Fund                         as of March 31, 1997

Capital Appreciation Stock            3
Growth and Income Stock               3
Balanced                              3
Bond                                  3
Money Market                          3
Treasury 2000                         3

Item 27.  Indemnification

Each officer, Trustee or agent of the Ultra Series Fund shall be indemnified by the Ultra Series Fund to the full extent permitted under the General Laws of the State of Massachusetts and the Investment Company Act of 1940, as amended, except that such indemnity shall not protect any such person against any liability to the Ultra Series Fund or any shareholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct"). Indemnification shall be made when (1) a final decision on the merits is made by a court or other body before whom the proceeding was brought, that the person to be indemnified was not liable by reason of disabling conduct or, (2) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the person to be indemnified was not liable by reason of disabling conduct, by (a) the vote of a majority of the quorum of Trustees who are not "interested persons" of the Ultra Series Fund as defined in Section 2(a)(19) of the Investment Company Act of 1940, or (b) an independent legal counsel in a written opinion. The Ultra Series Fund may, by vote of a majority of a quorum of Trustees who are not interested persons, advance attorneys' fees or other expenses incurred by officers, Trustees, Investment Advisers or principal underwriters, in defending a proceeding upon the undertaking by or on behalf of the person to be indemnified to repay the advance unless it is ultimately determined that he is entitled to indemnification. Such advance shall be subject to at least one of the following: (1) the person to be indemnified shall provide a security for his undertaking, (2) the Ultra Series Fund shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of the disinterested non-party Trustees of the Ultra Series Fund, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts, that there is reason to believe that the person to be indemnified ultimately will be found entitled to indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 28.  Business and Other Connections of Investment Adviser

The Investment Adviser for the Ultra Series Fund is CIMCO Inc. See Part A MANAGEMENT OF THE ULTRA SERIES FUND, The Investment Adviser for a more complete description.

     NAME                  POSITION HELD

 Michael S. Daubs         CIMCO Inc.
                          President
                          1982 - Present
                          Director
                          1995-Present

                          CUNA Mutual Life Insurance Company
                          Chief Investment Officer
                          1989 - Present

                          CUNA Mutual Insurance Society
                          Chief Investment Officer
                          1990 - Present

 Lawrence R. Halverson    CIMCO Inc.
                          Senior Vice President and Secretary
                          1996 - Present

                          Vice President and Secretary
                          1992 - 1996

                          CUNA Brokerage Services, Inc.
                          President
                          1996 - Present

 Joyce A. Harris          CIMCO Inc.
                          Director and Chair
                          1992 - Present

                          Telco Community Credit Union
                          President, Chief Executive Officer
                          1978 - Present

 James C. Hickman         CIMCO Inc.
                          Director
                          1992 - Present

                          University of Wisconsin
                          Professor
                          1972 - Present

 Michael B. Kitchen       CIMCO Inc.
                          Director
                          1995 - Present

                          CUNA Mutual Life Insurance Company
                          President and Chief Executive Officer
                          1995 - Present

                          CUNA Mutual Insurance Society
                          President and Chief Executive Officer
                          1995 - Present

 George A. Nelson         CIMCO Inc.
                          Director and Vice  Chair
                          1992 - Present

                          Evening Telegram Co. - WISC-TV
                          Vice President
                          1982 - Present


Item 29.  Distributor

         a. CUNA Brokerage Services, Inc., a registered broker-dealer, is the principal Distributor of the shares of the Ultra Series Fund. CUNA Brokerage Services, Inc. does not act as principal underwriter, depositor or investment adviser for any investment company other than the Registrant, CUNA Mutual Life Variable Account, and CUNA Mutual Life Variable Annuity Account.

         b. The officers and directors of CUNA Brokerage Services, Inc. are as follows:

Name and Principal             Position with           Positions and Offices
 Business Address              Distributor             with Registrant

Steven A. Goldberg             Director                None
5910 Mineral Point Road        Secretary
Madison, WI  53705

Michael G. Joneson             Director                Chief Accounting Officer,
2000 Heritage Way              Treasurer               Treasurer,and
Waverly, IA  50677                                     Assistant Secretary

Gary L. Cutler                 Director                None
2000 Heritage Way
Waverly, IA  50677

John M. Waggoner               Chief Legal Officer     None
5910 Mineral Point Road
Madison, WI  53705

Campbell D. McHugh             Compliance Officer      None
5910 Mineral Point Road
Madison, WI  53705

Brian Lasko                    Managing Principal      None
2000 Heritage Way
Waverly, IA  50677

Lawrence R. Halverson          Director                Vice President
5910 Mineral Point Road        President               and Secretary
Madison, WI  53705

Marc A. Krasnick               Director                None
5910 Mineral Point Road        Vice President
Madison, WI 53705

Sandra K. Steffeney            Vice President          None
33320 9th Avenue South
Suite 250
Federal Way, WA  98063-3919

         c. There have been no commissions or other compensation paid by Registrant to the Distributor.

Item 30.  Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the CUNA Mutual Life Insurance Company at 2000 Heritage Way, Waverly, Iowa 50677 or at CIMCO Inc., 5910 Mineral Point Road, Madison, Wisconsin 53705 or at CUNA Mutual Insurance Society, 5910 Mineral Point Road, Madison, Wisconsin 53705.

Item 31.  Management Services

Not Applicable

Item 32.  Undertakings

(a)      Not applicable.

(b)      Not applicable.

(c) Registrant undertakes to furnish each person to whom a prospectus is delivered a copy of the registrant's annual report to shareholders, upon request and without charge.

(d) The registrant undertakes, if requested to do so by the holders of at least 10% of the votes represented by its outstanding shares, to call a meeting of shareholders for the purpose of voting upon any question of removal of any Trustee or Trustees, and to assist in communications with shareholders as required by Section 16(c) of the Investment Company Act of 1940, as amended.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Madison, State of Wisconsin, on the 18th day of April, 1997.


                          ULTRA SERIES FUND



                          By:  /s/  Michael S. Daubs
                           Michael S. Daubs, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURES AND TITLE                                  DATE


    Gwendolyn M. Boeke*
Gwendolyn M. Boeke, Trustee


       Alfred L. Disrud*
Alfred L. Disrud, Trustee


/s/  Kevin T. Lentz                                   04/18/97
Kevin T. Lentz, Trustee


    Keith S. Noah*
Keith S. Noah, Trustee


    Thomas C. Watt*
Thomas C. Watt, Trustee


/s/  Linda L. Lilledahl                               04/18/97
 Linda L. Lilledahl, Attorney-In-Fact

* Pursuant to Powers of Attorney filed herewith

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


SIGNATURES AND TITLE                               DATE


/s/  Michael S. Daubs                              04/18/97
Michael S. Daubs, President


/s/  Robert M. Buckingham                          04/18/97
Robert M. Buckingham, Chief Financial
Officer and Assistant Secretary


/s/  Michael G. Joneson                            04/18/97
Michael G. Joneson, Chief Accounting
Officer, Treasurer and Assistant Secretary

                              INDEX TO EXHIBITS TO

                                  FORM N-1A FOR

                                ULTRA SERIES FUND



         8.       C.       Custodian  Agreement with State Street Bank and Trust
                           Company.

         11.      A.       Consent of KPMG Peat Marwick

         17.      Financial Data Schedules

                                  EXHIBIT 8 (c)




                          MUTUAL FUND CUSTODY AGREEMENT




                                Ultra Series Fund

                       STATE STREET BANK AND TRUST COMPANY

                          MUTUAL FUND CUSTODY AGREEMENT
                                Ultra Series Fund
                                Table of Contents

Section/Article                                                      Page
1. Appointment..........................................................1
2. Delivery of Documents................................................1
3. Definitions..........................................................2
4.  Delivery and Registration of the Property...........................3
5. Voting Rights........................................................3
6. Receipt and Disbursement of Money....................................4
7. Receipt of Securities................................................4
8. Use of Securities Depository or the Book-Entry System................5
9. Instructions Consistent With The Declaration, etc....................6
10. Transactions........................................................7
11. Transactions Requiring Instructions.................................8
12. Purchase of Securities..............................................9
13. Sales of Securities................................................10
14. DUTIES OF CUSTODIAN WITH RESPECT TO PROPERTY OF
    THE FUND HELD OUTSIDE OF THE UNITED STATES.........................10
15. Authorized Shares..................................................13
16. Records............................................................13
17. Cooperation with Accountants.......................................13
18. Confidentiality....................................................14
19. Equipment Failures.................................................14
20. Right to Receive Advice............................................14
21. Compliance with Governmental Rules and Regulations.................15
22. Compensation.......................................................15
23. Indemnification....................................................15
24. Responsibility of State Street.....................................16
25. Collection.........................................................16
26. Duration and Termination...........................................17
27. Notices............................................................17
28. Insurance..........................................................17
29. Further Actions....................................................18
30. Amendments.........................................................18
31. Miscellaneous......................................................18
32. ADDITIONAL FUNDS...................................................18
33. REPRODUCTION OF DOCUMENTS..........................................18
31. SHAREHOLDER COMMUNICATIONS ELECTION................................18

Attachment A -- Fees
Attachment B -- Investment Portfolios of the Fund

                          MUTUAL FUND CUSTODY AGREEMENT

             THIS AGREEMENT is made as of April _____, 1997, by and between the Ultra Series Fund, a Massachusetts Business Trust (the "Fund"), and STATE STREET BANK AND TRUST COMPANY, a Massachusetts State chartered bank trust company ("State Street").

                                   WITNESSETH:

             WHEREAS,   the  Fund  is  registered  as  an  open-end   management
investment company under the Investment Company Act of 1940, as amended (the "1940 Act"); and

            WHEREAS, the Fund is authorized to issue shares in separate series, with each such series representing interests in a separate portfolio of securities and other assets; and

             WHEREAS, the Fund intends to initially offer two classes of shares in six series, the Capital Appreciation Stock Series, the Money Market Series, the Growth and Income Series, the Bond Series, the Balanced Series and the Treasury 2000 Series (such series together with all other series subsequently established by the Fund and made subject to this Contract in accordance with
Article 32, being herein referred to as the "Portfolio(s)");

             WHEREAS, the Fund desires to retain State Street to serve as the custodian of the assets of the Portfolios of the Fund and State Street is willing to furnish such services;

             NOW, THEREFORE, in consideration of the premises and mutual covenants herein contained, it is agreed between the parties hereto as follows:

             1. Appointment. The Fund hereby appoints State Street to act as custodian of the portfolio securities, cash and other property of each Portfolio of the Fund on the terms set forth in this Agreement. State Street accepts such appointment and agrees to furnish the services herein set forth in return for the compensation as provided in Article 21 of this Agreement.

             2. Delivery of Documents. The Fund will promptly furnish to State Street such copies, properly certified or authenticated, of contracts, documents and other related information that State Street may request or requires to properly discharge its duties. Such documents may include but are not limited to the following:

             (a) Resolutions of the Fund's Trustees authorizing the appointment of State Street as Custodian of the portfolio securities, cash and other property of the Fund and approving this Agreement;

             (b)  Incumbency   and  signature   certificates   identifying   and
containing the signatures of the Fund's officers and/or the persons authorized to sign Written Instructions, as hereinafter defined, on behalf of the Fund;

              (c) The Fund's Declaration of Trust filed with the Office of the Secretary of the Commonwealth of Massachusetts and all amendments thereto (such Declaration of Trust, as currently in effect and as they shall from time to time be amended, are herein called the "Declaration");

             (d) The Fund's By-Laws and all amendments thereto (such By-Laws, as currently in effect and as they shall from time to time be amended, are herein called the "By-Laws");

             (e)   Resolutions  of  the  Fund's   Trustees   and/or  the  Fund's
stockholders approving the Management Agreement between the Fund and the Fund's investment adviser (the "Management Agreement");

              (f) The Management Agreement;

             (g) The Fund's current Registration Statement on Form N-1A under the 1940 Act and the Securities Act of 1933, as amended ("the 1933 Act") as filed with the Securities and Exchange Commission (the "SEC"); and

             (h) The Fund's most recent prospectus including all amendments and supplements thereto (the "Prospectus").

             The Fund will furnish State Street from time to time with copies of all amendments of or supplements to the foregoing, if any. The Fund will also furnish State Street with a copy of the opinion of counsel for the Fund with respect to the validity of the shares of common stock, par value $.01 per share (the "Shares"), of the Fund and the status of such Shares under the 1933 Act as registered with the SEC, and under any other applicable federal law or regulation.

   3. Definitions

             (a) "Authorized Person". As used in this Agreement, the term "Authorized Person" means the Fund's President, Vice-President, Treasurer and any other person, whether or not any such person is an officer or employee of the Fund, duly authorized by the Trustees of the Fund to give Written Instructions on behalf of the Fund.

             (b) "Book-Entry System". As used in this Agreement, the term "Book-Entry System" means the Federal Reserve/Treasury book-entry system for United States and federal agency securities, its successor or successors and its nominee or nominees.

             (c) "Property". The term "Property", as used in this Agreement, means:

                          (i) any and all  securities,  cash, and other property
             of the Fund which the Fund may from time to time deposit, or cause to be deposited, with State Street or which State Street may from time to time hold for the Fund;

                          (ii) all income in respect of any such  securities  or
             other property;

                          (iii) all proceeds of the sales of any of such securities or other property;

              and

                          (iv) all proceeds of the sale of securities  issued by
             the Fund, which are received by State Street from time to time from or on behalf of the Fund.

         (d) "Securities Depository". As used in this Agreement, the term "Securities Depository" shall mean The Depository Trust Company, a clearing agency registered with the SEC, or its successor or successors and its nominee or nominees; and shall also mean any other registered clearing agency, its successor or successors, specifically identified in a certified copy of a resolution of the Fund's Trustees approving deposits by State Street therein.

        (e) "Written Instructions". Means instructions

                          (i) delivered by mail, tested telegram,  cable, telex,
             facsimile sending device, and received by State Street, signed by one Authorized Person if the transaction is valued at less than $1,000,000 and by two Authorized Persons if the transaction is valued at equal to or greater than $1,000,000 or by persons reasonably believed by State Street to be Authorized Persons; or

                          (ii) transmitted electronically through the State Street `s electronic trade delivery system .

         4. Delivery and Registration of the Property. The Fund will deliver or cause to be delivered to State Street all Property owned by it, including cash received for the issuance of its Shares, at any time during the period of this Agreement, except for securities and monies to be delivered to any subcustodian appointed pursuant to Article 7 hereof. State Street will not be responsible for such securities and such monies until actually received by State Street or by any subcustodian. All securities delivered to State Street or to any such subcustodian (other than in bearer form) shall be registered in the name of the Fund or in the name of a nominee of the Fund or in the name of State Street or any nominee of State Street (with or without indication of fiduciary status) or in the name of any subcustodian or any nominee of such subcustodian appointed pursuant to Article 7 hereof or shall be properly endorsed and in form for transfer satisfactory to State Street. If, however, the Fund directs State Street to maintain securities in "street name", State Street shall utilize its best efforts only to timely collect income due the Fund on such securities and to notify the Fund on a best efforts basis only of relevant corporate actions including, without limitation, pendency of calls, maturities, tender or exchange offers.

             5. Voting Rights. With respect to all securities, however registered, it is understood that the voting and other rights and powers shall be exercised by the Fund. State Street's only duty shall be to mail to the Fund any documents received, including proxy statements and offering circulars, with any proxies for securities registered in a nominee name executed by such nominee. Where warrants, options, tenders or other securities have fixed expiration dates, the Fund understands that in order for State Street to act, State Street must receive the Fund's instructions at its offices in North Quincy, Massachusetts, addressed as State Street may from time to time request, by no later than noon (Massachusetts time) at least one business day prior to the last scheduled date to act with respect thereto (or such earlier date or time as permits the Fund a reasonable period of time in which to respond after State Street notifies the Fund of such date or time). Absent State Street's timely receipt of such instructions, such instruments will expire without liability to State Street.

               6. Receipt and Disbursement of Money.

         (a) State Street shall open and maintain a demand deposit account for each Portfolio of the Fund (the "Bank Account") subject only to draft or order by State Street acting pursuant to the terms of this Agreement, and shall hold in such Bank Account, subject to the provisions hereof, all cash received by it from or for such Portfolio of the Fund. State Street shall make payments of cash to, or for the account of, such Portfolio of the Fund from such cash only (i) for the purchase of securities for the Fund as provided in Article 12 hereof;
(ii) upon receipt of Written Instructions, for the payment of dividends or other distributions of shares, or for the payment of interest, taxes, administration, distribution or advisory fees or expenses which are to be borne by the Portfolio under the terms of this Agreement, any Management Agreement, or any administration agreement of the Fund; (iii) upon receipt of Written Instructions for payments in connection with the conversion, exchange or surrender of securities owned or subscribed to by the Portfolio and held by or to be delivered to State Street; (iv) to a subcustodian pursuant to Article 7 hereof; or (v) upon receipt of Written Instructions for other corporate purposes.

         (b) State Street is hereby authorized to endorse and collect all checks, drafts or other orders for the payment of money received as custodian for the Fund.

        7. Receipt of Securities.

         (a) Except as provided by Article 8 hereof, State Street shall hold all securities and non-cash Property received by it for each Portfolio of the Fund. All such securities and non-cash Property are to be held or disposed of by State Street for each Portfolio of the Fund pursuant to the terms of this Agreement. In the absence of Written Instructions accompanied by a certified resolution authorizing the specific transaction by the Fund's Trustees, State Street shall have no power or authority to withdraw, deliver, assign, hypothecate, pledge or otherwise dispose of any such securities and non-cash Property, except in accordance with the express terms provided for in this Agreement.

         Upon receipt of Written Instructions, State Street shall on behalf of the applicable Portfolio(s) from time to time employ one or more sub-custodians, located in the United States but only in accordance with an applicable vote by the Board of Trustees of the Fund on behalf of the applicable Portfolio(s), and provided that State Street shall have no more or less responsibility or liability to the Fund on account of any actions or omissions of any sub-custodian employed at the direction of the Fund than any such sub-custodian has to State Street. The Custodian may employ as sub-custodian for the Fund's foreign securities on behalf of the applicable Portfolio(s) the foreign banking institutions and foreign securities depositories designated in Schedule A hereto but only in accordance with the provisions of Article 14.

         State Street may itself at any time or times in its discretion appoint (and may at any time remove) any other bank or trust company which is itself qualified under the Investment Company Act of 1940, as amended, to act as its agent to carry out such of the provisions of this Agreement as State Street may from time to time direct; provided, however, that the appointment of any agent shall not relieve State Street of its responsibilities or liabilities hereunder.

         (b) Promptly after the close of business on each day, State Street shall furnish the Fund with confirmations and a summary of all transfers to or from the account of each Portfolio of the Fund during said day. Where securities are transferred to for the account of a Portfolio of the Fund to an account maintained by State Street at a Securities Depository or the Book Entry System pursuant to Article 8 hereof, State Street shall also by book-entry or otherwise identify as belonging to such Portfolio of the Fund the quantity of securities that belongs to such Portfolio of the Fund that are part of a fungible bulk of securities registered in the name of State Street (or its nominee) or shown in State Street's account on the books of a Securities Depository or the Book-Entry System. At least monthly and at such other times as may be reasonable requested by the Fund, State Street shall furnish the Fund with a detailed statement of the Property held for each Portfolio of the Fund under this Agreement.

         8. Use of Securities Depository or the Book-Entry System. The Fund shall deliver to State Street a certified resolution of the Trustees of the Fund approving, authorizing and instructing State Street on a continuous and ongoing basis until instructed to the contrary by Written Instructions actually received by State Street (i) to deposit in a Securities Depository or the Book-Entry System all securities of each Portfolio of the Fund eligible for deposit therein and (ii) to utilize a Securities Depository or the Book-Entry System to the extent possible in connection with the performance of its duties hereunder, including without limitation, settlements of purchases and sales of securities by a Portfolio of the Fund, and deliveries and returns of securities collateral in connection with borrowings. Without limiting the generality of such use, it is agreed that the following provisions shall apply thereto:

             (a) Securities and any cash of a Portfolio of the Fund deposited in a Securities Depository or the Book-Entry System will at all times be segregated from any assets and cash controlled by State Street in other than a fiduciary or custodian capacity but may be commingled with other assets held in such capacities. State Street will effect payment for securities and receive and deliver securities in accordance with accepted industry practices in the place where the transaction is settled, unless the Fund has given State Street Written Instructions to the contrary.

             (b) All Books and records maintained by State Street which relate to any Portfolio of the Fund's participation in a Securities Depository or the Book-Entry System will at all times during State Street's regular business hours be open to the inspection of the Fund's duly authorized employees or agents, and the Fund will be furnished with all information in respect of the services rendered to it as it may require.

             (c) Anything to the contrary in this Contract notwithstanding, State Street shall be liable to the Fund for the benefit of a Portfolio for any loss or damage to the Portfolio resulting from use of a Securities Depository or the Book-Entry System by reason of any negligence, misfeasance or misconduct of State Street or any of its agents or of any of its or their employees or from failure of State Street or any such agent to enforce effectively such rights as it may have against the Securities Depository or the Book-Entry System; at the election of the Fund, it shall be entitled to be subrogated to the rights of State Street with respect to any claim against a. Securities Depository or the Book-Entry System or any other person which State Street may have as a consequence of any such loss or damage if and to the extent that the Portfolio has not been made whole for any such loss or damage.

         9. Instructions Consistent With The Declaration, etc. Unless otherwise provided in this Agreement, State Street shall act only upon Written Instructions. State Street may assume that any Written Instructions received hereunder are not in any way inconsistent with any provision of the Articles or By-Laws of the Fund or any vote or resolution of the Fund's Trustees, or any committee thereof. State Street shall be entitled to rely upon any Written Instructions actually received by State Street pursuant to this Agreement. The Fund agrees that State Street shall incur no liability in acting upon Written Instructions given to State Street. In accord with instructions from the Fund, as required by accepted industry practice or as State Street may elect in effecting the execution of Fund instructions, advances of cash or other Property made by State Street on behalf of a Portfolio of the Fund, arising from the purchase, sale, redemption, transfer or other disposition of Property of the Fund, or in connection with the disbursement of funds to any party, or in payment of fees, expenses, claims or liabilities owed to State Street by the Fund, or to any other party which has secured judgment in a court of law against the Fund which creates an overdraft in the accounts or over-delivery of Property shall be deemed a loan by State Street to the Fund, payable on demand, bearing interest at such rate customarily charged by State Street for similar loans and any property at any time held for the account of the applicable Portfolio shall be security therefor and should the Fund fail to repay State Street promptly, State Street shall be entitled to utilize available cash and to dispose of such Portfolio's assets to the extent necessary to obtain reimbursement.

         The Fund agrees that test arrangements, authentication methods or other security devices to be used with respect to instructions which the Fund may give by telephone, telex, TWX facsimile transmission, bank wire or through an electronic instruction system, shall be processed in accordance with terms and conditions for the use of such arrangements, methods or devices as State Street may put into effect and modify from time to time. The Fund shall safeguard any test keys, identification codes or other security devices which State Street makes available to the Fund and agrees that the Fund shall be responsible for any loss, liability or damage incurred by State Street or by the Fund as a result of State Street's acting in accordance with instructions from any unauthorized person using the proper security device unless such loss, liability or damage was incurred as a result of State Street's negligence or willful misconduct. State Street may electronically record, but shall not be obligated to so record, any instructions given by telephone and any other telephone discussions with respect to the Account. In the event that the Fund uses State Street's electronic trade delivery system, the Fund agrees that State Street is not responsible for the consequences of the failure of the system to perform for any reason beyond the reasonable control of State Street, or the failure of any communications carrier, utility, or communications network. In the event the system is inoperable, the Fund agrees that it will accept the communication of transaction instructions by telephone, facsimile transmission on equipment compatible to State Street's facsimile receiving equipment or by letter, at no additional charge to the Fund.

             10. Transactions Not Requiring Instructions. State Street is authorized to take the following action without Written Instructions:

         (a) Collection of Income and Other Payments. State Street shall:

                  (i) subject to Article 4, collect and receive for the account of each Portfolio of the Fund, all income and other payments and distributions, including (without limitation) stock dividends, rights, warrants and similar items, included or to be included in the Property of such Portfolio of the Fund, and promptly advise the Fund of such receipt and shall credit such income, as collected, to such Portfolio of the Fund. From time to time, State Street may elect, but shall not be so obligated, to credit the Account with interest, dividends or principal payments on payable or contractual settlement date, in anticipation of receiving same from a payer, central depository, broker or other agent employed by the Fund or State Street. Any such crediting and posting shall be at the Fund's sole risk, and State Street shall be authorized to reverse any such advance posting in the event State Street does not receive good funds from any such payer, central depository, broker or agent of the Fund.

                  (ii) endorse and deposit for collection in the name of the Fund, checks, drafts, or other orders for the payment of money on the same day as received;

                  (iii) receive and hold for the account of each Portfolio of the Fund all securities received by the Fund as a result of a stock dividend, share split-up or reorganization, recapitalization, readjustment or other rearrangement or distribution of rights or similar securities issued with respect to any portfolio securities of such Portfolio of the Fund held by State Street hereunder;

                  (iv) present for payment and collect the amount payable upon all securities which may mature or be called, redeemed or retired, or otherwise become payable on the date such securities become payable;

                  (v) take any action which may be necessary and proper in connection with the collection and receipt of such income and other payments and the endorsement for collection of checks, drafts and other negotiable instruments;

                  (vi) with respect to domestic securities, to exchange securities in temporary form for securities in definitive form, to effect an exchange of the shares where the par value of stock is changed, and to surrender securities at maturity or when advised of earlier call for redemption, against payment therefor in accordance with accepted industry practice. The Fund understands that State Street subscribes to one or more nationally recognized services that provide information with respect to calls for redemption of bonds or other corporate actions. State Street shall not be liable for failure to redeem any called bond or to take other action if notice of such call or action was not provided by any service to which it subscribes provided that State Street shall have acted in good faith without negligence and in accordance with "Street Practice" (as is customary in industry). State Street shall have no duty to notify the Fund of any rights, duties, limitations, conditions or other information set forth in any security (including mandatory or optional put, call and similar provisions), but State Street shall forward to the Fund any notices or other documents subsequently received in regard to any such security. When fractional shares of stock of a declaring corporation are received as a stock distribution, unless specifically instructed to the contrary in writing, State Street is authorized to sell the fraction received and credit the applicable Portfolio's account. Unless specifically instructed to the contrary in writing, State Street is authorized to exchange securities in bearer form for securities in registered form. If any Property registered in the name of a nominee of State Street is called for partial redemption by the issuer of such Property, State Street is authorized to allot the called portion to the respective beneficial holders of the Property in such manner deemed to be fair and equitable by State Street in its sole discretion.

             (b) Miscellaneous Transactions. State Street is authorized to deliver or cause to be delivered Property against payment or other consideration or written receipt therefor in the following cases:

                          (i) for examination by a broker selling for the account of a Portfolio of the Fund in accordance with street delivery custom;

                          (ii) for the exchange of interim receipts or temporary
             securities for definitive securities;

                          (iii)for transfer of securities into the name of the Fund or State Street or a nominee of either, or for exchange of securities for a different number of bonds, certificates, or other evidence, representing the same aggregate face amount or number of units bearing the same interest rate, maturity date and call provisions, if any; provided that, in any such case, the new securities are to be delivered to State Street.

             11. Transactions Requiring Instructions. Upon receipt of Written Instructions and not otherwise, State Street, directly or through the use of a Securities Depository or the Book-Entry System, shall:

             (a) Execute and deliver to such persons as may be designated in such Written Instructions, proxies, consents, authorizations, and any other instruments whereby the authority of the Fund as owner of any securities may be exercised,

             (b) Deliver any securities held for a Portfolio of the Fund against receipt of other securities or cash issued or paid in connection with the liquidation, reorganization, refinancing, merger, consolidation or recapitalization of any corporation, or the exercise of any conversion privilege;

             (c) Deliver any securities held for a Portfolio of the Fund to any protective committee, reorganization committee or other person in connection with the reorganization, refinancing, merger, consolidation, recapitalization or sale of assets of any corporation, against receipt of such certificates of deposit, interim receipts or other instruments or documents as may be issued to it to evidence such delivery;

             (d) Make such transfers or exchanges of the assets of a Portfolio of the Fund and take such other steps as shall be stated in said instructions to be for the purpose of effectuating any duly authorized plan of liquidation, reorganization, merger, consolidation or recapitalization of such Portfolio of the Fund;

              (e) Release securities belonging to a Portfolio of the Fund to any bank or trust company for the purpose of pledge or hypothecation to secure any loan incurred by such Portfolio of the Fund; provided, however, that securities shall be released only upon payment to State Street of the monies borrowed, except that in cases where additional collateral is required to secure a borrowing already made, subject to proper prior authorization, further securities may be released for that purpose; and pay such loan upon redelivery to it of the securities pledged or hypothecated therefor and upon surrender of the note or notes evidencing the loan;

             (f) Deliver any securities held for a Portfolio of the Fund upon the exercise of a covered call option written by the Fund on such securities on behalf of such Portfolio; and

             (g) Deliver securities held for a Portfolio of the Fund pursuant to separate security lending agreements concerning the lending of the Portfolio's securities into which the Fund may enter, from time to time on behalf of such Portfolio.

             (h) Without specific authorization of the Fund, State Street shall not accept due bills in place of Property or securities or accept partial delivery or settlement. State Street is authorized to deliver Property of a Portfolio of the Fund, against a receipt therefor, for examination in accordance with "street delivery" custom and to accept, in lieu of Property, documents, including trust and collateral receipts and letters of undertaking, as long as such documents contain the agreement of the issuer thereof to hold such Property subject to State Street's sole order.

             12. Purchase of Securities. Promptly after each purchase of securities by the Fund's investment adviser (or any sub-adviser), the Fund shall deliver to State Street (as Custodian) Written Instructions specifying with respect to each such purchase: (a) the name of the issuer and the title of the securities, (b) the number of shares of the principal amount purchased and accrued interest, if any, (c) the dates of purchase and settlement, (d) the purchase price per unit, (e) the total amount payable upon such purchase, (f) the name of the person from whom or the broker through whom the purchase was made and (g) the Portfolio of the Fund for which the purchase was made. State Street shall upon receipt of securities purchased by or for a Portfolio of the Fund pay out of the moneys held for the account of such Portfolio the total amount payable to the person from whom or the broker through whom the purchase was made, provided that the same conforms to the total amount payable as set forth in such Written Instructions.

              13. Sales of Securities. Promptly after each sale of securities by the Fund's investment adviser, the Fund shall deliver to State Street (as Custodian) Written Instructions, specifying with respect to each such sale: (a) the name of the issuer and the title of the security, (b) the number of shares or principal amount sold, and accrued interest' if any, (c) the date of sale,
(d) the sale price per unit, (e) the total amount payable to the Fund upon such sale, (f) the name of the broker through whom or the person to whom the sale was made and (g) the Portfolio of the Fund for which the sale was made. State Street shall deliver the securities upon receipt of the total amount payable to the Fund upon such sale, provided that the same conforms to the total amount payable as set forth in such Written Instructions. Subject to the foregoing, State Street may accept payment in such form as shall be satisfactory to it, and may deliver securities and arrange for payment in accordance with the customs prevailing among dealers in securities.

             14. Duties of the Custodian with Respect to Property of the Fund Held Outside of the United States

                  (a) Appointment of Foreign Sub-Custodians. The Fund hereby authorizes and instructs the Custodian to employ as sub-custodians for the Portfolio's securities and other assets maintained outside the United States the foreign banking institutions and foreign securities depositories designated on Schedule A hereto ("foreign sub-custodians"). Upon receipt of Written Instructions, together with a certified resolution of the Fund's Board of Trustees, the Custodian and the Fund may agree to amend Schedule A hereto from time to time to designate additional foreign banking institutions and foreign securities depositories to act as sub-custodian. Upon receipt of Written Instructions, the Fund may instruct the Custodian to cease the employment of any one or more such sub-custodians for maintaining custody of the Portfolio's assets.

                  (b)  Assets  to  be  Held.  The  Custodian   shall  limit  the
securities and other assets maintained in the custody of the foreign sub-custodians to: (a) "foreign securities", as defined in paragraph (c)(1) of Rule 17f-5 under the Investment Company Act of 1940, and (b) cash and cash equivalents in such amounts as the Custodian or the Fund may determine to be reasonably necessary to effect the Portfolio's foreign securities transactions. The Custodian shall identify on its books as belonging to the Fund, the foreign securities of the Fund held by each foreign sub-custodian.

                  (c) Foreign Securities Systems. Except as may otherwise be agreed upon in writing by the Custodian and the Fund, assets of the Portfolios shall be maintained in a clearing agency which acts as a securities depository or in a book-entry system for the central handling of securities located outside the United States (each a "Foreign Securities System") only through arrangements implemented by the foreign banking institutions serving as sub-custodians pursuant to the terms hereof. Where possible, such arrangements shall include entry into agreements containing the provisions set forth in Article 14 (e) hereof.

                  (d) Holding Securities. The Custodian may hold securities and other non-cash property for all of its customers, including the Fund, with a foreign sub-custodian in a single account that is identified as belonging to the Custodian for the benefit of its customers, provided however, that (i) the records of the Custodian with respect to securities and other non-cash property of the Fund which are maintained in such account shall identify by book-entry those securities and other non-cash property belonging to the Fund and (ii) the Custodian shall require that securities and other non-cash property so held by the foreign sub-custodian be held separately from any assets of the foreign sub-custodian or of others.

                  (e) Agreements with Foreign Banking Institutions. Each agreement with a foreign banking institution shall provide that: (a) the assets of each Portfolio will not be subject to any right, charge, security interest, lien or claim of any kind in favor of the foreign banking institution or its creditors or agent, except a claim of payment for their safe custody or administration; (b) beneficial ownership for the assets of each Portfolio will be freely transferable without the payment of money or value other than for custody or administration; (c) adequate records will be maintained identifying the assets as belonging to each applicable Portfolio; (d) officers of or auditors employed by, or other representatives of the Custodian, including to the extent permitted under applicable law the independent public accountants for the Fund, will be given access to the books and records of the foreign banking institution relating to its actions under its agreement with the Custodian; and
(e) assets of the Portfolios held by the foreign sub-custodian will be subject only to the instructions of the Custodian or its agents.

                  (f) Access of Independent Accountants of the Fund. Upon request of the Fund, the Custodian will use its best efforts to arrange for the independent accountants of the Fund to be afforded access to the books and records of any foreign banking institution employed as a foreign sub-custodian insofar as such books and records relate to the performance of such foreign banking institution under its agreement with the Custodian.

                  (g) Reports by Custodian. The Custodian will supply to the Fund from time to time, as mutually agreed upon, statements in respect of the securities and other assets of the Portfolio(s) held by foreign sub-custodians, including but not limited to an identification of entities having possession of the Portfolio(s) securities and other assets and advices or notifications of any transfers of securities to or from each custodial account maintained by a foreign banking institution for the Custodian on behalf of each applicable Portfolio indicating, as to securities acquired for a Portfolio, the identity of the entity having physical possession of such securities.

                  (h) Transactions in Foreign Custody Account. (i) Except as otherwise provided in subparagraph (ii) of this Article 14 (h), the provisions of Articles 12 and 13 of this Contract shall apply, mutatis mutandis to the foreign securities of the Fund held outside the United States by foreign sub-custodians.

                  (ii) Notwithstanding any provision of this Contract to the contrary, settlement and payment for securities received for the account of each applicable Portfolio and delivery of securities maintained for the account of each applicable Portfolio may be effected in accordance with the customary established securities trading or securities processing practices and procedures in the jurisdiction or market in which the transaction occurs, including, without limitation, delivering securities to the purchaser thereof or to a dealer therefor (or an agent for such purchaser or dealer) against a receipt with the expectation of receiving later payment for such securities from such purchaser or dealer.

                  (iii) Securities maintained in the custody of a foreign sub-custodian may be maintained in the name of such entity's nominee to the same extent as set forth in Article 4 of this Contract, and the Fund agrees to hold any such nominee harmless from any liability as a holder of record of such securities.

                  (i) Liability of Foreign Sub-Custodians. Each agreement pursuant to which the Custodian employs a foreign banking institution as a foreign sub-custodian shall require the institution to exercise reasonable care in the performance of its duties and to indemnify, and hold harmless, the Custodian and the Fund from and against any loss, damage, cost, expense, liability or claim arising out of or in connection with the institution's performance of such obligations. At the election of the Fund, it shall be entitled to be subrogated to the rights of the Custodian with respect to any claims against a foreign banking institution as a consequence of any such loss, damage, cost, expense, liability or claim if and to the extent that the Fund has not been made whole for any such loss, damage, cost, expense, liability or claim.

                  (j) Liability of Custodian. The Custodian shall be liable for the acts or omissions of a foreign banking institution to the same extent as set forth with respect to sub-custodians generally in this Contract and, regardless of whether assets are maintained in the custody of a foreign banking institution, a foreign securities depository or a branch of a U.S. bank as contemplated by Article 14(l) hereof, the Custodian shall not be liable for any loss, damage, cost, expense, liability or claim resulting from nationalization, expropriation, currency restrictions, or acts of war or terrorism or any loss where the sub-custodian has otherwise exercised reasonable care. Notwithstanding the foregoing provisions of this Article 14 (j), in delegating custody duties to State Street London Ltd., the Custodian shall not be relieved of any responsibility to the Fund for any loss due to such delegation, except such loss as may result from (a) political risk (including, but not limited to, exchange control restrictions, confiscation, expropriation, nationalization, insurrection, civil strife or armed hostilities) or (b) other losses (excluding a bankruptcy or insolvency of State Street London Ltd. not caused by political risk) due to Acts of God, nuclear incident or other losses under circumstances where the Custodian and State Street London Ltd. have exercised reasonable care.

                  (k) Monitoring Responsibilities. The Custodian shall furnish annually to the Fund, during the month of June, information concerning the foreign sub-custodians employed by the Custodian. Such information shall be similar in kind and scope to that furnished to the Fund in connection with the initial approval of this Contract. In addition, the Custodian will promptly inform the Fund in the event that the Custodian learns of a material adverse change in the financial condition of a foreign sub-custodian or any material loss of the assets of the Fund or in the case of any foreign sub-custodian not the subject of an exemptive order from the Securities and Exchange Commission is notified by such foreign sub-custodian that there appears to be a substantial likelihood that its shareholders' equity will decline below $200 million (U.S. dollars or the equivalent thereof) or that its shareholders' equity has declined below $200 million (in each case computed in accordance with generally accepted U.S. accounting principles).

                  (l) Branches of U.S. Banks. (i) Except as otherwise set forth in this Contract, the provisions hereof shall not apply where the custody of the Portfolios assets are maintained in a foreign branch of a banking institution which is a "bank" as defined by Section 2(a)(5) of the Investment Company Act of 1940 meeting the qualification set forth in Section 26(a) of said Act. The appointment of any such branch as a sub-custodian shall be governed by Article 1 of this Contract.

                  (ii) Cash held for each Portfolio of the Fund in the United Kingdom shall be maintained in an interest bearing account established for the Fund with the Custodian's London branch, which account shall be subject to the direction of the Custodian, State Street London Ltd. or both.

                  (m) Tax Law. The Custodian shall have no responsibility or liability for any obligations now or hereafter imposed on the Fund or the Custodian as custodian of the Fund by the tax law of the United States of America or any state or political subdivision thereof. It shall be the responsibility of the Fund to notify the Custodian of the obligations imposed on the Fund or the Custodian as custodian of the Fund by the tax law of jurisdictions other than those mentioned in the above sentence, including responsibility for withholding and other taxes, assessments or other governmental charges, certifications and governmental reporting. The sole responsibility of the Custodian with regard to such tax law shall be to use reasonable efforts to assist the Fund with respect to any claim for exemption or refund under the tax law of jurisdictions for which the Fund has provided such information.

             15. Authorized Shares. The Fund has two classes of shares, Class C (unaffiliated separate accounts and qualified plans) and Class Z (separate accounts and qualified plans affiliated with CUNA Mutual Group).

             16. Records. The books and records pertaining to the Fund which are in the possession of State Street shall be the property of the Fund. Such books and records shall be prepared and maintained as required by the 1940 Act; other applicable federal and state securities laws and rules and regulations; and, any state or federal regulatory body having appropriate jurisdiction. The Fund, or the Fund's authorized representatives, shall have access to such books and records at all times during State Street's normal business hours, and such books and records shall be surrendered to the Fund promptly upon request. Upon reasonable request of the Fund, copies of any such books and records shall be provided by State Street to the Fund or the Fund's authorized representative at the Fund's expense.

              17. Cooperation with Accountants. State Street shall cooperate with the Fund's independent certified public accountants and shall take all reasonable action in the performance of its obligations under this Agreement to assure that the necessary information is made available to such accountants for the expression of their unqualified opinion, including but not limited to the opinion included in the Fund's semiannual report on Form N-SAR.

              18. Confidentiality. State Street agrees on behalf of itself and its employees to treat confidentially and as the proprietary information of the Fund all records and other information relative to the Fund and its prior, present or potential Shareholders and relative to the investment advisers and its prior, present or potential customers, and not to use such records and information for any purpose other than performance of its responsibilities and duties hereunder, except after prior notification to and approval in writing by the Fund, which approval shall not be unreasonably withheld and may not be withheld where State Street may be exposed to civil or criminal contempt proceedings for failure to comply, when requested to divulge such information by duly constituted authorities, or when so requested by the Fund. Nothing contained herein, however, shall prohibit State Street from advertising or soliciting the public generally with respect to other products or services, regardless of whether such advertisement or solicitation may include prior, present or potential Shareholders of the Fund.

             19. Equipment Failures. In the event of equipment failures beyond State Street's control, State Street shall, at no additional expense to the Fund, take reasonable steps to minimize service interruptions but shall not have liability with respect thereto. State Street shall enter into and shall maintain in effect with appropriate parties one or more agreements making reasonable provision for back up emergency use of electronic data processing equipment to the extent appropriate equipment is available.

                20. Right to Receive Advice.

             (a) Advice of Fund. If State Street shall be in doubt as to any action to be taken or omitted by it, it may request, and shall receive, from the Fund clarification or advice.

             (b) Advice of Counsel. If State Street shall be in doubt as to any question of law involved in any action to be taken or omitted by State Street, it may request advice at its own cost from counsel of its own choosing (who may be counsel for the Fund or State Street, at the option of State Street).

              (c) Conflicting Advice. In case of conflict between directions or advice received by State Street pursuant to subparagraph (a) of this Article and advice received by State Street pursuant to subparagraph (b) of this paragraph, State Street shall be entitled to rely on and follow the advice received pursuant to the latter provision alone.

              (d) Protection of State Street. State Street shall be protected in any action or inaction which it takes or omits to take in reliance on any directions or advice received pursuant to subparagraph (a) of this Article which State Street, after receipt of any such directions or advice, in good faith believes to be consistent with such directions or advice. However, nothing in this paragraph shall be construed as imposing upon State Street any obligation
(i) to seek such directions or advice, or (ii) to act in accordance with such directions or advice when received, unless, under the terms or another provision of this Agreement, the same is a condition to State Street's properly taking or omitting to take such action. Nothing in this subparagraph shall excuse State Street when an action or omission on the part of State Street constitutes willful misfeasance, bad faith, gross negligence or reckless disregard by State Street of its duties under this Agreement.

             21. Compliance with Governmental Rules and Regulations. The Fund assumes full responsibility for insuring that the contents of each Prospectus of the Fund complies with all applicable requirements of the 1933 Act, the 1940 Act, and any laws, rules and regulations of governmental authorities having jurisdiction.

             22. Compensation. As compensation for the services described within this Agreement and rendered by State Street during the term of this Agreement, the Fund will pay to State Street, in addition to reimbursement of its out-of-pocket expenses, monthly fees as outlined in Attachment A.

            23. Indemnification. The Fund, as sole owner of the Property, agrees to indemnify and hold harmless State Street and its nominees from all taxes, charges, expenses, assessments, claims, and liabilities (including, without limitation, liabilities arising under the 1933 Act, the Securities Exchange Act of 1934 as amended, the 1940 Act, and any state and foreign securities and blue sky laws, all as or to be amended from time to time) and expenses, including (without limitation) attorney's fees and disbursements, arising directly or indirectly (a) from the fact that securities included in the Property are registered in the name of any such nominee or (b) without limiting the generality of the foregoing clause (a) from any action or thing which State Street takes or does or omits to take or do (i) at the request or on the direction of or in reliance on the advice of the Fund given in accordance with the terms of this Agreement, (ii) upon Written Instructions or (iii) in carrying out the provisions of this Contract in good faith without negligence; provided, that neither State Street nor any of its nominees or agents shall be indemnified against any liability to the Fund or to its Shareholders (or any expenses incident to such liability) arising out of (x) State Street's or such nominee's or agent's own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties under this Agreement or any agreement between State Street and any nominee or subcustodian or (y) State Street's own or its agent's negligent failure to perform its duties under this Agreement. In no event shall State Street be liable for indirect, special or consequential damages. In the event of any advance of cash for any purpose made by State Street on behalf of a Portfolio resulting from orders or Written Instructions of the Fund, or in the event that State Street or its nominee or agent shall incur or be assessed any taxes, charges, expenses, assessments, claims or liabilities in connection with the performance of this Agreement, except such as may arise from its or its nominee's or agent's own negligent action, negligent failure to act, willful misconduct, or reckless disregard of its duties under this Agreement or any agreement between State Street and any nominee or agent, the Fund shall promptly reimburse State Street for such advance of cash or such taxes, charges, expenses, assessments, claims or liabilities and any property at any time held for the account of the applicable Portfolio shall be security therefor and should the Fund fail to repay State Street promptly, State Street shall be entitled to utilize available cash and to dispose of such Portfolio's assets to the extent necessary to obtain reimbursement.

         If the Fund on behalf of a Portfolio requires State Street to take any action with respect to securities, which action involves the payment of money or which action may, in the opinion of State Street, result in State Street or its nominee assigned to the Fund or the Portfolio being liable for the payment of money or incurring liability of some other form, the Fund on behalf of the Portfolio, as a prerequisite to requiring State Street to take such action, shall provide indemnity to State Street in an amount and form satisfactory to it.

             State Street will indemnify the Fund for loss of Property in its care, provided such loss is due to the gross negligence or dishonesty of State Street's officers or employees, or to burglary, robbery, holdup, theft, extortion, mysterious disappearance or loss due to damage or destruction. In the event of such loss, State Street agrees that it shall promptly replace such Property or the value of same (by, among other means, posting appropriate bond with the issuer to obtain reissue of such Property), together with the value of any loss of rights or privileges resulting from such loss. State Street shall make available to the Fund for inspection any such Property or value amounts so replaced.

             24. Responsibility of State Street. State Street shall be under no duty to take any action on behalf of the Fund except as specifically set forth herein or as may be specifically agreed to by State Street in writing. In the performance of its duties hereunder, State Street shall be obligated to exercise reasonable care and diligence and to act in good faith and to use its best efforts within reasonable limits to insure the accuracy of all services performed under this Agreement. State Street shall be responsible for its own negligent failure or that of any agent it shall appoint to perform its duties under this Agreement but to the extent that duties, obligations and responsibilities are not expressly set forth in this Agreement, State Street shall not be liable for any act or omission which does not constitute willful misfeasance, bad faith, or gross negligence on the part of State Street or reckless disregard of such duties, obligations and responsibilities. Without limiting the generality of the foregoing or of any other provision of this Agreement, State Street in connection with its duties under this Agreement shall not be under any duty or obligation to inquire into and shall not be liable for or in respect of (a) the validity or invalidity or authority or lack thereof of any advice, direction, notice or other instrument which conforms to the applicable requirements of this Agreement, if any, and which State Street believes to be genuine, (b) the validity of the issue of any securities purchased or sold by the Fund, the legality of the purchase or sale thereof or the propriety of the amount paid or received therefor, (c) the legality of the issue or sale of any Shares, or the sufficiency of the amount to be received therefor, (d) the legality of the redemption of any Shares, or the propriety of the amount to be paid therefor, (e) the legality of the declaration or payment of any dividend or distribution on Shares, or (f) delays or errors or loss of data occurring by reason of circumstances beyond State Street's control, including acts of civil or military authority, national emergencies, labor difficulties, fire, mechanical breakdown (except as provided in Article 18), flood or catastrophe, acts of God, insurrection, war, riots, or failure of the mail, transportation systems, communication systems or power supply.

             25. Collection. All collections of monies or other property in respect, or which are to become part, of the Property (but not the safekeeping thereof upon receipt by State Street) shall be at the sole risk of the Fund. In any case in which State Street does not receive any payment due the Fund within a reasonable time after State Street has made proper demands for the same, it shall so notify the Fund in writing, including copies of all demand letters, any written responses thereto, and memoranda of all oral responses thereto, and to telephonic demands, and await instructions from the Fund. State Street shall not be obliged to take legal action for collection unless and until reasonably indemnified to its satisfaction. State Street shall also notify the Fund as soon as reasonably practicable whenever income due on securities is not collected in due course.

             26. Duration and Termination. This Agreement shall be effective as of the date hereof and shall continue until termination by the Fund or by State Street on 90 day's written notice. Upon any termination of this Agreement, pending appointment of a successor to State Street or a vote of the Shareholders of the Fund to dissolve or to function without a custodian of its cash, securities or other property, State Street shall not deliver cash, securities or other property of the Fund to the Fund, but may deliver them to a bank or trust company of its own selection, having aggregate capital, surplus and undivided profits, as shown by its last published report of not less than twenty million dollars ($20,000,000) as a successor custodian for the Fund to be held under terms similar to those of this Agreement, provided, however, that State Street shall not be required to make any such delivery or payment until full payment shall have been made by the Fund of all liabilities constituting a charge on or against the properties then held by State Street or on or against State Street and until full payment shall have been made to State Street of all of its fees, compensation, costs and expenses, subject to the provisions of Paragraph 21 of this Agreement.

               27. Notices. All notices and other communications (collectively referred to as "Notice" or "Notices" in this Article) hereunder shall be in writing or by confirming telegram, cable, telex, or facsimile sending device. Notices shall be addressed : if to the Fund: Ultra Series Fund, 2000 Heritage Way, Waverly, IA 50677-0061, telephone: (319) 352-1000 extension 2231; and if to State Street: State Street Bank and Trust Company, 108 Myrtle Street, North Quincy, MA 02171-2197, Attention: Kenneth A. Bergeron, Vice President,
telephone: (617) 985-6489 or, in either case, at such other address as shall have been notified to the sender of any such Notice or other communication. If the location of the sender of a Notice and the address of the addressee thereof are, at the time of sending, more than 100 miles apart, the Notice may be sent by first-class mail, in which case it shall be deemed to have been given three days after it is sent, or if sent by confirming telegram, cable, telex or facsimile sending device, it shall be deemed to have been given immediately, and, if the location of the sender of a Notice and the address of the addressee thereof are, at the time of sending, not more than 100 miles apart, the Notice may be sent by first-class mail, in which case it shall be deemed to have been given two days after it is sent, of if sent by messenger, it shall be deemed to have been given on the day it is delivered, or if sent by confirming telegram, cable, telex or facsimile sending device, it shall be deemed to have been given immediately. All postage, cable, telegram, telex and facsimile sending device charges arising from the sending of a Notice hereunder shall be paid by the sender.

              28. Insurance. State Street shall at all times carry insurance with insurers acceptable to the Fund and in amounts sufficient to cover losses, errors, omissions, or fraud for which State Street in this custody agreement has agreed to indemnify the Fund. From time to time the types and amounts of these policies will be reviewed with the Fund by State Street.

             29. Further Actions Each party agrees to perform such further acts and execute such further documents as are necessary to effectuate the purposes hereof.

             30. Amendments. This Agreement or any part hereof may be changed or waived only by an instrument in writing signed by the party against which enforcement of such change or waiver is sought.

                31. Miscellaneous. This Agreement embodies the entire Agreement and understanding between the parties hereto, and supersedes all prior agreements and understandings relating to the parties hereto. The captions in this Agreement are included for convenience of reference only and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect. This Agreement shall be deemed to be a contract made in Massachusetts and governed by Massachusetts law. If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby. This Agreement shall be binding upon and shall inure to the benefit of the parties hereto and their respective successors.

               32. Additional Funds. In the event that the Fund establishes one or more series of Shares in addition to the Capital Appreciation Stock Series, Money Market Series, Growth and Income Stock Series, Bond Series, Balanced Series and Treasury 2000 Series with respect to which it desires to have State Street render services as custodian under the terms hereof, it shall so notify State Street in writing, and if State Street agrees in writing to provide such services, such series of Shares shall become a Portfolio hereunder.

              33. Reproduction of Documents. This Contract and all schedules, exhibits, attachments and amendments hereto may be reproduced by any photographic, photostatic, microfilm, micro-card, miniature photographic or other similar process. The parties hereto all/each agree that any such reproduction shall be admissible in evidence as the original itself in any judicial or administrative proceeding, whether or not the original is in existence and whether or not such reproduction was made by a party in the regular course of business, and that any enlargement, facsimile or further reproduction of such reproduction shall likewise be admissible in evidence.

             34. Shareholder Communications Election. Securities and Exchange Commission Rule 14b-2 requires banks which hold securities for the account of customers to respond to requests by issuers of securities for the names, addresses and holdings of beneficial owners of securities of that issuer held by the bank unless the beneficial owner has expressly objected to disclosure of this information. In order to comply with the rule, State Street needs the Fund to indicate whether it authorizes State Street to provide the Fund's name, address, and share position to requesting companies whose securities the Fund owns. If the Fund tells State Street "no", State Street will not provide this information to requesting companies. If the Fund tells State Street "yes" or does not check either "yes" or "no" below, State Street is required by the rule to treat the Fund as consenting to disclosure of this information for all securities owned by the Fund or any funds or accounts established by the Fund. For the Fund's protection, the Rule prohibits the requesting company from using the Fund's name and address for any purpose other than corporate communications. Please indicate below whether the Fund consents or objects by checking one of the alternatives below.

YES [ X] State Street is authorized to release the Fund's name, address, and share positions.

NO [   ]     State Street is not authorized to release the Fund's name, address, and share positions.

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed by their officers designated below as of the day and year first above written.

                                            ULTRA SERIES FUND

Attest:  /s/  Linda L. Lilledahl             By:    /s/  Michael S. Daubs

                                             Name:  Michael S. Daubs

                                             Title:  President


                                            STATE STREET BANK AND TRUST COMPANY


 Attest:  /s/  Janice M. Duffy               By:   /s/  Mark A. Bowler

                                             Name:  Mark A. Bowler

                                             Title:  Senior Vice President

                                  ATTACHMENT B

Portfolios of the Ultra Series Fund

         Capital Appreciation Stock Series
         Money Market Series
         Growth and Income Stock Series
         Bond Series
         Balanced Series
         Treasury 2000 Series

                                   EXHIBIT 11


The Trustees and Shareholders of Ultra Series Fund:

We consent to the use of our reports included herein and to the reference to our Firm under the heading "Financial Highlights" in Part A and "Independent Auditors" in Part B of Form N-1A Post Effective Amendment for the Ultra Series Fund.

Our report dated March 26, 1997, contains an explanatory paragraph that states that the Company prepared the financial statements using accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from generally accepted accounting principles. Also, as discussed in note 1 to the financial statements, the Company changed its method of accounting for mortgage loan foreclosure losses in 1995.



                              KPMG Peat Marwick LLP

Des Moines, Iowa
April 17, 1997